UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Dividend Value Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.5%

	COMMON STOCKS – 99.5%

	Aerospace & Defense – 1.3%

115,057	General Dynamics Corporation	$15,391,175

	Banks – 7.2%

2,519,756	Bank of America Corporation	35,629,350

268,392	BankUnited Inc.	9,044,810

750,708	Citigroup Inc.	31,965,147

177,488	Home Bancshares, Inc.	6,870,560
	Total Banks	83,509,867

	Biotechnology – 1.0%

211,032	AbbVie Inc.	11,585,657

	Capital Markets – 3.4%

170,272	Ameriprise Financial, Inc.	15,435,157

497,052	Invesco LTD	14,876,766

337,839	Morgan Stanley	8,743,273
	Total Capital Markets	39,055,196

	Chemicals – 3.0%

312,358	Dow Chemical Company, (2)	13,119,036

129,696	PPG Industries, Inc.	12,336,684

92,677	Praxair, Inc., (2)	9,267,700
	Total Chemicals	34,723,420

	Commercial Services & Supplies – 1.1%

632,742	Pitney Bowes Inc.	12,389,088

	Communications Equipment – 4.1%

1,286,288	Cisco Systems, Inc.	30,600,792

380,388	QUALCOMM, Inc.	17,246,792
	Total Communications Equipment	47,847,584

	Consumer Finance – 1.2%

292,881	Discover Financial Services	13,411,021

	Diversified Financial Services – 2.4%

162,463	Moody’s Corporation, (2)	14,481,952

212,301	NASDAQ Stock Market, Inc.	13,162,662
	Total Diversified Financial Services	27,644,614

	Diversified Telecommunication Services – 4.2%

999,931	AT&T Inc.	36,057,512

Nuveen Investments	1

Nuveen Dividend Value Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Diversified Telecommunication Services (continued)

2,838,198	Frontier Communications Corporation, (2)	$12,913,801
	Total Diversified Telecommunication Services	48,971,313

	Electric Utilities – 1.8%

187,345	NextEra Energy Inc.	20,928,310

	Electrical Equipment – 1.2%

276,449	Eaton PLC	13,963,439

	Energy Equipment & Services – 0.9%

144,769	Schlumberger Limited	10,462,456

	Food & Staples Retailing – 1.2%

146,506	CVS Health Corporation	14,151,015

	Food Products – 1.1%

222,307	General Mills, Inc.	12,562,569

	Health Care Equipment & Supplies – 3.7%

389,794	Abbott Laboratories	14,753,703

368,127	Medtronic, PLC	27,948,202
	Total Health Care Equipment & Supplies	42,701,905

	Health Care Providers & Services – 2.7%

93,319	CIGNA Corporation	12,467,418

165,438	UnitedHealth Group Incorporated, (2)	19,051,840
	Total Health Care Providers & Services	31,519,258

	Hotels, Restaurants & Leisure – 2.0%

215,236	Carnival Corporation	10,359,309

103,202	McDonald’s Corporation	12,774,344
	Total Hotels, Restaurants & Leisure	23,133,653

	Industrial Conglomerates – 3.3%

1,325,916	General Electric Company, (2)	38,584,156

	Insurance – 3.1%

638,457	Hartford Financial Services Group, Inc.	25,653,202

587,114	Old Republic International Corporation, (2)	10,615,021
	Total Insurance	36,268,223

	IT Services – 1.0%

202,400	Fidelity National Information Services	12,089,352

	Leisure Products – 2.0%

148,639	Hasbro, Inc.	11,040,905

431,792	Mattel, Inc., (2)	11,913,141
	Total Leisure Products	22,954,046

	Media – 1.0%

247,640	Viacom Inc., Class B	11,302,290

2	Nuveen Investments

Shares	Description (1)	Value

	Multiline Retail – 2.3%

279,601	Macy’s, Inc.	$11,298,676

217,006	Target Corporation, (2)	15,715,575
	Total Multiline Retail	27,014,251

	Multi-Utilities – 4.1%

455,874	CMS Energy Corporation	17,724,381

181,568	DTE Energy Company	15,435,096

675,726	NiSource Inc.	14,197,003
	Total Multi-Utilities	47,356,480

	Oil, Gas & Consumable Fuels – 12.6%

292,657	Anadarko Petroleum Corporation, (2)	11,439,962

452,629	Chevron Corporation, (2)	39,138,830

356,072	ConocoPhillips, (2)	13,915,294

297,031	Exxon Mobil Corporation	23,123,863

204,971	Hess Corporation	8,711,268

294,102	Occidental Petroleum Corporation, (2)	20,243,041

172,164	Pioneer Natural Resources Company	21,339,728

117,743	Valero Energy Corporation	7,991,217
	Total Oil, Gas & Consumable Fuels	145,903,203

	Personal Products – 1.1%

295,160	Unilever PLC	13,108,056

	Pharmaceuticals – 7.9%

164,766	GlaxoSmithKline PLC, Sponsored ADR	6,803,188

236,631	Johnson & Johnson, (2)	24,713,742

1,355,951	Pfizer Inc.	41,342,946

310,799	Teva Pharmaceutical Industries Limited, Sponsored ADR	19,107,923
	Total Pharmaceuticals	91,967,799

	Real Estate Investment Trust – 4.8%

206,477	Crown Castle International Corporation	17,798,317

299,456	Lamar Advertising Company	16,802,476

93,071	Mid-America Apartment Communities, (2)	8,731,921

648,965	Starwood Property Trust Inc.	12,356,294
	Total Real Estate Investment Trust	55,689,008

	Semiconductors & Semiconductor Equipment – 1.4%

518,810	Intel Corporation	16,093,486

	Software – 5.1%

522,168	CA Technologies, (2)	15,001,887

809,398	Microsoft Corporation	44,589,732
	Total Software	59,591,619

Nuveen Investments	3

Nuveen Dividend Value Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Specialty Retail – 2.7%

449,114	Best Buy Co., Inc., (2)	$12,543,754

78,894	Signet Jewelers Limited	9,151,704

1,051,794	Staples, Inc.	9,382,002
	Total Specialty Retail	31,077,460

	Technology Hardware, Storage & Peripherals – 1.1%

136,430	Apple, Inc.	13,280,096

	Thrifts & Mortgage Finance – 0.7%

578,144	Everbank Financial Corporation	8,134,486

	Tobacco – 1.8%

334,662	Altria Group, Inc.	20,451,195
	Total Long-Term Investments (cost $973,616,083)	1,154,816,746

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 12.3%

	Money Market Funds – 12.3%

142,433,190	Mount Vernon Securities Lending Prime Portfolio, 0.518%, (3), (4)	$142,433,190
	Total Investments Purchased with Collateral from Securities Lending (cost $142,433,190)	142,433,190

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.2%

	Money Market Funds – 1.2%

13,784,115	First American Treasury Obligations Fund, Class Z, 0.140%, (3)	$13,784,115
	Total Short-Term Investments (cost $13,784,115)	13,784,115
	Total Investments (cost $1,129,833,388) – 113.0%	1,311,034,051
	Other Assets Less Liabilities – (13.0)%	(151,181,454)
	Net Assets – 100%	$1,159,852,597

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

4	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,154,816,746	$—	$—	$1,154,816,746
Investments Purchased with Collateral from Securities Lending	142,433,190	—	—	142,433,190
Short-Term Investments:
Money Market Funds	13,784,115	—	—	13,784,115
Total	$1,311,034,051	$—	$—	$1,311,034,051

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $1,131,770,693.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$218,427,493
Depreciation	(39,164,135)
Net unrealized appreciation (depreciation) of investments	$179,263,358

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $141,330,881.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt

Nuveen Investments	5

Nuveen Mid Cap Value Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.6%

	COMMON STOCKS – 99.6%

	Aerospace & Defense – 1.6%

13,448	L-3 Communications Holdings, Inc., (2)	$1,571,264

	Banks – 5.0%

55,599	East West Bancorp Inc.	1,802,520

65,895	Western Alliance Bancorporation, (3)	2,146,859

50,128	Zions Bancorporation, (2)	1,136,903
	Total Banks	5,086,282

	Capital Markets – 5.5%

85,993	E*Trade Group Inc., (3)	2,025,995

73,953	Invesco LTD	2,213,413

29,983	Raymond James Financial Inc.	1,313,555
	Total Capital Markets	5,552,963

	Chemicals – 2.3%

23,023	Albemarle Corporation, (2)	1,211,931

18,148	Eastman Chemical Company	1,110,839
	Total Chemicals	2,322,770

	Consumer Finance – 2.5%

26,068	Discover Financial Services	1,193,654

213,339	SLM Corporation, (2)	1,365,370
	Total Consumer Finance	2,559,024

	Containers & Packaging – 2.1%

21,236	Crown Holdings Inc., (3)	974,308

32,029	WestRock Company	1,129,983
	Total Containers & Packaging	2,104,291

	Diversified Financial Services – 1.4%

23,017	NASDAQ Stock Market, Inc.	1,427,054

	Diversified Telecommunication Services – 1.2%

276,796	Frontier Communications Corporation, (2)	1,259,422

	Electric Utilities – 2.3%

37,461	Edison International	2,315,090

	Electrical Equipment – 1.5%

17,314	Hubbell Inc.	1,565,705

	Energy Equipment & Services – 1.6%

16,570	Cooper Cameron Corporation, (3)	1,087,986

6	Nuveen Investments

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

66,542	Nabors Industries Inc.	$489,749
	Total Energy Equipment & Services	1,577,735

	Food Products – 2.2%

41,448	Tyson Foods, Inc., Class A, (2)	2,211,665

	Health Care Equipment & Supplies – 6.1%

105,223	Boston Scientific Corporation, (3)	1,844,559

30,152	Hill Rom Holdings Inc.	1,473,830

10,444	Teleflex Inc., (2)	1,417,146

14,766	Zimmer Holdings, Inc.	1,465,673
	Total Health Care Equipment & Supplies	6,201,208

	Health Care Providers & Services – 2.9%

21,788	Centene Corporation, (2), (3)	1,352,163

11,562	CIGNA Corporation	1,544,683
	Total Health Care Providers & Services	2,896,846

	Hotels, Restaurants & Leisure – 3.3%

77,879	MGM Resorts International Inc., (3)	1,563,810

21,729	Royal Caribbean Cruises Limited	1,780,909
	Total Hotels, Restaurants & Leisure	3,344,719

	Household Durables – 1.4%

8,851	Mohawk Industries Inc., (3)	1,472,895

	Industrial Conglomerates – 1.2%

14,373	Carlisle Companies Inc.	1,202,733

	Insurance – 5.7%

74,677	Hartford Financial Services Group, Inc.	3,000,523

85,895	Old Republic International Corporation	1,552,982

42,862	Unum Group	1,227,568
	Total Insurance	5,781,073

	IT Services – 1.5%

24,575	Fidelity National Information Services	1,467,865

	Leisure Products – 2.1%

23,086	Brunswick Corporation	919,977

16,080	Hasbro, Inc.	1,194,422
	Total Leisure Products	2,114,399

	Life Sciences Tools & Services – 0.6%

16,407	Agilent Technologies, Inc.	617,724

	Machinery – 1.8%

19,458	Stanley Black & Decker Inc.	1,835,668

Nuveen Investments	7

Nuveen Mid Cap Value Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Metals & Mining – 1.5%

81,787	Steel Dynamics Inc.	$1,500,791

	Multi-Utilities – 7.1%

26,172	Alliant Energy Corporation, (2)	1,710,078

45,722	CMS Energy Corporation, (2)	1,777,671

23,512	DTE Energy Company	1,998,755

82,653	NiSource Inc.	1,736,540
	Total Multi-Utilities	7,223,044

	Oil, Gas & Consumable Fuels – 6.6%

10,987	Cimarex Energy Company, (2)	1,021,791

42,691	Columbia Pipeline Group, Inc.	791,918

23,436	Gulfport Energy Corporation, (3)	692,534

17,464	Hess Corporation	742,220

46,617	Marathon Oil Corporation	453,583

46,068	Newfield Exploration Company, (3)	1,339,197

13,480	Pioneer Natural Resources Company	1,670,846
	Total Oil, Gas & Consumable Fuels	6,712,089

	Pharmaceuticals – 1.4%

28,527	Medicines Company, (2), (3)	985,893

3,224	Perrigo Company, (2)	466,126
	Total Pharmaceuticals	1,452,019

	Real Estate Investment Trust – 11.3%

11,619	Boston Properties, Inc., (2)	1,350,244

95,810	Developers Diversified Realty Corporation, (2)	1,639,309

19,231	Digital Realty Trust Inc., (2)	1,540,018

39,223	Highwoods Properties, Inc., (2)	1,658,741

249,274	MFA Mortgage Investments, Inc.	1,582,890

17,896	Sovran Self Storage Inc.	2,016,521

89,089	Starwood Property Trust Inc.	1,696,255
	Total Real Estate Investment Trust	11,483,978

	Real Estate Management & Development – 1.2%

8,731	Jones Lang LaSalle Inc.	1,228,626

	Semiconductors & Semiconductor Equipment – 2.1%

13,329	Lam Research Corporation, (2)	956,889

34,928	Maxim Integrated Products, Inc.	1,166,595
	Total Semiconductors & Semiconductor Equipment	2,123,484

	Software – 5.2%

47,103	Activision Blizzard Inc.	1,640,126

49,354	CA Technologies, (2)	1,417,940

16,768	Electronic Arts Inc., (2), (3)	1,082,291

8	Nuveen Investments

Shares	Description (1)	Value

	Software (continued)

19,389	Nice Systems Limited, Sponsored ADR	$1,173,616
	Total Software	5,313,973

	Specialty Retail – 5.5%

49,657	Best Buy Co., Inc., (2)	1,386,920

24,891	Foot Locker, Inc., (2)	1,681,636

9,158	Signet Jewelers Limited	1,062,328

164,347	Staples, Inc.	1,465,975
	Total Specialty Retail	5,596,859

	Technology Hardware, Storage & Peripherals – 1.3%

19,100	SanDisk Corporation	1,350,370

	Thrifts & Mortgage Finance – 0.6%

38,000	BofI Holdings, Inc., (2), (3)	652,081
	Total Long-Term Investments (cost $104,499,149)	101,125,709

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 20.8%

	Money Market Funds – 20.8%

21,166,114	Mount Vernon Securities Lending Prime Portfolio, 0.518%, (4), (5)	$21,166,114
	Total Investments Purchased with Collateral from Securities Lending (cost $21,166,114)	21,166,114

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.6%

	Money Market Funds – 0.6%

596,146	First American Treasury Obligations Fund, Class Z, 0.140%, (4)	$596,146
	Total Short-Term Investments (cost $596,146)	596,146
	Total Investments (cost $126,261,409) – 121.0%	122,887,969
	Other Assets Less Liabilities – (21.0)%	(21,294,893)
	Net Assets – 100%	$101,593,076

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	9

Nuveen Mid Cap Value Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$101,125,709	$—	$—	$101,125,709
Investments Purchased with Collateral from Securities Lending	21,166,114	—	—	21,166,114
Short-Term Investments:
Money Market Funds	596,146	—	—	596,146
Total	$122,887,969	$—	$—	$122,887,969

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $126,378,911.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$7,174,461
Depreciation	(10,665,403)
Net unrealized appreciation (depreciation) of investments	$(3,490,942)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $20,867,895.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt

10	Nuveen Investments

Nuveen Small Cap Value Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.9%

	COMMON STOCKS – 96.9%

	Aerospace & Defense – 1.1%

79,261	BWX Technologies, Inc.	$2,373,074

	Auto Components – 0.7%

130,421	Dana Holding Corporation, (2)	1,550,706

	Automobiles – 1.0%

40,472	Thor Industries, Inc.	2,121,947

	Banks – 15.8%

75,261	Banner Corporation	3,123,332

156,064	Customers Bancorp Inc., (3)	3,917,206

88,651	East West Bancorp Inc.	2,874,065

91,646	Heartland Financial USA, Inc., (2)	2,744,798

104,056	Opus Bank, (2)	3,432,807

84,961	Privatebancorp, Inc.	3,197,082

128,338	Renasant Corporation	4,074,731

263,308	Sterling Bancorp., (2)	4,136,568

119,343	Webster Financial Corporation, (2)	3,958,607

105,515	Western Alliance Bancorporation, (3)	3,437,679
	Total Banks	34,896,875

	Capital Markets – 1.7%

59,867	Evercore Partners Inc., Class A	2,704,192

134,191	Manning & Napier Inc., Class A	1,105,734
	Total Capital Markets	3,809,926

	Chemicals – 1.6%

48,335	Minerals Technologies Inc.	1,981,252

120,513	Orion Engineered Carbons SA	1,457,002
	Total Chemicals	3,438,254

	Commercial Services & Supplies – 3.1%

44,075	G&K Services, Inc., Class A, (2)	2,837,549

104,942	SP Plus Corporation, (3)	2,355,948

137,958	Steelcase Inc., Class A, (2)	1,760,344
	Total Commercial Services & Supplies	6,953,841

	Communications Equipment – 2.9%

61,669	Netgear, Inc., (3)	2,304,571

90,129	Plantronics Inc.	4,040,483
	Total Communications Equipment	6,345,054

Nuveen Investments	11

Nuveen Small Cap Value Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Construction & Engineering – 2.6%

88,750	Emcor Group Inc.	$4,055,874

129,439	Tutor Perini Corporation, (2), (3)	1,709,889
	Total Construction & Engineering	5,765,763

	Construction Materials – 0.6%

87,658	Headwater Inc., (3)	1,399,898

	Electric Utilities – 4.6%

65,603	Avangrid Inc., (3)	2,522,435

92,003	El Paso Electric Company	3,765,683

126,350	PNM Resources Inc.	3,968,654
	Total Electric Utilities	10,256,772

	Electrical Equipment – 1.1%

45,074	Regal-Beloit Corporation	2,533,610

	Electronic Equipment, Instruments & Components – 3.7%

31,672	OSI Systems Inc., (3)	1,736,259

226,833	QLogic Corporation, (3)	2,907,999

300,602	Vishay Intertechnology Inc., (2)	3,444,899
	Total Electronic Equipment, Instruments & Components	8,089,157

	Energy Equipment & Services – 0.7%

84,204	Matrix Service Company, (3)	1,596,508

	Food & Staples Retailing – 1.0%

107,538	SpartanNash Co	2,206,680

	Gas Utilities – 1.1%

39,001	Laclede Group Inc.	2,493,724

	Health Care Equipment & Supplies – 2.4%

54,741	Halyard Health Inc., (3)	1,357,577

128,168	Nxstage Medical, Inc., (2), (3)	2,424,939

22,250	Steris PLC, (2)	1,540,590
	Total Health Care Equipment & Supplies	5,323,106

	Health Care Providers & Services – 3.2%

90,790	AMN Healthcare Services Inc., (3)	2,557,554

125,333	Civitas Solutions Inc., (3)	3,015,512

45,840	Landauer Inc., (2)	1,404,538
	Total Health Care Providers & Services	6,977,604

	Hotels, Restaurants & Leisure – 1.8%

19,567	CBRL Group Inc., (2)	2,567,777

9,652	Churchill Downs Inc.	1,333,327
	Total Hotels, Restaurants & Leisure	3,901,104

12	Nuveen Investments

Shares	Description (1)	Value

	Household Durables – 1.9%

57,355	CalAtlantic Group Inc., (2)	$1,863,464

112,957	La Z Boy Inc.	2,421,798
	Total Household Durables	4,285,262

	Insurance – 7.3%

161,087	American Equity Investment Life Holding Company, (2)	2,930,173

60,854	Amerisafe, Inc.	3,104,163

40,963	Argo Group International Holdings Inc.	2,327,927

229,317	CNO Financial Group Inc., (2)	3,990,116

125,314	Horace Mann Educators Corporation	3,849,646
	Total Insurance	16,202,025

	IT Services – 3.3%

106,278	CSG Systems International Inc., (2)	3,713,353

188,922	Perficient, Inc., (3)	3,598,964
	Total IT Services	7,312,317

	Leisure Products – 0.8%

46,883	Brunswick Corporation	1,868,288

	Machinery – 2.2%

121,014	Altra Industrial Motion, Inc., (2)	2,717,974

176,260	NN, Incorporated, (2)	2,136,271
	Total Machinery	4,854,245

	Media – 1.0%

54,963	Meredith Corporation, (2)	2,325,485

	Metals & Mining – 1.3%

212,828	Commercial Metals Company	2,962,566

	Oil, Gas & Consumable Fuels – 2.5%

236,786	Callon Petroleum Company Del, (2), (3)	1,621,984

37,402	PDC Energy Inc., (2), (3)	2,127,052

329,166	WPX Energy Inc., (2), (3)	1,784,080
	Total Oil, Gas & Consumable Fuels	5,533,116

	Professional Services – 1.9%

91,636	Korn Ferry International	2,823,305

57,970	TrueBlue Inc., (3)	1,324,035
	Total Professional Services	4,147,340

	Real Estate Investment Trust – 11.2%

255,037	Brandywine Realty Trust	3,272,125

68,863	Entertainment Properties Trust, (2)	4,128,337

76,720	Highwoods Properties, Inc., (2)	3,244,489

121,347	Kite Realty Group Trust	3,215,696

Nuveen Investments	13

Nuveen Small Cap Value Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

101,057	LaSalle Hotel Properties, (2)	$2,239,423

528,846	MFA Mortgage Investments, Inc.	3,358,172

19,927	Sovran Self Storage Inc.	2,245,374

180,071	STAG Industrial Inc., (2)	3,048,602
	Total Real Estate Investment Trust	24,752,218

	Semiconductors & Semiconductor Equipment – 2.7%

365,080	Cypress Semiconductor Corporation, (2)	2,869,529

87,747	MKS Instruments Inc., (2)	3,109,754
	Total Semiconductors & Semiconductor Equipment	5,979,283

	Software – 1.9%

88,291	Bottomline Technologies, Inc., (2), (3)	2,544,547

101,666	Mentor Graphics Corporation	1,766,955
	Total Software	4,311,502

	Specialty Retail – 3.3%

43,242	Childrens Place Retail Stores Inc., (2)	2,815,054

127,419	Express Inc., (2), (3)	2,161,026

204,081	Kirkland’s, Inc., (3)	2,414,278
	Total Specialty Retail	7,390,358

	Thrifts & Mortgage Finance – 2.4%

184,138	Everbank Financial Corporation	2,590,822

89,827	WSFS Financial Corporation, (2)	2,610,373
	Total Thrifts & Mortgage Finance	5,201,195

	Trading Companies & Distributors – 0.4%

153,762	Neff Corporation, Class A, (3)	788,799

	Water Utilities – 2.1%

187,898	California Water Service Group	4,714,360
	Total Long-Term Investments (cost $217,035,407)	214,661,962

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 21.4%

	Money Market Funds – 21.4%

47,411,627	Mount Vernon Securities Lending Prime Portfolio, 0.518%, (4), (5)	$47,411,627
	Total Investments Purchased with Collateral from Securities Lending (cost $47,411,627)	47,411,627

14	Nuveen Investments

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 3.1%

	Money Market Funds – 3.1%

6,909,980	First American Treasury Obligations Fund, Class Z, 0.140%, (4)	$6,909,980
	Total Short-Term Investments (cost $6,909,980)	6,909,980
	Total Investments (cost $271,357,014) – 121.4%	268,983,569
	Other Assets Less Liabilities – (21.4)%	(47,493,530)
	Net Assets – 100%	$221,490,039

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$214,661,962	$—	$—	$214,661,962
Investments Purchased with Collateral from Securities Lending	47,411,627	—	—	47,411,627
Short-Term Investments:
Money Market Funds	6,909,980	—	—	6,909,980
Total	$268,983,569	$—	$—	$268,983,569

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $271,390,902.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$13,104,947
Depreciation	(15,512,280)
Net unrealized appreciation (depreciation) of investments	$(2,407,333)

Nuveen Investments	15

Nuveen Small Cap Value Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $46,295,207.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

16	Nuveen Investments

Nuveen Equity Index Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.2%

	COMMON STOCKS – 97.2%

	Aerospace & Defense – 2.6%

25,633	Boeing Company	$3,079,292

12,175	General Dynamics Corporation	1,628,650

31,374	Honeywell International Inc.	3,237,797

3,224	L-3 Communications Holdings, Inc., (2)	376,692

10,717	Lockheed Martin Corporation	2,261,287

7,520	Northrop Grumman Corporation	1,391,651

5,517	Precision Castparts Corporation	1,296,219

12,181	Raytheon Company	1,562,091

5,289	Rockwell Collins, Inc., (2)	427,774

11,093	Textron Inc.	379,602

33,239	United Technologies Corporation	2,914,728
	Total Aerospace & Defense	18,555,783

	Air Freight & Logistics – 0.7%

5,690	C.H. Robinson Worldwide, Inc.	368,541

7,592	Expeditors International of Washington, Inc., (2)	342,551

10,541	FedEx Corporation	1,400,688

28,030	United Parcel Service, Inc., Class B	2,612,396
	Total Air Freight & Logistics	4,724,176

	Airlines – 0.6%

25,296	American Airlines Group Inc.	986,291

31,921	Delta Air Lines, Inc.	1,413,781

26,460	Southwest Airlines Co.	995,425

15,161	United Continental Holdings Inc., (3)	731,973
	Total Airlines	4,127,470

	Auto Components – 0.3%

9,082	BorgWarner Inc.	266,648

11,412	Delphi Automotive PLC	741,095

11,547	Goodyear Tire & Rubber Company	328,050

26,248	Johnson Controls, Inc.	941,516
	Total Auto Components	2,277,309

	Automobiles – 0.5%

156,392	Ford Motor Company	1,867,320

56,717	General Motors Company	1,681,092

8,266	Harley-Davidson, Inc., (2)	330,640
	Total Automobiles	3,879,052

Nuveen Investments	17

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Banks – 5.5%

420,118	Bank of America Corporation	$5,940,469

31,443	BB&T Corporation	1,026,928

120,789	Citigroup Inc.	5,143,196

8,058	Citizens Financial Group Inc.	171,233

7,141	Comerica Incorporated	244,936

34,253	Fifth Third Bancorp., (2)	541,197

32,229	Huntington BancShares Inc.	276,525

148,409	JPMorgan Chase & Co., (2)	8,830,335

33,744	KeyCorp.	376,583

5,767	M&T Bank Corporation, (2)	635,408

12,440	People’s United Financial, Inc.	178,763

20,611	PNC Financial Services Group, Inc.	1,785,943

53,171	Regions Financial Corporation	431,749

21,831	SunTrust Banks, Inc.	798,578

66,432	U.S. Bancorp	2,661,266

187,468	Wells Fargo & Company	9,416,518

8,340	Zions Bancorporation, (2)	189,151
	Total Banks	38,648,778

	Beverages – 2.4%

4,259	Brown-Forman Corporation	416,701

157,115	Coca-Cola Company, (2)	6,743,376

8,459	Coca-Cola Enterprises Inc.	392,667

6,903	Constellation Brands, Inc., Class A	1,052,569

7,661	Dr. Pepper Snapple Group	718,908

7,172	Molson Coors Brewing Company, Class B, (2)	648,923

6,099	Monster Beverage Corporation, (3)	823,548

58,952	PepsiCo, Inc.	5,853,934
	Total Beverages	16,650,626

	Biotechnology – 3.3%

66,429	AbbVie Inc.	3,646,952

9,075	Alexion Pharmaceuticals Inc., (2), (3)	1,324,315

30,430	Amgen Inc.	4,647,574

23,547	Baxalta Inc.	942,115

8,946	Biogen Inc., (3)	2,442,795

31,726	Celgene Corporation, (3)	3,182,752

58,897	Gilead Sciences, Inc.	4,888,451

3,102	Regeneron Pharmaceuticals, Inc., (2), (3)	1,303,119

9,818	Vertex Pharmaceuticals Inc., (3)	890,984
	Total Biotechnology	23,269,057

18	Nuveen Investments

Shares	Description (1)	Value

	Building Products – 0.1%

3,846	Allegion PLC	$232,914

13,803	Masco Corporation	364,261
	Total Building Products	597,175

	Capital Markets – 1.9%

2,178	Affiliated Managers Group Inc., (3)	292,266

7,153	Ameriprise Financial, Inc.	648,419

44,407	Bank New York Mellon	1,608,422

5,142	BlackRock Inc.	1,615,925

48,046	Charles Schwab Corporation, (2)	1,226,614

12,615	E*Trade Group Inc., (3)	297,209

15,520	Franklin Resources, Inc.	537,923

16,156	Goldman Sachs Group, Inc.	2,610,163

17,205	Invesco LTD	514,946

4,125	Legg Mason, Inc.	126,308

62,223	Morgan Stanley	1,610,331

8,809	Northern Trust Corporation, (2)	546,863

16,378	State Street Corporation	912,746

10,282	T. Rowe Price Group Inc.	729,508
	Total Capital Markets	13,277,643

	Chemicals – 1.9%

7,765	Air Products & Chemicals Inc.	983,903

2,697	Airgas, Inc., (2)	377,580

9,353	CF Industries Holdings, Inc.	280,590

45,831	Dow Chemical Company	1,924,902

36,313	E.I. Du Pont de Nemours and Company	1,915,874

5,966	Eastman Chemical Company, (2)	365,179

10,659	Ecolab Inc.	1,149,786

5,363	FMC Corporation	191,566

3,234	International Flavors & Fragrances Inc., (2)	378,249

14,957	LyondellBasell Industries NV	1,166,197

17,652	Monsanto Company	1,599,271

13,125	Mosaic Company	316,313

10,865	PPG Industries, Inc.	1,033,479

11,496	Praxair, Inc.	1,149,600

3,179	Sherwin-Williams Company	812,775
	Total Chemicals	13,645,264

	Commercial Services & Supplies – 0.4%

6,820	ADT Corporation, (2)	201,736

3,583	Cintas Corporation	307,851

Nuveen Investments	19

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

8,103	Pitney Bowes Inc.	$158,657

9,662	Republic Services, Inc.	422,229

3,405	Stericycle Inc., (3)	409,792

16,917	Tyco International PLC, (2)	581,776

16,879	Waste Management, Inc.	893,743
	Total Commercial Services & Supplies	2,975,784

	Communications Equipment – 1.3%

204,105	Cisco Systems, Inc.	4,855,658

2,850	F5 Networks, Inc., (3)	267,273

4,578	Harris Corporation	398,149

14,194	Juniper Networks Inc.	334,978

6,452	Motorola Solutions Inc.	430,800

63,055	QUALCOMM, Inc.	2,858,914
	Total Communications Equipment	9,145,772

	Construction & Engineering – 0.1%

5,817	Fluor Corporation, (2)	261,125

4,968	Jacobs Engineering Group, Inc., (3)	194,895

6,535	Quanta Services Incorporated, (3)	122,205
	Total Construction & Engineering	578,225

	Construction Materials – 0.1%

2,751	Martin Marietta Materials, (2)	345,471

5,890	Vulcan Materials Company	519,498
	Total Construction Materials	864,969

	Consumer Finance – 0.7%

34,156	American Express Company, (2)	1,827,346

21,768	Capital One Financial Corporation, (2)	1,428,416

17,470	Discover Financial Services	799,951

15,010	Navient Corporation	143,496

23,362	Synchrony Financial, (3)	663,948
	Total Consumer Finance	4,863,157

	Containers & Packaging – 0.3%

3,670	Avery Dennison Corporation, (2)	223,466

5,545	Ball Corporation, (2)	370,572

16,764	International Paper Company	573,496

6,451	Owens-Illinois, Inc., (3)	83,476

8,260	Sealed Air Corporation	334,778

10,508	WestRock Company	370,722
	Total Containers & Packaging	1,956,510

20	Nuveen Investments

Shares	Description (1)	Value

	Distributors – 0.1%

6,084	Genuine Parts Company	$524,258

	Diversified Consumer Services – 0.0%

9,463	H & R Block Inc.	322,215

	Diversified Financial Services – 2.0%

75,183	Berkshire Hathaway Inc., Class B, (3)	9,756,498

13,419	CME Group, Inc.	1,205,697

4,435	Intercontinental Exchange Group, Inc.	1,169,953

13,797	Leucadia National Corporation	228,478

10,935	McGraw-Hill Companies, Inc.	929,694

6,993	Moody’s Corporation, (2)	623,356

5,009	NASDAQ Stock Market, Inc.	310,558
	Total Diversified Financial Services	14,224,234

	Diversified Telecommunication Services – 2.6%

246,848	AT&T Inc., (2)	8,901,339

22,594	CenturyLink Inc.	574,339

44,316	Frontier Communications Corporation, (2)	201,638

12,147	Level 3 Communications Inc., (3)	592,895

163,163	Verizon Communications Inc., (2)	8,153,255
	Total Diversified Telecommunication Services	18,423,466

	Electric Utilities – 1.8%

19,687	American Electric Power Company, Inc.	1,200,316

27,624	Duke Energy Corporation	2,080,087

13,076	Edison International	808,097

7,205	Entergy Corporation	508,529

12,728	Eversource Energy	684,766

34,962	Exelon Corporation	1,033,826

16,953	FirstEnergy Corp.	560,466

18,472	NextEra Energy Inc.	2,063,507

10,171	Pepco Holdings, Inc.	271,362

4,447	Pinnacle West Capital Corporation	294,881

26,886	PPL Corporation	942,623

36,456	Southern Company, (2)	1,783,428

20,355	Xcel Energy, Inc.	777,968
	Total Electric Utilities	13,009,856

	Electrical Equipment – 0.4%

9,719	Ametek Inc.	457,279

18,762	Eaton PLC	947,669

26,373	Emerson Electric Company, (2)	1,212,631

5,381	Rockwell Automation, Inc.	514,262
	Total Electrical Equipment	3,131,841

Nuveen Investments	21

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components – 0.4%

13,065	Amphenol Corporation, Class A	$647,632

49,199	Corning Incorporated, (2)	915,593

5,628	FLIR Systems Inc.	164,563

16,149	TE Connectivity Limited	923,077
	Total Electronic Equipment, Instruments & Components	2,650,865

	Energy Equipment & Services – 1.0%

17,493	Baker Hughes Incorporated	761,120

7,685	Cooper Cameron Corporation, (3)	504,597

2,587	Diamond Offshore Drilling, Inc., (2)	48,092

9,911	Ensco PLC, (2)	96,930

9,210	FMC Technologies Inc., (3)	231,632

34,303	Halliburton Company	1,090,492

4,325	Helmerich & Payne Inc., (2)	219,710

15,402	National-Oilwell Varco Inc., (2)	501,181

50,784	Schlumberger Limited	3,670,160

14,876	Transocean Inc., (2)	155,008
	Total Energy Equipment & Services	7,278,922

	Food & Staples Retailing – 2.4%

17,637	Costco Wholesale Corporation, (2)	2,665,303

44,725	CVS Health Corporation	4,319,988

38,984	Kroger Co.	1,512,969

22,203	Sysco Corporation	883,901

35,067	Walgreens Boots Alliance Inc.	2,795,541

63,330	Wal-Mart Stores, Inc.	4,202,579

14,361	Whole Foods Market, Inc.	420,921
	Total Food & Staples Retailing	16,801,202

	Food Products – 1.7%

24,438	Archer-Daniels-Midland Company, (2)	863,883

7,228	Campbell Soup Company, (2)	407,731

17,327	ConAgra Foods, Inc.	721,496

24,029	General Mills, Inc., (2)	1,357,879

5,862	Hershey Foods Corporation, (2)	516,501

5,699	Hormel Foods Corporation, (2)	458,257

4,098	JM Smucker Company	525,855

10,216	Kellogg Company	750,263

4,883	Keurig Green Mountain Inc.	435,808

23,850	Kraft Heinz Company	1,861,731

4,653	McCormick & Company, Incorporated, (2)	409,324

8,137	Mead Johnson Nutrition Company, Class A Shares, (2)	589,851

22	Nuveen Investments

Shares	Description (1)	Value

	Food Products (continued)

64,664	Mondelez International Inc.	$2,787,018

12,127	Tyson Foods, Inc., Class A, (2)	647,097
	Total Food Products	12,332,694

	Gas Utilities – 0.0%

4,820	AGL Resources Inc.	306,359

	Health Care Equipment & Supplies – 2.1%

59,814	Abbott Laboratories	2,263,960

21,894	Baxter International, Inc.	801,320

8,438	Becton, Dickinson and Company, (2)	1,226,632

53,934	Boston Scientific Corporation, (3)	945,463

2,978	C. R. Bard, Inc.	545,778

5,611	DENTSPLY International Inc.	330,432

8,630	Edwards Lifesciences Corporation, (3)	674,952

1,486	Intuitive Surgical, Inc., (3)	803,703

56,753	Medtronic, PLC, (2)	4,308,688

11,306	Saint Jude Medical Inc.	597,635

12,642	Stryker Corporation	1,253,454

3,961	Varian Medical Systems, Inc., (3)	305,512

6,856	Zimmer Holdings, Inc.	680,527
	Total Health Care Equipment & Supplies	14,738,056

	Health Care Providers & Services – 2.6%

13,990	Aetna Inc., (2)	1,424,742

8,242	AmerisourceBergen Corporation	738,154

10,498	Anthem Inc., (2)	1,369,884

13,138	Cardinal Health, Inc.	1,069,039

10,334	CIGNA Corporation	1,380,622

6,832	Davita Inc., (3)	458,564

27,118	Express Scripts, Holding Company, (3)	1,948,971

12,266	HCA Holdings Inc., (3)	853,468

3,346	Henry Schein Inc., (3)	506,718

5,946	Humana Inc.	967,949

3,709	Laboratory Corporation of America Holdings, (3)	416,706

9,326	McKesson HBOC Inc.	1,501,299

3,484	Patterson Companies, Inc.	147,931

5,760	Quest Diagnostics Incorporated	378,259

3,995	Tenet Healthcare Corporation, (2), (3)	108,344

38,267	UnitedHealth Group Incorporated, (2)	4,406,828

3,682	Universal Health Services, Inc., Class B	414,740
	Total Health Care Providers & Services	18,092,218

Nuveen Investments	23

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Health Care Technology – 0.1%

12,326	Cerner Corporation, (3)	$715,031

	Hotels, Restaurants & Leisure – 1.9%

19,074	Carnival Corporation	918,032

1,250	Chipotle Mexican Grill, (2), (3)	566,213

4,576	Darden Restaurants, Inc.	288,563

8,002	Marriott International, Inc., Class A, (2)	490,363

37,796	McDonald’s Corporation	4,678,389

6,884	Royal Caribbean Cruises Limited	564,213

59,563	Starbucks Corporation	3,619,644

6,838	Starwood Hotels & Resorts Worldwide, Inc.	425,597

4,740	Wyndham Worldwide Corporation, (2)	307,626

3,260	Wynn Resorts Ltd, (2)	219,528

17,304	YUM! Brands, Inc.	1,252,290
	Total Hotels, Restaurants & Leisure	13,330,458

	Household Durables – 0.4%

12,845	D.R. Horton, Inc.	353,366

4,751	Garmin Limited, (2)	167,140

2,857	Harman International Industries Inc.	212,532

5,491	Leggett and Platt Inc.	227,931

7,771	Lennar Corporation, Class A, (2)	327,548

2,550	Mohawk Industries Inc., (2), (3)	424,346

10,747	Newell Rubbermaid Inc., (2)	416,769

12,883	PulteGroup Inc.	215,919

3,147	Whirlpool Corporation	422,925
	Total Household Durables	2,768,476

	Household Products – 2.0%

3,626	Church & Dwight Company Inc.	304,584

5,163	Clorox Company	666,285

35,960	Colgate-Palmolive Company, (2)	2,428,379

14,619	Kimberly-Clark Corporation, (2)	1,877,372

108,859	Procter & Gamble Company	8,892,692
	Total Household Products	14,169,312

	Independent Power & Renewable Electricity Producers – 0.1%

27,403	AES Corporation	260,329

14,672	NRG Energy Inc.	156,110
	Total Independent Power & Renewable Electricity Producers	416,439

	Industrial Conglomerates – 2.5%

25,071	3M Co.	3,785,721

23,864	Danaher Corporation	2,067,816

24	Nuveen Investments

Shares	Description (1)	Value

	Industrial Conglomerates (continued)

392,996	General Electric Company, (2)	$11,436,184

4,039	Roper Technologies, Inc., (2)	709,531
	Total Industrial Conglomerates	17,999,252

	Insurance – 2.6%

18,476	Ace Limited, (2)	2,089,081

17,285	AFLAC Incorporated	1,001,839

16,068	Allstate Corporation	973,721

51,926	American International Group, Inc.	2,932,780

11,239	AON PLC	987,121

2,682	Assurant Inc.	218,073

5,927	Cincinnati Financial Corporation, (2)	341,573

16,648	Hartford Financial Services Group, Inc.	668,917

10,072	Lincoln National Corporation	397,441

11,511	Loews Corporation	426,022

21,269	Marsh & McLennan Companies, Inc.	1,134,276

44,823	MetLife, Inc.	2,001,347

11,590	Principal Financial Group, Inc.	440,420

22,578	Progressive Corporation	705,563

18,100	Prudential Financial, Inc., (2)	1,268,448

4,669	Torchmark Corporation	253,713

12,489	Travelers Companies, Inc., (2)	1,336,823

9,899	Unum Group	283,507

4,115	Willis Towers Watson PLC, (2)	471,044

11,601	XL Capital Ltd, Class A	420,652
	Total Insurance	18,352,361

	Internet & Catalog Retail – 1.9%

15,512	Amazon.com, Inc., (2), (3)	9,105,544

4,016	Expedia, Inc., (2)	405,777

17,097	NetFlix.com Inc., (2), (3)	1,570,188

2,034	priceline.com Incorporated, (2), (3)	2,166,149

4,531	TripAdvisor Inc., (3)	302,490
	Total Internet & Catalog Retail	13,550,148

	Internet Software & Services – 4.3%

7,168	Akamai Technologies, Inc., (2), (3)	327,004

11,634	Alphabet Inc., Class A, (3)	8,857,546

11,871	Alphabet Inc., Class C Shares, (3)	8,819,559

44,979	eBay Inc., (3)	1,055,207

90,686	Facebook Inc., Class A Shares, (3)	10,175,876

Nuveen Investments	25

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Internet Software & Services (continued)

4,008	VeriSign, Inc., (2), (3)	$303,005

34,757	Yahoo! Inc., (3)	1,025,679
	Total Internet Software & Services	30,563,876

	IT Services – 3.6%

25,048	Accenture Limited, (2)	2,643,566

2,466	Alliance Data Systems Corporation, (2), (3)	492,682

18,694	Automatic Data Processing, Inc., (2)	1,553,284

24,461	Cognizant Technology Solutions Corporation, Class A, (3)	1,548,626

5,552	CSRA Inc.	148,683

11,988	Fidelity National Information Services	716,043

10,014	Fiserv, Inc., (2), (3)	946,924

36,165	International Business Machines Corporation (IBM)	4,513,030

40,052	MasterCard, Inc.	3,565,830

12,901	Paychex, Inc.	617,442

44,508	PayPal Holdings, Inc., (3)	1,608,519

5,683	Teradata Corporation, (2), (3)	138,324

6,937	Total System Services Inc.	278,590

78,313	Visa Inc., (2)	5,833,535

20,525	Western Union Company, (2)	366,166

38,192	Xerox Corporation	372,372
	Total IT Services	25,343,616

	Leisure Products – 0.1%

4,512	Hasbro, Inc.	335,151

13,589	Mattel, Inc., (2)	374,921
	Total Leisure Products	710,072

	Life Sciences Tools & Services – 0.6%

13,300	Agilent Technologies, Inc.	500,745

5,909	Illumina Inc., (2), (3)	933,327

4,551	Perkinelmer Inc.	219,904

15,991	Thermo Fisher Scientific, Inc.	2,111,771

3,301	Waters Corporation, (2), (3)	400,114
	Total Life Sciences Tools & Services	4,165,861

	Machinery – 1.2%

24,185	Caterpillar Inc., (2)	1,505,274

6,668	Cummins Inc.	599,387

12,512	Deere & Company, (2)	963,549

6,280	Dover Corporation, (2)	367,066

5,353	Flowserve Corporation	206,840

13,223	Illinois Tool Works, Inc.	1,190,996

26	Nuveen Investments

Shares	Description (1)	Value

	Machinery (continued)

10,650	Ingersoll Rand Company Limited, Class A	$548,156

14,245	PACCAR Inc.	699,002

5,554	Parker Hannifin Corporation	539,627

7,225	Pentair Limited	340,442

2,334	Snap-on Incorporated	377,081

6,149	Stanley Black & Decker Inc.	580,097

7,284	Xylem Inc.	261,860
	Total Machinery	8,179,377

	Media – 3.1%

8,923	Cablevision Systems Corporation	284,733

17,834	CBS Corporation, Class B	847,115

98,809	Comcast Corporation, Class A	5,504,649

5,992	Discovery Communications Inc., Class A Shares, (3)	165,319

10,034	Discovery Communications Inc., Class C Shares, (3)	273,025

16,470	Interpublic Group of Companies, Inc.	369,587

15,291	News Corporation, Class A Shares	198,324

9,749	Omnicom Group, Inc.	715,089

3,781	Scripps Networks Interactive, Class A Shares	230,528

9,089	TEGNA Inc.	218,227

11,357	Time Warner Cable, Class A, (2)	2,067,088

32,729	Time Warner Inc.	2,305,482

48,998	Twenty First Century Fox Inc., Class A Shares, (2)	1,321,476

17,304	Twenty First Century Fox Inc., Class B Shares	468,938

13,945	Viacom Inc., Class B	636,450

62,318	Walt Disney Company	5,971,311
	Total Media	21,577,341

	Metals & Mining – 0.2%

50,026	Alcoa Inc.	364,690

45,403	Freeport-McMoRan, Inc., (2)	208,854

21,231	Newmont Mining Corporation	423,771

12,826	Nucor Corporation	501,112
	Total Metals & Mining	1,498,427

	Multiline Retail – 0.7%

11,826	Dollar General Corporation	887,660

9,419	Dollar Tree Stores Inc., (2), (3)	765,953

7,941	Kohl’s Corporation, (2)	395,065

13,282	Macy’s, Inc.	536,726

5,590	Nordstrom, Inc., (2)	274,469

25,220	Target Corporation, (2)	1,826,432
	Total Multiline Retail	4,686,305

Nuveen Investments	27

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Multi-Utilities – 1.2%

9,737	Ameren Corporation	$437,386

17,268	CenterPoint Energy, Inc., (2)	308,579

11,104	CMS Energy Corporation	431,724

11,754	Consolidated Edison, Inc.	815,610

23,852	Dominion Resources, Inc.	1,721,399

7,203	DTE Energy Company	612,327

12,757	NiSource Inc.	268,025

19,630	PG&E Corporation, (2)	1,077,883

20,301	Public Service Enterprise Group Incorporated	838,431

5,735	Scana Corporation	361,018

9,451	Sempra Energy	895,482

9,439	TECO Energy, Inc.	255,986

12,668	WEC Energy Group, Inc.	699,654
	Total Multi-Utilities	8,723,504

	Oil, Gas & Consumable Fuels – 5.4%

20,388	Anadarko Petroleum Corporation, (2)	796,967

15,170	Apache Corporation, (2)	645,332

17,492	Cabot Oil & Gas Corporation	362,959

22,842	Chesapeake Energy Corporation, (2)	77,434

75,517	Chevron Corporation	6,529,955

3,715	Cimarex Energy Company	345,495

12,746	Columbia Pipeline Group, Inc.	236,438

49,500	ConocoPhillips, (2)	1,934,460

9,191	CONSOL Energy Inc., (2)	72,977

15,505	Devon Energy Corporation	432,590

22,040	EOG Resources, Inc., (2)	1,565,281

6,117	EQT Corporation, (2)	377,664

167,327	Exxon Mobil Corporation	13,026,407

9,677	Hess Corporation	411,273

73,355	Kinder Morgan, Inc.	1,206,690

27,176	Marathon Oil Corporation	264,422

21,516	Marathon Petroleum Corporation	899,154

6,871	Murphy Oil Corporation, (2)	134,740

6,149	Newfield Exploration Company, (3)	178,751

16,236	Noble Energy, Inc.	525,559

30,658	Occidental Petroleum Corporation, (2)	2,110,190

7,868	ONEOK, Inc.	195,992

19,215	Phillips 66	1,540,082

6,427	Pioneer Natural Resources Company	796,627

28	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

7,041	Range Resources Corporation, (2)	$208,132

15,921	Southwestern Energy Company, (2), (3)	141,538

26,943	Spectra Energy Corporation	739,585

4,940	Tesoro Corporation	431,015

19,949	Valero Energy Corporation	1,353,939

27,379	Williams Companies, Inc., (2)	528,415
	Total Oil, Gas & Consumable Fuels	38,070,063

	Personal Products – 0.1%

9,064	Estee Lauder Companies Inc., Class A, (2)	772,706

	Pharmaceuticals – 5.6%

15,797	Allergan PLC, (3)	4,493,141

66,920	Bristol-Myers Squibb Company	4,159,747

39,148	Eli Lilly and Company	3,096,607

7,802	Endo International PLC, (3)	432,777

111,128	Johnson & Johnson, (2)	11,606,208

4,949	Mallinckrodt PLC, (3)	287,487

113,035	Merck & Company Inc.	5,727,483

16,778	Mylan NV, (2), (3)	884,033

5,847	Perrigo Company, (2)	845,359

247,504	Pfizer Inc.	7,546,397

18,422	Zoetis Incorporated	793,067
	Total Pharmaceuticals	39,872,306

	Professional Services – 0.3%

1,450	Dun and Bradstreet Inc.	142,709

4,746	Equifax Inc.	502,127

14,889	Nielsen Holdings PLC, (2)	717,054

5,397	Robert Half International Inc.	236,227

6,221	Verisk Analytics Inc., Class A Shares, (3)	454,133
	Total Professional Services	2,052,250

	Real Estate Investment Trust – 2.8%

16,986	American Tower Corporation, REIT	1,602,459

6,271	Apartment Investment & Management Company, Class A	245,510

5,488	AvalonBay Communities, Inc.	941,137

6,163	Boston Properties, Inc.	716,202

13,395	Crown Castle International Corporation	1,154,649

2,766	Equinix Inc.	859,037

15,899	Equity Residential	1,225,654

1,855	Essex Property Trust Inc.	395,319

4,983	Extra Space Storage Inc.	451,908

Nuveen Investments	29

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

2,801	Federal Realty Investment Trust	$422,475

23,234	General Growth Properties Inc.	651,481

18,565	Health Care Property Investors Inc.	667,226

30,143	Host Hotels & Resorts Inc.	417,481

7,699	Iron Mountain Inc.	212,030

17,455	Kimco Realty Corporation	474,601

5,400	Macerich Company	421,038

7,012	Plum Creek Timber Company	284,056

21,033	Prologis Inc.	830,173

5,900	Public Storage, Inc.	1,496,004

9,834	Realty Income Corporation	548,639

12,417	Simon Property Group, Inc.	2,313,039

4,109	SL Green Realty Corporation	396,970

13,282	Ventas Inc.	734,760

7,110	Vornado Realty Trust	628,951

13,499	Welltower Inc.	839,908

20,635	Weyerhaeuser Company	528,462
	Total Real Estate Investment Trust	19,459,169

	Real Estate Management & Development – 0.0%

11,829	CBRE Group Inc., (3)	330,857

	Road & Rail – 0.7%

39,479	CSX Corporation	908,807

3,686	J.B. Hunt Transports Services Inc.	267,972

4,428	Kansas City Southern Industries	313,857

12,095	Norfolk Southern Corporation	852,698

2,141	Ryder System, Inc.	113,837

34,821	Union Pacific Corporation	2,507,112
	Total Road & Rail	4,964,283

	Semiconductors & Semiconductor Equipment – 2.3%

12,589	Analog Devices, Inc.	678,044

48,183	Applied Materials, Inc.	850,430

10,350	Avago Technologies Limited, (2)	1,383,899

22,433	Broadcom Corporation, Class A	1,226,412

3,038	First Solar Inc., (3)	208,589

190,785	Intel Corporation	5,918,151

6,321	KLA-Tencor Corporation	423,444

6,348	Lam Research Corporation	455,723

9,621	Linear Technology Corporation	411,105

8,556	Microchip Technology Incorporated, (2)	383,394

30	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment (continued)

43,198	Micron Technology, Inc., (3)	$476,474

20,550	NVIDIA Corporation	601,910

6,000	Qorvo Inc., (3)	237,600

7,655	Skyworks Solutions Inc.	527,583

41,190	Texas Instruments Incorporated	2,180,187

10,380	Xilinx, Inc., (2)	521,803
	Total Semiconductors & Semiconductor Equipment	16,484,748

	Software – 4.4%

20,187	Activision Blizzard Inc.	702,911

20,099	Adobe Systems Incorporated, (3)	1,791,424

9,078	Autodesk, Inc., (3)	425,032

12,575	CA Technologies, (2)	361,280

6,449	Citrix Systems, (2), (3)	454,397

12,511	Electronic Arts Inc., (2), (3)	807,523

11,128	Intuit, Inc.	1,062,835

320,970	Microsoft Corporation	17,682,237

130,509	Oracle Corporation	4,738,782

7,364	Red Hat, Inc., (3)	515,848

24,898	Salesforce.com, Inc., (2), (3)	1,694,558

27,456	Symantec Corporation	544,727
	Total Software	30,781,554

	Specialty Retail – 2.6%

2,939	Advance Auto Parts, Inc., (2)	446,875

1,921	AutoNation Inc., (3)	83,083

1,239	AutoZone, Inc., (3)	950,796

6,807	Bed Bath and Beyond Inc., (2), (3)	293,858

12,332	Best Buy Co., Inc., (2)	344,433

8,350	CarMax, Inc., (2), (3)	368,903

4,283	GameStop Corporation, (2)	112,257

9,547	Gap, Inc., (2)	236,002

51,533	Home Depot, Inc., (2)	6,480,790

10,371	L Brands Inc.	997,172

37,130	Lowe’s Companies, Inc.	2,660,736

3,989	O’Reilly Automotive Inc., (2), (3)	1,040,730

16,606	Ross Stores, Inc., (2)	934,254

3,194	Signet Jewelers Limited	370,504

25,827	Staples, Inc.	230,377

4,502	Tiffany & Co., (2)	287,408

27,063	TJX Companies, Inc.	1,927,968

Nuveen Investments	31

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Specialty Retail (continued)

4,622	Tractor Supply Company	$408,169

3,805	Urban Outfitters, Inc., (3)	87,058
	Total Specialty Retail	18,261,373

	Technology Hardware, Storage & Peripherals – 3.9%

228,188	Apple, Inc.	22,211,816

77,243	EMC Corporation	1,913,309

72,495	Hewlett Packard Enterprise Co	997,531

72,495	HP Inc.	703,926

12,042	NetApp, Inc.	264,081

8,204	SanDisk Corporation	580,023

12,122	Seagate Technology, (2)	352,144

9,179	Western Digital Corporation	440,408
	Total Technology Hardware, Storage & Peripherals	27,463,238

	Textiles, Apparel & Luxury Goods – 0.9%

11,102	Coach, Inc.	411,329

16,152	Hanesbrands Inc.	493,767

7,762	Michael Kors Holdings Limited, (3)	309,704

54,408	Nike, Inc., Class B, (2)	3,373,840

3,109	PVH Corporation	228,138

2,398	Ralph Lauren Corporation	269,775

7,547	Under Armour, Inc., (2), (3)	644,740

13,665	VF Corporation	855,429
	Total Textiles, Apparel & Luxury Goods	6,586,722

	Tobacco – 1.7%

78,685	Altria Group, Inc.	4,808,440

62,172	Philip Morris International, (2)	5,596,102

33,264	Reynolds American Inc.	1,661,572
	Total Tobacco	12,066,114

	Trading Companies & Distributors – 0.2%

11,497	Fastenal Company	466,318

3,827	United Rentals Inc., (3)	183,352

2,436	W.W. Grainger, Inc.	479,137
	Total Trading Companies & Distributors	1,128,807
	Total Common Stocks (cost $278,423,670)	686,916,982

Shares	Description (1)	Value

	COMMON STOCK RIGHTS – 0.0%

10,067	Safeway Incorporated, (4)	$1,711

10,067	Safeway Incorporated, (4)	101
	Total Common Stock Rights (cost $0)	1,812
	Total Long-Term Investments (cost $278,423,670)	686,918,794

32	Nuveen Investments

Shares	Description (1)				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 14.2%

	Money Market Funds – 14.2%

100,643,998	Mount Vernon Securities Lending Trust Prime Portfolio, 0.518%, (5), (6)				$100,643,998
	Total Investments Purchased with Collateral from Securities Lending (cost $100,643,998)				100,643,998

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	SHORT-TERM INVESTMENTS – 3.0%

	Money Market Funds – 2.6%

18,049,273	First American Treasury Obligations Fund, Class Z	0.140% (5)	N/A	N/A	$18,049,273

	U.S. Government and Agency Obligations – 0.4%

$3,000	U.S. Treasury Bills, (8)	0.000%	4/28/16	AAA	2,997,738
	Total Short-Term Investments (cost $21,047,308)				21,047,011
	Total Investments (cost $400,114,976) – 114.4%				808,609,803
	Other Assets Less Liabilities – (14.4)% (9)				(101,916,620)
	Net Assets – 100%				$706,693,183

Investments in Derivatives as of January 31, 2016

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variable Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
S&P 500® Index	Long	47	3/16	$23,422,315	$568,246	$(743,641)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	33

Nuveen Equity Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$686,916,982	$—	$—	$686,916,982
Common Stock Rights	—	—	1,812	1,812
Investments Purchased with Collateral from Securities Lending	100,643,998	—	—	100,643,998
Short-Term Investments:
Money Market Funds	18,049,273	—	—	18,049,273
U.S. Government and Agency Obligations	—	2,997,738	—	2,997,738
Investments in Derivatives:
Futures Contracts*	(743,641)	—	—	(743,641)
Total	$804,866,612	$2,997,738	$1,812	$807,866,162
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was (excluding investments in derivatives) $409,612,748.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$424,362,744
Depreciation	(25,365,689)
Net unrealized appreciation (depreciation) of investments	$398,997,055

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $100,093,693.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Ratings using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(8)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

REIT	Real Estate Investment Trust

34	Nuveen Investments

Nuveen Mid Cap Index Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.8%

	COMMON STOCKS – 97.8%

	Aerospace & Defense – 1.8%

39,964	BE Aerospace Inc.	$1,616,544

14,163	Curtiss Wright Corporation	977,247

12,914	Esterline Technologies Corporation, (2)	1,016,461

19,837	Huntington Ingalls Industries Inc.	2,536,756

19,982	KLX Inc., (2)	584,074

23,737	Orbital ATK, Inc.	2,141,790

9,863	Teledyne Technologies Inc., (2)	801,369

20,220	Triumph Group Inc.	515,610
	Total Aerospace & Defense	10,189,851

	Airlines – 1.1%

53,200	Alaska Air Group, Inc., (3)	3,745,278

125,552	JetBlue Airways Corporation, (2)	2,675,513
	Total Airlines	6,420,791

	Auto Components – 0.4%

46,504	Dana Holding Corporation, (3)	552,933

117,874	Gentex Corporation, (3)	1,613,695
	Total Auto Components	2,166,628

	Automobiles – 0.2%

18,086	Thor Industries, Inc.	948,249

	Banks – 5.2%

65,082	Associated Banc-Corp., (3)	1,142,189

34,136	BancorpSouth Inc., (3)	712,760

17,947	Bank of Hawaii Corporation, (3)	1,075,564

32,968	Bank of the Ozarks, Inc., (3)	1,461,801

29,910	Cathay General Bancorp., (3)	837,480

36,030	Commerce Bancshares Inc., (3)	1,481,914

21,597	Cullen/Frost Bankers, Inc., (3)	1,033,632

57,920	East West Bancorp Inc., (3)	1,877,766

95,564	First Horizon National Corporation, (3)	1,216,530

142,966	First Niagara Financial Group Inc.	1,399,637

66,791	FirstMerit Corporation	1,294,410

76,330	Fulton Financial Corporation, (3)	980,841

33,236	Hancock Holding Company, (3)	796,335

22,992	International Bancshares Corporation, (3)	533,184

Nuveen Investments	35

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Banks (continued)

38,710	Pacwest Bancorp.	$1,421,044

24,224	Prosperity Bancshares, Inc., (3)	1,027,098

20,196	Signature Bank, (2)	2,814,111

20,129	SVB Financial Group, (2)	2,039,470

56,137	Synovus Financial Corp.	1,713,881

67,305	TCF Financial Corporation	808,333

27,240	Trustmark Corporation, (3)	589,474

82,960	Umpqua Holdings Corporation, (3)	1,201,261

80,975	Valley National Bancorp., (3)	712,580

36,481	Webster Financial Corporation	1,210,075
	Total Banks	29,381,370

	Beverages – 0.1%

3,632	Boston Beer Company, (2), (3)	651,036

	Biotechnology – 0.4%

18,497	United Therapeutics Corporation, (2)	2,278,460

	Building Products – 1.3%

67,073	Fortune Brands Home & Security	3,259,077

16,989	Lennox International Inc., (3)	2,035,622

30,742	Smith AO Corporation	2,147,329
	Total Building Products	7,442,028

	Capital Markets – 1.7%

48,763	Eaton Vance Corporation, (3)	1,397,548

38,208	Federated Investors Inc.	966,280

60,651	Janus Capital Group Inc., (3)	763,596

50,145	Raymond James Financial Inc.	2,196,852

53,181	SEI Investments Company, (3)	2,086,822

24,641	Stifel Financial Corporation, (2)	824,488

34,425	Waddell & Reed Financial, Inc., Class A	944,622

46,556	WisdomTree Investments Inc., (3)	558,672
	Total Capital Markets	9,738,880

	Chemicals – 3.0%

44,899	Albemarle Corporation, (3)	2,363,483

25,514	Ashland Inc.	2,417,707

24,225	Cabot Corporation	977,237

13,928	Minerals Technologies Inc.	570,909

4,470	NewMarket Corporation, (3)	1,695,337

66,435	Olin Corporation	1,125,409

38,020	PolyOne Corporation	1,028,821

53,822	RPM International, Inc.	2,112,514

36	Nuveen Investments

Shares	Description (1)	Value

	Chemicals (continued)

17,575	Scotts Miracle Gro Company	$1,207,051

19,978	Sensient Technologies Corporation	1,192,087

31,715	Valspar Corporation, (3)	2,484,236
	Total Chemicals	17,174,791

	Commercial Services & Supplies – 1.9%

22,336	Clean Harbors, Inc., (2), (3)	989,708

45,312	Copart Inc., (2)	1,518,405

20,219	Deluxe Corporation	1,130,242

18,218	HNI Corporation, (3)	619,776

23,929	Miller (Herman) Inc.	613,061

12,823	MSA Safety Inc.	548,824

80,624	R.R. Donnelley & Sons Company, (3)	1,126,317

38,928	Rollins Inc.	1,072,466

50,066	Waste Connections Inc., (3)	3,002,458
	Total Commercial Services & Supplies	10,621,257

	Communications Equipment – 1.0%

71,947	Arris International PLC, (2), (3)	1,832,490

46,863	Ciena Corporation, (2), (3)	832,756

14,802	Interdigital Inc., (3)	666,682

37,611	NetScout Systems, Inc., (2)	810,517

16,071	Plantronics Inc.	720,463

55,802	Polycom Inc., (2)	568,622
	Total Communications Equipment	5,431,530

	Construction & Engineering – 0.5%

60,190	AECOM, (2)	1,651,614

14,689	Granite Construction Inc.	567,436

59,455	KBR Inc.	847,828
	Total Construction & Engineering	3,066,878

	Construction Materials – 0.2%

20,215	Eagle Materials Inc.	1,082,311

	Consumer Finance – 0.2%

170,772	SLM Corporation	1,092,941

	Containers & Packaging – 1.5%

26,438	AptarGroup Inc., (3)	1,927,330

31,959	Bemis Company, Inc.	1,529,877

12,325	Greif Inc.	325,750

39,714	Packaging Corp. of America	2,018,663

17,563	Silgan Holdings, Inc.	928,556

41,221	Sonoco Products Company	1,628,642
	Total Containers & Packaging	8,358,818

Nuveen Investments	37

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Distributors – 0.8%

121,930	LKQ Corporation, (2)	$3,340,882

17,193	Pool Corporation	1,452,809
	Total Distributors	4,793,691

	Diversified Consumer Services – 0.7%

23,083	Devry Education Group Inc., (3)	459,352

1,775	Graham Holdings Company	860,325

86,251	Service Corporation International	2,086,412

25,380	Sothebys Holdings Inc., (3)	596,176
	Total Diversified Consumer Services	4,002,265

	Diversified Financial Services – 1.6%

34,731	CBOE Holdings Inc., (3)	2,313,779

15,701	FactSet Research Systems Inc.	2,366,141

15,006	Marketaxess	1,744,147

41,237	MSCI Inc., Class A Shares	2,838,755
	Total Diversified Financial Services	9,262,822

	Electric Utilities – 2.0%

23,456	Cleco Corporation	1,246,452

62,100	Great Plains Energy Incorporated	1,731,348

40,990	Hawaiian Electric Industries	1,226,421

20,320	IDACORP, INC, (3)	1,414,069

80,438	OGE Energy Corp.	2,109,889

32,174	PNM Resources Inc.	1,010,585

57,292	Westar Energy Inc.	2,495,640
	Total Electric Utilities	11,234,404

	Electrical Equipment – 1.2%

17,454	Acuity Brands Inc., (3)	3,533,213

21,752	Hubbell Inc.	1,967,033

18,228	Regal-Beloit Corporation	1,024,596
	Total Electrical Equipment	6,524,842

	Electronic Equipment, Instruments & Components – 3.8%

40,618	Arrow Electronics, Inc., (2)	2,095,889

55,904	Avnet Inc.	2,231,688

17,612	Belden Inc.	752,385

31,769	Cognex Corporation	1,024,550

17,068	FEI Company, (3)	1,236,577

62,691	Ingram Micro, Inc., Class A	1,767,886

14,324	IPG Photonics Corporation, (2), (3)	1,157,809

64,892	Jabil Circuit Inc., (3)	1,292,000

58,774	Keysight Technologies, Inc., (2)	1,375,312

38	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components (continued)

34,346	Knowles Corporation, (2), (3)	$467,106

39,739	National Instruments Corporation	1,132,562

11,603	SYNNEX Corporation, (3)	974,072

15,445	Tech Data Corporation, (2), (3)	963,768

105,376	Trimble Navigation Limited, (2)	2,032,703

45,128	VeriFone Holdings Inc., (2)	1,055,544

54,793	Vishay Intertechnology Inc., (3)	627,928

20,393	Zebra Technologies Corporation, Class A, (2)	1,231,737
	Total Electronic Equipment, Instruments & Components	21,419,516

	Energy Equipment & Services – 1.2%

16,432	Dril Quip Inc., (2)	963,572

118,547	Nabors Industries Inc.	872,506

96,255	Noble Corporation PLC, (3)	749,826

40,523	Oceaneering International Inc.	1,371,704

21,329	Oil States International Inc., (2)	602,118

58,365	Patterson-UTI Energy, Inc., (3)	839,289

49,522	Rowan Companies Inc.	626,453

63,254	Superior Energy Services, Inc.	652,149
	Total Energy Equipment & Services	6,677,617

	Food & Staples Retailing – 0.5%

15,502	Casey’s General Stores, Inc.	1,871,711

105,649	SUPERVALU INC.	480,703

20,044	United Natural Foods Inc., (2), (3)	701,941
	Total Food & Staples Retailing	3,054,355

	Food Products – 2.4%

37,756	Dean Foods Company, (3)	754,365

70,997	Flowers Foods Inc., (3)	1,458,278

40,484	Hain Celestial Group Inc., (2)	1,472,808

30,062	Ingredion Inc., (3)	3,027,845

7,841	Lancaster Colony Corporation	797,273

24,209	Post Holdings Inc., (2)	1,416,227

8,751	Tootsie Roll Industries Inc., (3)	287,208

22,147	Treehouse Foods Inc., (2)	1,757,586

70,235	WhiteWave Foods Company, (2)	2,651,371
	Total Food Products	13,622,961

	Gas Utilities – 1.9%

40,468	Atmos Energy Corporation	2,801,195

33,934	National Fuel Gas Company, (3)	1,538,228

20,994	One Gas Inc.	1,187,421

Nuveen Investments	39

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Gas Utilities (continued)

70,747	Questar Corporation	$1,442,531

66,264	UGI Corporation	2,252,976

20,965	WGL Holdings Inc.	1,400,252
	Total Gas Utilities	10,622,603

	Health Care Equipment & Supplies – 4.4%

29,018	Align Technology, Inc., (2), (3)	1,919,251

19,364	Cooper Companies, Inc., (3)	2,539,589

18,629	Halyard Health Inc., (2)	461,999

23,191	Hill Rom Holdings Inc.	1,133,576

101,712	Hologic Inc., (2)	3,452,105

38,100	Idexx Labs Inc., (2), (3)	2,672,334

16,862	Livanova PLC, (2), (3)	943,935

56,683	ResMed Inc., (3)	3,213,926

22,356	Sirona Dental Systems, Inc., (2)	2,376,219

34,537	Steris PLC, (3)	2,391,342

15,953	Teleflex Inc., (3)	2,164,663

25,101	West Pharmaceutical Services Inc., (3)	1,436,279
	Total Health Care Equipment & Supplies	24,705,218

	Health Care Providers & Services – 2.9%

21,709	AmSurg Corporation, (2)	1,588,882

47,350	Centene Corporation, (2), (3)	2,938,541

46,557	Community Health Systems, Inc., (2)	1,000,044

32,396	Health Net Inc., (2)	2,145,263

18,390	Lifepoint Health Inc., (2)	1,283,438

38,820	Medax Inc., (2)	2,696,437

16,026	Molina Healthcare Inc., (2), (3)	879,988

25,485	Owens and Minor Inc., (3)	883,055

34,357	VCA Antech, Inc., (2)	1,761,483

17,721	Wellcare Health Plans Inc., (2)	1,346,442
	Total Health Care Providers & Services	16,523,573

	Health Care Technology – 0.2%

76,054	Allscripts Healthcare Solutions Inc., (2)	1,048,024

	Hotels, Restaurants & Leisure – 2.3%

25,089	Brinker International Inc.	1,247,927

7,312	Buffalo Wild Wings, Inc., (2), (3)	1,113,618

9,589	CBRL Group Inc., (3)	1,258,364

17,061	Cheesecake Factory Inc.	824,046

22,471	Dominos Pizza Inc., (3)	2,560,121

35,654	Dunkin Brands Group Inc., (3)	1,403,341

40	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

11,274	Intl Speedway Corporation	$384,894

14,885	Jack in the Box Inc., Term Loan	1,155,671

10,410	Panera Bread Company, (2)	2,019,540

94,869	The Wendy’s Company	970,510
	Total Hotels, Restaurants & Leisure	12,938,032

	Household Durables – 2.4%

30,676	CalAtlantic Group Inc.	996,663

83,343	Jarden Corporation	4,421,343

36,339	KB Home, (3)	394,642

15,777	MDC Holdings Inc., (3)	343,308

1,485	NVR Inc., (2)	2,451,735

24,558	Tempur Pedic International Inc., (2), (3)	1,481,830

64,626	Toll Brothers Inc., (2), (3)	1,784,970

58,898	Tri Pointe Homes, Incorporated, (2), (3)	620,785

20,524	Tupperware Corporation, (3)	952,929
	Total Household Durables	13,448,205

	Household Products – 0.1%

24,911	Energizer Holdings, Inc.	798,148

	Independent Power & Renewable Electricity Producers – 0.0%

33,375	Talen Energy Corporation, (2)	238,631

	Industrial Conglomerates – 0.4%

25,887	Carlisle Companies Inc.	2,166,224

	Insurance – 5.7%

6,538	Alleghany Corporation, Term Loan, (2)	3,124,641

28,928	American Financial Group Inc.	2,053,309

63,456	Arthur J. Gallagher & Co.	2,388,484

26,433	Aspen Insurance Holdings Limited	1,229,399

48,019	Brown & Brown Inc.	1,452,575

80,145	CNO Financial Group Inc., (3)	1,394,523

17,367	Endurance Specialty Holdings Limited	1,075,538

18,550	Everest Reinsurance Group Ltd	3,319,337

43,155	First American Corporation, (3)	1,483,237

200,163	Genworth Financial Inc., Class A, (2)	556,453

17,796	Hanover Insurance Group Inc.	1,450,196

20,946	Kemper Corporation	723,894

14,657	Mercury General Corporation	680,525

97,875	Old Republic International Corporation	1,769,580

21,981	Primerica Inc., (3)	989,365

28,133	Reinsurance Group of America Inc.	2,369,643

Nuveen Investments	41

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)

16,378	RenaisasnceRE Holdings, Limited, (3)	$1,844,982

17,667	StanCorp Financial Group Inc.	2,025,698

42,760	WR Berkley Corporation	2,144,414
	Total Insurance	32,075,793

	Internet & Catalog Retail – 0.1%

13,878	Hosting Site Network, Inc.	653,099

	Internet Software & Services – 0.5%

19,099	ComScore Inc., (2)	735,884

18,548	J2 Global Inc., (3)	1,344,915

47,058	Rackspace Hosting Inc., (2)	951,042
	Total Internet Software & Services	3,031,841

	IT Services – 3.9%

31,085	Acxiom Corporation, (2)	581,290

48,742	Broadridge Financial Solutions, Inc.	2,610,622

47,120	Computer Sciences Corporation	1,511,138

40,988	Convergys Corporation, (3)	1,001,747

37,097	CoreLogic Inc.	1,324,363

11,596	DST Systems Inc.	1,222,334

34,071	Gartner Inc., (2)	2,994,500

55,084	Global Payments Inc.	3,247,202

34,154	Henry Jack and Associates Inc., (3)	2,772,622

27,679	Leidos Holdings Inc., (3)	1,276,555

26,383	Maximus Inc., (3)	1,408,061

22,658	NeuStar, Inc., (2), (3)	556,934

16,476	Science Applications International Corporation	702,207

15,653	WEX Inc., (2)	1,136,564
	Total IT Services	22,346,139

	Leisure Products – 0.8%

37,454	Brunswick Corporation	1,492,542

25,091	Polaris Industries Inc., (3)	1,852,719

26,105	Vista Outdoor Inc., (2)	1,258,522
	Total Leisure Products	4,603,783

	Life Sciences Tools & Services – 1.5%

8,149	Bio-Rad Laboratories Inc., (2), (3)	1,039,894

13,448	Bio-Techne Corporation	1,112,015

19,537	Charles River Laboratories International, Inc., (2)	1,450,232

11,802	Mettler-Toledo International Inc., (2)	3,692,254

22,030	Parexel International Corporation, (2)	1,409,039
	Total Life Sciences Tools & Services	8,703,434

42	Nuveen Investments

Shares	Description (1)	Value

	Machinery – 4.3%

32,882	AGCO Corporation, (3)	$1,603,655

20,365	CLARCOR, Inc., (3)	954,304

19,965	Crane Company	953,528

53,124	Donaldson Company, Inc., (3)	1,497,034

24,485	Graco Inc., (3)	1,779,570

32,565	IDEX Corporation	2,361,288

37,040	ITT Industries, Inc.	1,201,948

39,221	Joy Global Inc., (3)	391,033

31,735	Kennametal Inc.	561,710

28,718	Lincoln Electric Holdings Inc.	1,528,946

24,173	Nordson Corporation	1,460,774

32,096	Oshkosh Truck Corporation, (3)	1,056,921

44,553	Terex Corporation	997,987

30,969	Timken Company	822,227

16,715	Toro Company	1,245,602

62,574	Trinity Industries Inc., (3)	1,340,335

9,667	Valmont Industries, Inc.	1,030,406

38,958	Wabtec Corporation	2,491,364

23,835	Woodward Governor Company, (3)	1,100,939
	Total Machinery	24,379,571

	Marine – 0.2%

23,018	Kirby Corporation, (2)	1,165,862

	Media – 1.5%

23,873	AMC Networks Inc., Class A Shares, (2), (3)	1,737,716

1,774	Cable One, Inc.	762,802

42,058	Cinemark Holdings Inc., (3)	1,240,290

29,059	Dreamworks Animation SKG Inc., (2), (3)	745,073

18,915	John Wiley and Sons Inc., Class A	790,647

57,485	Live Nation Inc., (2), (3)	1,304,910

14,948	Meredith Corporation	632,450

50,986	New York Times, Class A	674,035

45,071	Time Inc., (3)	676,065
	Total Media	8,563,988

	Metals & Mining – 1.4%

43,488	Allegheny Technologies, Inc., (3)	407,917

21,446	Carpenter Technology Inc.	595,341

47,560	Commercial Metals Company	662,035

13,545	Compass Minerals International, Inc., (3)	1,013,843

31,390	Reliance Steel & Aluminum Company	1,787,347

Nuveen Investments	43

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Metals & Mining (continued)

26,244	Royal Gold, Inc., (3)	$781,809

96,647	Steel Dynamics Inc.	1,773,472

58,448	United States Steel Corporation, (3)	409,136

19,849	Worthington Industries, Inc.	607,181
	Total Metals & Mining	8,038,081

	Multiline Retail – 0.3%

22,592	Big Lots, Inc., (3)	876,118

123,108	J.C. Penney Company, Inc., (3)	893,764
	Total Multiline Retail	1,769,882

	Multi-Utilities – 1.1%

44,810	Alliant Energy Corporation, (3)	2,927,885

18,027	Black Hills Corporation, (3)	888,371

77,395	MDU Resources Group Inc.	1,306,428

33,310	Vectren Corporation	1,393,690
	Total Multi-Utilities	6,516,374

	Oil, Gas & Consumable Fuels – 1.6%

123,667	California Resources Corporation, (3)	176,844

156,435	Denbury Resources Inc., (3)	244,039

31,942	Energen Corporation, (3)	1,126,594

42,017	Gulfport Energy Corporation, (2)	1,241,602

76,907	HollyFrontier Company	2,689,438

64,747	QEP Resources Inc.	830,057

27,086	SM Energy Company, (3)	378,662

28,145	Western Refining Inc., (3)	925,971

29,074	World Fuel Services Corporation	1,132,432

93,958	WPX Energy Inc., (2), (3)	509,252
	Total Oil, Gas & Consumable Fuels	9,254,891

	Paper & Forest Products – 0.3%

26,244	Domtar Corporation	846,369

57,007	Louisiana-Pacific Corporation, (2), (3)	896,150
	Total Paper & Forest Products	1,742,519

	Personal Products – 0.4%

173,242	Avon Products, Inc., (3)	587,290

24,911	Edgewell Personal Care Co	1,843,663
	Total Personal Products	2,430,953

	Pharmaceuticals – 0.3%

32,471	Akorn, Inc., (2), (3)	843,921

39,209	Catalent, Inc., (2)	922,588
	Total Pharmaceuticals	1,766,509

44	Nuveen Investments

Shares	Description (1)	Value

	Professional Services – 0.7%

13,653	CEB Inc.	$805,254

16,502	FTI Consulting Inc., (2), (3)	559,253

32,162	Manpower Inc.	2,455,569
	Total Professional Services	3,820,076

	Real Estate Investment Trust – 9.6%

28,940	Alexandria Real Estate Equities Inc.	2,291,469

45,198	American Campus Communities Inc., (3)	1,907,356

34,878	Camden Property Trust, (3)	2,661,191

33,227	Care Capital Properties, Inc.	994,816

48,822	Communications Sales & Leasing, Inc.	937,871

35,386	Corporate Office Properties	789,108

47,003	Corrections Corporation of America	1,354,156

56,524	Douglas Emmett Inc.	1,671,980

139,957	Duke Realty Corporation	2,817,334

24,169	Entertainment Properties Trust, (3)	1,448,932

36,552	Equity One Inc.	1,013,221

38,641	Highwoods Properties, Inc.	1,634,128

60,484	Hospitality Properties Trust, (3)	1,426,818

37,358	Kilroy Realty Corporation	2,087,191

32,988	Lamar Advertising Company	1,850,957

45,195	LaSalle Hotel Properties, (3)	1,001,521

59,658	Liberty Property Trust	1,749,173

35,811	Mack-Cali Realty Corporation	744,511

30,298	Mid-America Apartment Communities, (3)	2,842,558

55,195	National Retail Properties, Inc., (3)	2,370,073

66,721	Omega Healthcare Investors Inc., (3)	2,115,723

21,778	Post Properties, Inc.	1,247,662

16,396	Potlatch Corporation, (3)	472,861

51,082	Rayonier Inc.	1,077,319

37,298	Regency Centers Corporation	2,700,002

94,418	Senior Housing Properties Trust	1,367,173

15,593	Sovran Self Storage Inc.	1,757,019

38,405	Tanger Factory Outlet Centers	1,228,576

25,553	Taubman Centers Inc.	1,815,285

106,210	UDR Inc., (3)	3,780,012

37,431	Urban Edge Properties	909,573

45,397	Weingarten Realty Trust	1,583,901

76,444	WP GLIMCHER, Inc.	694,112
	Total Real Estate Investment Trust	54,343,582

Nuveen Investments	45

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Real Estate Management & Development – 0.5%

18,623	Alexander & Baldwin Inc., (3)	$564,277

18,000	Jones Lang LaSalle Inc.	2,532,960
	Total Real Estate Management & Development	3,097,237

	Road & Rail – 0.7%

23,062	Genesee & Wyoming Inc., (2)	1,143,414

18,068	Landstar System, (3)	1,037,284

28,192	Old Dominion Freight Line, (2), (3)	1,545,767

17,344	Werner Enterprises, Inc.	418,858
	Total Road & Rail	4,145,323

	Semiconductors & Semiconductor Equipment – 2.2%

261,638	Advanced Micro Devices, Inc., (2), (3)	575,604

170,037	Atmel Corporation	1,370,498

41,254	Cree, Inc., (2), (3)	1,156,350

132,849	Cypress Semiconductor Corporation, (3)	1,044,193

50,463	Fairchild Semiconductor International Inc., Class A, (2)	1,033,987

57,253	Integrated Device Technology, Inc., (2)	1,458,806

52,016	Intersil Holding Corporation, Class A	676,208

37,403	Microsemi Corporation, (2)	1,185,675

16,148	Silicon Laboratories Inc., (2)	736,349

127,437	SunEdison Inc., (2), (3)	398,878

14,652	Synaptics, Inc., (2)	1,074,138

82,674	Teradyne Inc., (3)	1,606,356
	Total Semiconductors & Semiconductor Equipment	12,317,042

	Software – 4.7%

46,389	ACI Worldwide, Inc., (2), (3)	830,363

37,429	Ansys Inc., (2), (3)	3,300,864

116,942	Cadence Design Systems, Inc., (2)	2,287,386

64,410	CDK Global Inc.	2,837,261

17,917	CommVault Systems, Inc., (2)	672,246

12,743	Fair Isaac Corporation	1,217,849

55,330	Fortinet Inc., (2)	1,556,986

29,493	Manhattan Associates Inc., (2)	1,700,271

39,112	Mentor Graphics Corporation	679,767

47,914	Parametric Technology Corporation, (2)	1,418,734

26,494	Solarwinds, Inc., (2)	1,588,315

27,791	Solera Holdings Inc.	1,507,940

62,501	Synopsys Inc., (2)	2,681,293

13,477	Tyler Technologies Inc., (2)	2,116,698

11,450	Ultimate Software Group, Inc., (2), (3)	2,010,964
	Total Software	26,406,937

46	Nuveen Investments

Shares	Description (1)	Value

	Specialty Retail – 2.7%

26,507	Aaron Rents Inc.	$606,480

29,482	Abercrombie & Fitch Co., Class A, (3)	773,608

69,104	American Eagle Outfitters, Inc., (3)	1,011,683

64,679	Ascena Retail Group Inc., (2), (3)	477,331

18,934	Cabela’s Incorporated, (2), (3)	796,553

58,829	Chico’s FAS, Inc.	611,233

30,545	CST Brands Inc.	1,183,313

40,127	Dick’s Sporting Goods Inc., (3)	1,568,163

57,391	Foot Locker, Inc., (3)	3,877,334

24,103	Guess Inc., (3)	446,870

17,941	Murphy USA Inc., (2)	1,037,887

196,559	Office Depot, Inc., (2)	1,012,279

21,325	Rent-A-Center Inc., (3)	290,447

35,358	Williams-Sonoma Inc., (3)	1,826,594
	Total Specialty Retail	15,519,775

	Technology Hardware, Storage & Peripherals – 0.5%

41,665	3D Systems Corporation, (2), (3)	333,737

26,092	Diebold Inc., (3)	723,270

25,150	Lexmark International, Inc., Class A	709,482

59,159	NCR Corporation, (2), (3)	1,262,453
	Total Technology Hardware, Storage & Peripherals	3,028,942

	Textiles, Apparel & Luxury Goods – 1.0%

21,689	Carter’s Inc.	2,108,605

13,751	Deckers Outdoor Corporation, (2), (3)	680,124

10,024	Fossil Group Inc., (2), (3)	326,782

51,116	Kate Spade & Company, (2), (3)	910,376

52,296	Skechers USA Inc., (2)	1,474,224
	Total Textiles, Apparel & Luxury Goods	5,500,111

	Thrifts & Mortgage Finance – 0.7%

195,124	New York Community Bancorp Inc., (3)	3,020,520

40,929	Washington Federal Inc.	873,834
	Total Thrifts & Mortgage Finance	3,894,354

	Trading Companies & Distributors – 0.7%

18,597	GATX Corporation, (3)	762,105

19,131	MSC Industrial Direct Inc., Class A, (3)	1,239,880

43,336	NOW Inc., (2), (3)	587,636

11,520	Watsco Inc.	1,338,739
	Total Trading Companies & Distributors	3,928,360

Nuveen Investments	47

Nuveen Mid Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)				Value

	Water Utilities – 0.4%

71,520	Aqua America Inc., (3)				$2,255,026

	Wireless Telecommunication Services – 0.2%

39,973	Telephone and Data Systems Inc.				926,974
	Total Long-Term Investments (cost $462,868,161)				555,353,408

Shares	Description (1)				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 27.2%

	Money Market Funds – 27.2%

154,507,157	Mount Vernon Securities Lending Trust Prime Portfolio, 0.518%, (4), (5)				$154,507,157
	Total Investments Purchased with Collateral from Securities Lending (cost $154,507,157)				154,507,157

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	SHORT-TERM INVESTMENTS – 2.7%

	Money Market Funds – 2.1%

11,996,754	First American Treasury Obligations Fund, Class Z	0.140% (4)	N/A	N/A	$11,996,754

	U.S. Government and Agency Obligations – 0.6%

$3,000	U.S. Treasury Bills, (7)	0.000%	4/28/16	AAA	2,997,738
	Total Short-Term Investments (cost $14,994,789)				14,994,492
	Total Investments (cost $632,370,107) – 127.7%				724,855,057
	Other Assets Less Liabilities – (27.7)% (8)				(157,016,843)
	Net Assets – 100%				$567,838,214

Investments in Derivatives as of January 31, 2016

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variable Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
S&P MidCap 400® E-Mini Index	Long	110	3/16	$14,888,700	$523,236	$(425,901)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

48	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$555,353,408	$—	$—	$555,353,408
Investments Purchased with Collateral from Securities Lending	154,507,157	—	—	154,507,157
Short-Term Investments:
Money Market Funds	11,996,754	—	—	11,996,754
U.S. Government & Agency Obligations	—	2,997,738	—	2,997,738
Investments in Derivatives:
Futures Contracts*	(425,901)	—	—	(425,901)
Total	$721,431,418	$2,997,738	$—	$724,429,156
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments (excluding investments in derivatives) was $632,965,247.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$145,714,984
Depreciation	(53,825,174)
Net unrealized appreciation (depreciation) of investments	$91,889,810

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $153,665,923.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	Ratings using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

Nuveen Investments	49

Nuveen Small Cap Index Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.3%

	COMMON STOCKS – 99.3%

	Aerospace & Defense – 1.4%

2,523	AAR Corporation	$53,008

4,451	Aerojet Rocketdyne Holdings Inc., (2)	73,219

1,402	Aerovironment, Inc., (2)	35,765

526	American Science & Engineering Inc.	18,878

1,567	Astronics Corporation, (2)	50,520

1,540	Cubic Corporation	61,538

3,381	Curtiss Wright Corporation	233,289

5,156	DigitalGlobe Inc., (2)	67,544

842	Ducommon Inc.	12,462

1,275	Engility Holdings Inc., (2)	17,225

2,101	Esterline Technologies Corporation, (2)	165,370

1,368	Heico Corporation	76,198

2,838	Heico Corporation	131,683

2,382	Keyw Holding Corporation, (2)	11,196

3,750	KLX Inc., (2)	109,613

3,217	Kratos Defense & Security Solutions Inc., (2)	10,262

2,610	Moog Inc., Class A Shares, (2)	120,921

344	National Presto Industries Inc.	27,207

704	Sparton Corporation, (2)	12,067

3,801	Taser International, Inc., (2), (3)	58,497

2,513	Teledyne Technologies Inc., (2)	204,181

778	Vectrus, Inc., (2)	15,373
	Total Aerospace & Defense	1,566,016

	Air Freight & Logistics – 0.4%

3,753	Air Transport Services Group Inc., (2)	36,517

1,777	Atlas Air Worldwide Holdings Inc., (2), (3)	65,269

2,107	Echo Global Logistics, Inc., (2)	46,375

2,201	Forward Air Corporation	94,995

2,565	Hub Group, Inc., (2)	78,156

650	Park Ohio Holdings Corporation	18,545

2,001	Radiant Logistics, Inc., (2)	6,623

5,085	XPO Logistics, Incorporated, (2), (3)	116,192
	Total Air Freight & Logistics	462,672

50	Nuveen Investments

Shares	Description (1)	Value

	Airlines – 0.4%

954	Allegiant Travel Company	$153,088

3,391	Hawaiian Holdings Inc., (2)	119,397

3,614	Republic Airways Holdings, Inc., (2)	7,698

3,673	Skywest Inc.	55,169

1,790	Virgin America Inc., (2), (3)	55,222
	Total Airlines	390,574

	Auto Components – 1.0%

5,248	American Axle and Manufacturing Holdings Inc.	67,279

4,093	Cooper Tire & Rubber	149,231

966	Cooper-Standard Holdings Inc., (2)	66,905

10,871	Dana Holding Corporation, (3)	129,256

1,901	Dorman Products, Inc., (2), (3)	82,313

1,716	Drew Industries Inc., (2)	98,498

2,516	Federal Mogul Corporation, Class A Shares, (2)	12,001

821	Fox Factory Holding Corporation, (2)	12,143

2,552	Gentherm Inc., (2)	102,106

1,340	Horizon Global Corporation, (2)	12,797

884	Metaldyne Performance Group Inc.	10,475

3,543	Modine Manufacturing Company	22,746

1,277	Motorcar Parts of America, Inc., (2)	43,891

1,417	Standard Motor Products Inc.	52,868

1,991	Stoneridge Inc., (2), (3)	22,518

255	Strattec Security Corporation	12,232

1,666	Superior Industries International Inc.	30,671

4,112	Tenneco Inc., (2)	157,120

1,501	Tower International Inc.	34,553
	Total Auto Components	1,119,603

	Automobiles – 0.0%

1,914	Winnebago Industries Inc.	33,706

	Banks – 9.4%

1,280	1st Source Corporation	38,682

377	Access National Corporation	7,091

613	American National Bankshares, Inc.	15,325

1,951	Ameris Bancorp.	56,442

775	Ames National Corporation	19,360

124	Arrow Financial Corporation	3,413

2,567	Banc of California Inc.	38,762

551	BancFirst Corporation	30,823

2,136	Banco Latinoamericano de Exportaciones S.A	49,812

Nuveen Investments	51

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Banks (continued)

2,397	Bancorp, Inc., (2)	$10,787

6,865	BancorpSouth Inc., (3)	143,341

453	Bank of Marin Bancorp California	24,453

5,544	Bank of the Ozarks, Inc., (3)	245,821

1,491	Banner Corporation	61,877

441	Bar Harbor Bankshares	15,303

5,883	BBCN Bancorp Inc.	89,422

1,948	Berkshire Hills Bancorp, Inc.	54,116

1,993	Blue Hills Bancorp, Inc.	29,297

2,010	BNC Bancorp.	46,672

5,904	Boston Private Financial Holdings Inc., (3)	61,106

931	Bridge Bancorp Inc., (3)	27,101

4,980	Brookline Bancorp, Inc., (3)	55,577

1,126	Bryn Mawr Bank	29,535

529	Camden National Corporation	22,202

1,598	Capital Bank Financial Corporation, Class A Shares	48,659

825	Capital City Bank	11,674

2,286	Cardinal Financial Corporation	43,594

2,196	Cascade Bancorp., (2)	11,858

5,682	Cathay General Bancorp., (3)	159,096

3,231	Centerstate Banks of Florida, Inc.	45,848

1,327	Central Pacific Financial Corporation	27,801

284	Century Bancorp, Inc.	11,502

2,396	Chemical Financial Corporation	76,337

867	Citizens & Northern Corporation	17,470

1,081	City Holding Company	48,061

1,023	CNB Financial Corporation	18,608

2,580	Cobiz, Inc.	28,354

4,079	Columbia Banking Systems Inc.	120,861

2,899	Community Bank System Inc.	109,118

1,112	Community Trust Bancorp, Inc.	38,742

876	CommunityOne Bancorp., (2)	11,528

1,358	ConnectOne Bancorp, Inc.	22,584

1,060	CU Bancorp., (2)	24,221

1,978	Customers Bancorp Inc., (2)	49,648

7,860	CVB Financial	120,337

2,126	Eagle Bancorp, Inc., (2), (3)	100,432

604	Enterprise Bancorp, Inc.	14,309

1,418	Enterprise Financial Services Corporation	40,257

52	Nuveen Investments

Shares	Description (1)	Value

	Banks (continued)

12,420	F.N.B. Corporation PA	$149,661

555	Farmers Capital Bank Corporation	14,979

1,988	FCB Financial Holdings, Inc., Class A Shares, (2)	66,837

1,221	Fidelity Southern Corporation	19,292

1,008	Financial Institutions, Inc.	27,670

797	First Bancorp Maine	15,231

1,404	First Bancorp of North Carolina, Inc.	26,325

8,409	First Bancorp of Puerto Rico, (2)	21,863

1,714	First Busey Corporation	31,589

638	First Business Financial Services, Inc.	14,648

548	First Citizens Bancshs Inc.	134,841

7,292	First Commonwealth Financial Corporation	63,659

1,269	First Community Bancshares, Inc.	23,540

1,253	First Connecticut Bancorp.	20,386

4,476	First Financial Bancorp.	71,616

4,560	First Financial Bankshares, Inc., (3)	119,107

817	First Financial Corporation	27,002

1,404	First Interstate BancSystem Inc., Montana	37,838

2,686	First Merchants Corporation	61,402

5,543	First Midwest Bancorp, Inc.	96,614

1,084	First NBC Bank Holding Company, (2)	34,027

989	First of Long Island Corporation	28,711

11,787	FirstMerit Corporation	228,432

2,346	Flushing Financial Corporation	51,612

387	Franklin Financial Network, Inc., (2)	10,766

12,562	Fulton Financial Corporation, (3)	161,422

942	German American Bancorp, Inc.	29,974

5,370	Glacier Bancorp, Inc., (3)	126,678

859	Great Southern Bancorp.	34,077

2,938	Great Western Bancorp Inc.	76,741

1,014	Green Bancorp, Inc., (2)	7,463

1,144	Guaranty Bancorp.	18,029

2,812	Hampton Roads Bankshares, Inc., (2)	5,090

5,537	Hancock Holding Company, (3)	132,667

2,469	Hanmi Financial Corporation	53,577

1,235	Heartland Financial USA, Inc.	36,988

1,614	Heritage Commerce Corporation	15,833

2,150	Heritage Financial Corporation	38,937

1,681	Heritage Oaks Bancorp	12,944

Nuveen Investments	53

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Banks (continued)

5,414	Hilltop Holdings Inc., (2)	$86,462

4,059	Home Bancshares, Inc.	157,124

1,361	HomeTrust Bancshares Inc., (2)	25,179

724	Horizon Bancorp.	18,585

2,437	IberiaBank Corporation	116,610

1,907	Independent Bank Corporation	87,169

1,634	Independent Bank Corporation	24,739

709	Independent Bank Group Inc.	21,206

4,005	International Bancshares Corporation, (3)	92,876

24,795	Investors Bancorp, Inc., (3)	289,854

3,127	Lakeland Bancorp, Inc.	35,054

1,180	Lakeland Financial Corporation	51,672

3,385	LegacyTexas Financial Group Inc.	66,109

1,698	Mainsource Financial Group	37,662

5,340	MB Financial, Inc.	166,181

1,200	Mercantile Bank Corporation	26,820

400	Merchants Bancshares, Inc.	11,644

876	Metro Bancorp, Inc.	24,984

565	MidWestOne Financial Group Inc.	15,905

2,466	National Bank Holdings Corporation	48,556

538	National Bankshares, Inc.	18,609

429	National Commerce Corporation, (2), (3)	9,867

9,614	National Penn Bancshares, Inc.	109,600

3,131	NBT Bancorp, Inc., (3)	81,093

2,608	NewBridge Bancorp.	29,523

3,168	OFG Bancorp.	17,804

8,316	Old National Bancorp., (3)	102,453

2,179	Old Second Bancorp, Inc.	15,493

770	Opus Bank	25,402

1,387	Pacific Continental Corporation	22,386

1,335	Pacific Premier Bancorp, Inc., (2)	27,408

959	Park National Corporation	84,497

3,464	Park Sterling Bank Inc.	25,356

937	Peapack Gladstone Financial Corporation	20,202

340	Penns Woods Bancorp, Inc.	13,376

900	Peoples Bancorp, Inc.	15,444

586	Peoples Financial Services Corporation	21,682

2,654	Pinnacle Financial Partners, Inc.	132,302

831	Preferred Bank Los Angeles	27,008

54	Nuveen Investments

Shares	Description (1)	Value

	Banks (continued)

5,589	Privatebancorp, Inc.	$210,314

4,980	Prosperity Bancshares, Inc., (3)	211,152

863	QCR Holdings, Inc.	19,814

2,857	Renasant Corporation	90,710

807	Republic Bancorp, Inc.	21,555

2,304	S&T Bancorp, Inc.	62,231

1,824	Sandy Spring Bancorp, Inc.	48,518

1,222	Seacoast Banking Corporation of Florida, (2)	18,116

1,584	ServisFirst Bancshares Inc., (3)	63,471

1,014	Sierra Bancorp.	18,455

2,122	Simmons First National Corporation	94,026

1,719	South State Corporation	114,915

1,800	Southside Bancshares, Inc.	40,554

1,353	Southwest Bancorp, Inc.	22,649

2,492	State Bank Financial Corporation	47,996

8,523	Sterling Bancorp., (3)	133,896

772	Stonegate Bank	24,449

833	Suffolk Bancorp.	23,316

674	Sun Bancorp, Inc., (2)	14,141

1,204	SY Bancorp, Inc.	47,052

3,617	Talmer Bancorp Inc., Class A	58,089

3,255	Texas Capital BancShares, Inc., (2)	116,204

1,064	Tompkins Financial Corporation	59,605

3,238	Towne Bank	61,749

1,334	Trico Bancshares	34,030

1,512	Tristate Capital Holdings Inc., (2)	17,993

1,099	Triumph Bancorp Inc., (2)	15,529

4,802	Trustmark Corporation, (3)	103,915

2,799	UMB Financial Corporation	131,273

15,680	Umpqua Holdings Corporation, (3)	227,046

3,207	Union Bankshares Corporation	73,665

4,937	United Bankshares, Inc., (3)	165,784

3,788	United Community Banks, Inc.	68,411

1,259	Univest Corporation of Pennsylvania	24,777

16,531	Valley National Bancorp., (3)	145,473

1,053	Washington Trust Bancorp, Inc.	41,551

6,454	Webster Financial Corporation	214,079

2,574	WesBanco, Inc.	74,697

1,206	West Bancorp, Inc.	21,708

Nuveen Investments	55

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Banks (continued)

1,816	Westamerica Bancorp., (3)	$79,305

6,114	Western Alliance Bancorporation, (2)	199,194

5,160	Wilshire Bancorp, Inc.	54,644

3,371	Wintrust Financial Corporation	141,885

1,513	Yadkin Financial Inc.	35,162
	Total Banks	10,222,281

	Beverages – 0.2%

646	Boston Beer Company, (2), (3)	115,796

4,925	Castle Brands, Inc., (2)	5,615

332	Coca-Cola Bottling Company Consolidated	58,399

852	Craft Brewers Alliance Inc., (2)	7,302

792	MGI Ingredients, Inc.	17,725

811	National Beverage Corporation, (2)	33,527
	Total Beverages	238,364

	Biotechnology – 4.8%

765	Abeona Therapeutics Inc., (2)	1,997

5,991	Acadia Pharmaceuticals, Inc., (2), (3)	123,954

1,740	Acceleron Pharma Inc., (2)	53,418

8,358	Achillion Pharmaceuticals, Inc., (2)	56,500

3,043	Acorda Therapeutics, Inc., (2), (3)	112,043

768	Adamas Pharmaceuticals Inc., (2)	13,164

617	Aduro Biotech, Inc., (2), (3)	8,934

2,155	Advaxis Inc., (2), (3)	14,697

1,783	Aegerion Pharmaceuticals Inc., (2), (3)	12,624

1,131	Affimed NV, (2)	3,755

5,432	Agenus Inc., (2)	17,111

820	Aimmune Therapeutics Inc., (2)	11,218

2,278	Akebia Therapeutics Inc., (2)	16,698

1,661	Alder Biopharmaceuticals Inc., (2)	40,163

2,453	AMAG Pharmaceuticals Inc., (2)	56,198

8,241	Amicus Therapeutics, Inc., (2)	49,776

2,914	Anacor Pharmaceuticals Inc., (2)	218,929

2,819	Anthera Pharmaceuticals Inc., (2)	9,105

650	Applied Genetic Technologies Corporation, (2)	9,497

1,577	Ardelyx, Inc., (2)	16,417

17,208	Arena Pharmaceuticals, Inc., (2)	25,984

11,902	Ariad Pharmaceuticals, Inc., (2)	59,748

10,029	Array Biopharma, Inc., (2)	30,990

4,234	Arrowhead Research Corporation, (2), (3)	14,734

56	Nuveen Investments

Shares	Description (1)	Value

	Biotechnology (continued)

772	Asterias Biotherapeutics, Inc., (2)	$2,478

1,198	Atara Biotherapeutics Inc., (2)	21,684

446	aTyr Pharma, Inc., (2)	2,355

1,389	Avalanche Biotechnologies Inc., (2)	8,334

1,044	Axovant Sciences Limited, (2)	16,631

588	Bellicum Pharmaceuticals, Inc., (2)	6,644

5,155	BioCryst Pharmaceuticals, Inc., (2)	35,930

364	BioSpecifics Technologies Corporation, (2)	13,898

4,198	BioTime Inc., (2), (3)	10,159

692	Blueprint Medicines Corporation, (2)	10,878

762	Calithera Biosciences, Inc., (2), (3)	3,810

1,412	Cara Therapeutics Inc., (2)	12,708

332	Catabasis Pharmaceuticals Inc., (2)	2,198

5,572	Catalyst Pharmaceutical Partners, Inc., (2)	10,364

7,001	Celldex Therapeutics, Inc., (2), (3)	58,108

700	Cellular Biomedicine Group, Inc., (2), (3)	9,660

5,104	Cepheid, Inc., (2), (3)	150,313

2,049	ChemoCentryx Inc., (2)	7,622

541	Chiasma Inc., (2)	5,572

3,246	Chimerix Inc., (2)	24,994

356	Cidara Therapeutics, Inc., (2)	4,151

1,978	Clovis Oncology Inc., (2)	41,380

1,676	Coherus Biosciences Inc., (2)	22,224

1,093	Concert Pharmaceuticals Inc., (2)	16,690

2,297	CorMedix Inc., (2), (3)	4,089

15,044	CTI BioPharma Corp., (2)	18,955

7,908	Curis, Inc., (2)	12,969

2,467	Cytokinetics, Inc., (2)	18,996

544	Cytomx Therapeutics Inc., (2)	8,546

4,884	CytRx Corporation, (2)	8,987

1,117	Dicerna Pharmaceuticals Inc., (2)	7,328

398	Dimension Therapeutics Inc., (2)	3,104

2,607	Dynavax Technologies Corporation, (2)	62,803

609	Eagle Pharmaceuticals Inc., (2)	43,787

598	Edge Therapeutics Inc., (2)	6,644

2,159	Emergent BioSolutions, Inc., (2)	79,019

1,138	Enanta Pharmaceuticals Inc., (2)	29,247

2,860	Epizyme Inc., (2)	25,997

932	Esperion Therapeutics Inc., (2), (3)	13,868

Nuveen Investments	57

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Biotechnology (continued)

6,819	EXACT Sciences Corporation, (2), (3)	$44,801

16,028	Exelixis, Inc., (2), (3)	74,049

1,817	Fibrocell Science Inc., (2)	4,670

3,402	FibroGen, Inc., (2)	68,993

1,611	Five Prime Therapeutics Inc., (2)	57,915

1,028	Flexion Therapeutics Inc., (2)	15,913

847	Foundation Medicine Inc., (2)	12,358

11,572	Galena Biopharma Inc., (2)	7,753

1,534	Genocea Biosciences Inc., (2)	4,771

1,295	Genomic Health, Inc., (2)	37,296

11,239	Geron Corporation, (2), (3)	34,279

490	Global Blood Therapeutics Inc., (2), (3)	9,276

7,541	Halozyme Therapeutics, Inc., (2)	66,361

2,079	Heron Therapeutics Inc., (2), (3)	43,638

6,076	Idera Pharmaceuticals, Inc., (2)	11,787

1,526	Ignyta, Inc., (2)	15,229

837	Immune Design Corporation, (2)	8,763

6,128	Immunogen, Inc., (2)	52,027

6,413	Immunomedics, Inc., (2), (3)	12,056

3,487	Infinity Pharmaceuticals, Inc., (2)	21,654

5,106	Inovio Pharmaceuticals Inc., (2), (3)	34,108

4,373	Insmed Incorporated, (2), (3)	57,724

1,672	Insys Therapeutics Inc., (2), (3)	29,009

564	Invitae Corporation, (2)	3,948

8,954	Ironwood Pharmaceuticals Inc., (2), (3)	82,645

1,641	Karyopharm Therapeutics Inc., (2)	10,207

7,366	Keryx Biopharmaceuticals, Inc., (2), (3)	26,002

2,302	Kite Pharma Inc., (2), (3)	109,322

979	La Jolla Pharmaceutical Company, (2)	17,338

2,954	Lexicon Genetics, Inc., (2), (3)	30,101

1,247	Ligand Pharmaceuticals, Inc., (2), (3)	124,663

3,202	Lion Biotechnologies Inc., (2)	19,180

648	Loxo Oncology Inc., (2)	13,388

2,238	MacroGenics Inc., (2)	45,051

17,687	MannKind Corporation, (2), (3)	17,639

1,643	Medgenics Inc., (2)	5,915

8,220	Merrimack Pharmaceuticals, Incorporated, (2), (3)	50,717

7,724	MiMedx Group Inc., (2), (3)	64,264

816	Mirati Therapeutics, Inc., (2)	17,569

58	Nuveen Investments

Shares	Description (1)	Value

	Biotechnology (continued)

4,344	Momenta Pharmaceuticals, Inc., (2)	$53,953

4,937	Myriad Genentics Inc., (2), (3)	192,395

490	NantikWest Inc., (2)	5,047

737	Natera, Inc., (2)	6,301

10,716	Navidea Biopharmaceuticals Incorporated, (2), (3)	8,894

6,072	Neurocrine Biosciences Inc., (2), (3)	258,364

1,479	NewLink Genetics Corporation, (2), (3)	36,028

370	Nivalis Therapeutics Inc., (2)	1,735

3,382	Northwest Biotherapeutics, Inc., (2), (3)	7,170

19,055	Novavax, Inc., (2), (3)	98,133

2,984	Ocata Therapeutics Inc., (2)	25,185

209	Oncocyte Corp., (2)	867

1,202	Oncomed Pharmaceuticals Inc., (2)	11,119

6,748	Oncothyreon Inc., (2)	8,975

1,684	Ophthotech Corporation, (2), (3)	91,256

7,275	Orexigen Therapeutics Inc., (2), (3)	13,313

6,466	Organovo Holdings Inc., (2), (3)	12,673

1,382	Osiris Therapeutics, Inc., (2), (3)	9,895

1,305	Otonomy, Inc., (2)	19,471

1,668	OvaScience Inc., (2), (3)	9,424

11,666	PDL Biopahrma Inc., (3)	36,631

13,687	Peregrine Pharmaceuticals, Inc., Reg S, (2)	13,413

1,159	Pfenex Inc., (2)	10,280

3,550	Portola Pharmaceuticals Inc., (2)	117,257

4,951	Progenics Pharmaceuticals, Inc., (2)	20,646

570	Proteon Therapeutics, Inc., (2)	5,318

2,401	Prothena Corporation PLC, (2)	93,519

2,406	PTC Therapeutics Inc., (2), (3)	57,311

2,348	Radius Health Inc., (2), (3)	75,206

5,721	Raptor Pharmaceuticals Corporation, (2)	23,456

515	REGENXBIO Inc., (2)	7,159

2,011	Regulus Therapeutics Incorporated, (2), (3)	11,624

2,335	Repligen Corporation, (2)	51,720

2,486	Retrophin Inc., (2)	37,215

6,267	Rigel Pharmaceuticals, Inc., (2)	17,234

1,106	Sage Therapeutics, Inc., (2)	37,139

4,948	Sangamo Biosciences, Inc., (2)	29,935

3,182	Sarepta Therapeutics Inc., (2), (3)	37,802

633	Seres Therapeutics Inc., (2), (3)	17,047

Nuveen Investments	59

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Biotechnology (continued)

2,017	Sorrento Therapeutics, Inc., (2)	$10,589

631	Spark Therapeutics, Inc., (2), (3)	17,775

4,763	Spectrum Pharmaceuticals, Inc., (2)	23,624

1,150	Stemline Therapeutics Inc., (2)	5,796

7,113	Synergy Pharmaceuticals Inc., (2), (3)	26,674

6,121	Synta Pharmaceuticals Corporation, (2)	1,499

672	T2 Biosystems, Inc., (2)	5,961

1,654	Tesaro Inc., (2), (3)	57,129

2,512	TG Therapeutics Inc., (2)	20,523

4,725	Threshold Pharmaceuticals, Inc., (2)	1,512

138	Tobira Therapeutics Inc., (2)	991

701	Tokai Pharmaceuticals, Inc., (2), (3)	4,395

2,260	Trevena Inc., (2)	16,453

2,104	Trovagene, Inc., (2)	7,659

2,732	Ultragenyx Pharmaceutical Inc., (2)	153,402

2,972	Vanda Pharmaceuticals, Inc., (2)	25,351

2,180	Verastem Inc., (2)	2,616

1,599	Versartis Inc., (2)	17,813

943	Vitae Pharmaceuticals, Inc., (2)	9,241

1,512	Vital Therapies Inc., (2), (3)	13,835

408	Voyager Therapeutics Inc., (2)	4,357

454	vTv Therapeutics Inc., Class A Shares, (2)	3,292

298	XBiotech Inc., (2)	2,459

2,022	Xencor Inc., (2)	21,878

6,480	XOMA Limited, (2)	6,545

1,219	Zafgen Inc., (2)	8,106

8,154	ZIOPHARM Oncology, Inc., (2), (3)	40,525
	Total Biotechnology	5,263,267

	Building Products – 0.9%

3,028	Aaon, Inc.	65,193

2,392	Advanced Drainage Systems, Inc., (3)	54,011

949	American Woodmark Company	65,481

2,076	Apogee Enterprises, Inc.	82,583

3,605	Builders FirstSource, Inc., (2)	28,948

2,237	Continental Building Products Inc., (2)	33,421

2,201	Gibraltar Industries Inc.	46,749

2,530	Griffon Corporation, (3)	38,405

1,311	Insteel Industries, Inc.	32,133

2,147	Masonite International Corporation, (2), (3)	119,180

60	Nuveen Investments

Shares	Description (1)	Value

	Building Products (continued)

2,006	NCI Building Systems Inc., (2)	$20,822

708	Nortek Inc., (2)	27,605

905	Patrick Industries, Inc., (2)	31,630

3,395	PGT, Inc., (2)	33,271

1,722	Ply Gem Holdings Inc., (2)	17,168

2,408	Quanex Building Products Corporation	44,572

2,994	Simpson Manufacturing Company Inc.	97,694

2,281	Trex Company Inc., (2), (3)	85,674

1,430	Universal Forest Products Inc.	98,513
	Total Building Products	1,023,053

	Capital Markets – 1.3%

1,579	Arlington Asset Investment Corporation	17,527

64	Ashford Inc., (2)	3,398

449	Associated Capital Corp., (2)	12,159

13,027	BGC Partners Inc., Class A	119,197

1,324	Calamos Asset Management, Inc. Class A	12,697

1,503	Cohen & Steers Inc.	45,421

7,921	Cowen Group, Inc., Class A, (2), (3)	22,654

212	Diamond Hill Investment Group, Inc.	35,839

2,462	Evercore Partners Inc.	111,209

3,687	Financial Engines Inc., (3)	99,438

449	GAMCO Investors Inc.	13,057

2,083	Greenhill & Co Inc.	49,534

2,690	HFF Inc., Class A Shares, (2)	76,853

858	Houlihan Lokey Inc.	20,721

1,069	INTL FCStone Inc., (2)	30,135

2,434	Investment Technology Group	41,889

10,439	Janus Capital Group Inc., (3)	131,427

2,481	KCG Holdings Inc., Class A Shares, (2)	25,356

7,739	Ladenburg Thalmann Financial Services Inc., (2)	18,187

464	Medley Management Inc., Class A Shares	2,844

1,250	Moelis & Company	31,800

1,876	OM Asset Management PLC	21,218

736	Oppenheimer Holdings Inc., Class A	11,283

1,074	Piper Jaffray Companies, (2)	36,516

946	Pzena Investments Management, Inc.	7,284

1,472	Safeguard Scientifics Inc., (2)	19,136

4,826	Stifel Financial Corporation, (2), (3)	161,478

1,351	Virtu Financial, Inc., Class A Shares	30,668

Nuveen Investments	61

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

487	Virtus Investment Partners Inc.	$42,856

582	Westwood Holding Group Inc.	27,587

8,111	WisdomTree Investments Inc., (3)	97,332

269	ZAIS Group Holdings, Inc., (2)	1,695
	Total Capital Markets	1,378,395

	Chemicals – 1.8%

2,082	A Schulman, Inc.	52,716

2,071	American Vanguard Corp.	23,319

4,994	Axiall Corporation	89,542

2,211	Balchem Corporation	124,126

3,748	Calgon Carbon Corporation	60,680

492	Chase Corporation, Common Stock	22,607

4,776	Chemtura Corporation, (2)	125,322

567	Core Molding Technologies, Inc., (2)	6,141

5,190	Ferro Corporation	48,215

3,803	Flotek Industries Inc., (2)	25,404

1,811	FutureFuel Corporation	22,674

3,585	H.B. Fuller Company	133,434

755	Hawkins Inc.	28,290

1,398	Innophos Holdings, Inc.	37,341

1,723	Innospec, Inc.	85,892

3,993	Interpid Potash Inc., (2)	8,705

682	KMG Chemicals, Inc.	15,727

1,460	Koppers Holdings Inc.	24,718

2,228	Kraton Performance Polymers Inc., (2)	32,707

1,690	Kronos Worldwide Inc.	7,943

1,500	LSB Industries Inc., (2)	8,400

2,469	Minerals Technologies Inc.	101,204

11,730	Olin Corporation	198,706

3,465	OMNOVA Solutions Inc., (2)	18,191

6,341	PolyOne Corporation	171,587

947	Quaker Chemical Corporation	71,034

2,890	Rayonier Advanced Materials Inc.	20,230

1,766	Rentech, Inc., (2)	3,444

3,115	Senomyx, Inc., (2)	10,529

3,322	Sensient Technologies Corporation	198,224

1,371	Stepan Company	61,640

1,437	Trecora Resources, (2)	15,117

1,781	Tredegar Corporation	23,385

62	Nuveen Investments

Shares	Description (1)	Value

	Chemicals (continued)

814	Trinseo SA, (2), (3)	$19,365

4,521	Tronox Limited, Class A	16,140

1,413	Valhi Inc.	1,681
	Total Chemicals	1,914,380

	Commercial Services & Supplies – 2.2%

3,981	ABM Industries Inc.	119,549

8,130	Acco Brands Corporation, (2)	49,349

1,540	American Ecology Corporation	52,314

3,140	ARC Document Solutions, (2)	11,587

3,397	Brady Corporation	76,229

3,457	Brinks Company	101,636

2,814	Casella Waste Systems, Inc., (2)	16,743

1,467	CECO Environmental Corporation	11,443

7,630	Civeo Corporation, (2)	8,240

3,550	Deluxe Corporation, (3)	198,445

1,836	Ennis Inc.	36,665

2,724	Essendant Inc.	81,339

1,422	G&K Services, Inc.	91,548

5,083	Healthcare Services Group, Inc., (3)	179,786

825	Heritage-Crystal Clean, Inc., (2)	7,871

3,163	HNI Corporation, (3)	107,605

2,640	Innerworkings, Inc., (2)	18,638

4,698	Interface, Inc.	79,349

2,442	Kimball International Inc., Class B	23,541

3,470	Knoll Inc.	63,675

2,313	Matthews International Corporation	115,442

1,699	McGrath Rentcorp.	41,473

4,242	Miller (Herman) Inc.	108,680

3,258	Mobile Mini, Inc.	84,447

2,083	MSA Safety Inc.	89,152

898	Multi Color Corporation	56,601

562	NL Industries Inc.	1,169

2,230	Quad Graphics Inc.	22,478

1,193	SP Plus Corporation, (2)	26,783

5,921	Steelcase Inc., (3)	75,552

1,477	Team, Inc., (2)	35,448

4,284	Tetra Tech, Inc.	113,483

1,264	TRC Companies, (2)	11,161

1,057	UniFirst Corporation	111,302

Nuveen Investments	63

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

1,426	Viad Corporation	$42,024

295	VSE Corporation	17,700

3,710	West Corporation	67,188
	Total Commercial Services & Supplies	2,355,635

	Communications Equipment – 1.5%

3,549	ADTRAN, Inc.	64,450

1,726	Aerohive Networks Inc., (2), (3)	8,095

960	Alliance Fiber	13,795

1,146	Applied Optoelectronics Inc., (2)	18,760

737	Bel Fuse, Inc., Class B	11,180

1,136	Black Box Corporation	8,656

2,576	CalAmp Corporation, (2)	43,792

3,217	Calix Inc., (2)	24,707

8,774	Ciena Corporation, (2), (3)	155,914

802	Clearfield Inc., (2), (3)	11,870

1,156	Comtech Telecom Corporation	22,565

1,773	Digi International, Inc., (2)	16,170

1,445	EMCORE Corporation, (2)	8,757

7,114	Extreme Networks Inc., (2)	19,635

7,388	Finisar Corporation, (2)	93,828

6,294	Harmonic Inc., (2), (3)	20,770

9,463	Infinera Corporation, (2), (3)	144,973

2,565	Interdigital Inc., (3)	115,528

4,311	IXIA, (2)	41,256

1,142	KVH Industries, Inc., (2)	11,020

2,286	Netgear, Inc., (2)	85,428

6,543	NetScout Systems, Inc., (2)	141,002

2,787	Novatel Wireless, (2)	3,010

6,952	Oclaro Inc., (2), (3)	24,054

2,505	Plantronics Inc.	112,299

9,601	Polycom Inc., (2)	97,834

5,357	Ruckus Wireless Incorporated, (2)	45,052

4,590	ShoreTel, Inc., (2)	37,684

3,516	Sonus Networks, Inc., (2)	21,096

2,178	Ubiquiti Networks Inc., (3)	64,491

3,036	ViaSat, Inc., (2), (3)	189,750
	Total Communications Equipment	1,677,421

64	Nuveen Investments

Shares	Description (1)	Value

	Construction & Engineering – 0.8%

2,713	Aegion Corporation, (2)	$48,915

1,630	Ameresco Inc., Class A Shares, (2)	8,884

921	Argan, Inc.	27,741

2,652	Comfort Systems USA Inc.	75,158

2,424	Dycom Industries Inc., (2), (3)	160,614

4,456	Emcor Group Inc.	203,639

2,686	Furmanite Corporation, (2)	14,075

2,798	Granite Construction Inc.	108,087

4,640	Great Lakes Dredge & Dock Corporation	15,962

1,458	HC2 Holdings, Inc., (2)	5,540

4,747	MasTec Inc., (2)	73,294

1,487	MYR Group Inc., (2)	29,755

679	Northwest Pipe Company, (2)	6,498

378	NV5 Holdings Inc., (2)	7,174

1,988	Orion Marine Group Inc., (2)	7,177

2,757	Primoris Services Corporation	56,215

2,667	Tutor Perini Corporation, (2)	35,231
	Total Construction & Engineering	883,959

	Construction Materials – 0.2%

5,242	Headwater Inc., (2)	83,715

2,284	Summit Materials, Inc., Class A Shares, (2)	36,247

141	United States Lime & Minerals, Inc.	7,751

1,037	US Concrete, Inc., (2)	47,163
	Total Construction Materials	174,876

	Consumer Finance – 0.4%

1,806	Cash America International, Inc.	54,072

1,851	Encore Capital Group, Inc., (2), (3)	42,425

1,855	Enova International, Inc., (2)	10,332

3,821	EZCORP, Inc., (2)	11,616

2,005	First Cash Financial Services, Inc.	71,178

3,263	Green Dot Corporation, Class A Shares, (2)	57,984

932	JG Wentworth Company, (2)	1,305

1,615	Nelnet Inc.	52,439

3,436	PRA Group Inc., (2), (3)	102,221

767	Regional Management Corporation, (2)	10,170

504	World Acceptance Corporation, (2), (3)	14,586
	Total Consumer Finance	428,328

Nuveen Investments	65

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Containers & Packaging – 0.4%

294	AEP Industries, Inc.	$24,884

8,488	Berry Plastics Corporation, (2)	263,977

2,190	Greif Inc.	57,882

1,349	Multi Packaging Solutions International Limited, (2)	19,992

1,804	Myers Industries, Inc.	20,548
	Total Containers & Packaging	387,283

	Distributors – 0.4%

1,557	Audiovox Corporation, (2)	6,680

1,642	Core-Mark Holding Company, Inc.	133,478

1,020	Fenix Parts, Inc., (2)	5,100

3,094	Pool Corporation	261,443

467	Weyco Group, Inc.	12,516
	Total Distributors	419,217

	Diversified Consumer Services – 1.1%

1,870	2U Inc., (2), (3)	37,755

1,219	American Public Education Inc., (2)	19,236

6,707	Apollo Group, Inc., (2)	53,254

947	Ascent Media Corporation, (2)	10,786

1,225	Bridgepoint Education Inc., (2)	8,208

2,657	Bright Horizons Family Solutions Inc., (2), (3)	186,442

962	Cambium Learning Group Inc., (2)	4,329

848	Capella Education Company	37,236

4,826	Career Education Corporation, (2)	13,899

1,083	Carriage Services Inc.	24,032

5,426	Chegg Inc., (2), (3)	31,471

508	Collectors Universe, Inc.	7,747

4,531	Devry Education Group Inc., (3)	90,167

3,347	Grand Canyon Education Inc., (2), (3)	126,015

9,732	Houghton Mifflin Harcourt Company, (2)	173,619

2,498	K12, Inc., (2)	22,957

295	Liberty Tax Inc., Class A Shares	6,328

6,709	LifeLock, Incorporated, (2), (3)	80,374

2,559	Regis Corporation	38,231

4,422	Sothebys Holdings Inc., (3)	103,873

780	Strayer Education Inc.	41,644

1,768	Universal Technical Institute Inc.	6,771

1,963	Weight Watcher’s International Inc., (3)	24,910
	Total Diversified Consumer Services	1,149,284

66	Nuveen Investments

Shares	Description (1)	Value

	Diversified Financial Services – 0.4%

5,689	FNFV Group, (2)	$53,363

2,387	Gain Capital Holdings Inc.	16,614

2,654	Marketaxess	308,474

688	Marlin Business Services Corporation	10,781

1,787	Newstar Financial, Inc., (2)	13,688

890	On Deck Capital, Inc., (2)	7,049

1,636	PICO Holdings, Inc., (2)	14,364

1,013	Resource America Inc.	4,417

2,215	Tiptree Financial Inc., Class A	14,242
	Total Diversified Financial Services	442,992

	Diversified Telecommunication Services – 0.8%

6,267	8X8, Inc., (2), (3)	78,714

728	Atlantic Tele-Network, Inc.	56,049

16,215	Cincinnati Bell Inc., (2)	52,537

3,274	Cogent Communications Group, Inc., (3)	109,384

3,591	Consolidated Communications Holdings, Inc.	71,964

1,483	FairPoint Communications Inc., (2)	22,245

2,486	General Communication, Inc., (2)	45,046

33,850	Globalstar, Inc., (2), (3)	43,328

822	Hawaiian Telcom Holdco Inc., (2)	19,613

1,189	IDT Corporation	15,100

4,371	inContact, Inc., (2)	37,809

2,385	Inteliquent Inc.	40,974

2,121	Intelsat SA, (2), (3)	7,084

5,841	Iridium Communications Inc., (2), (3)	40,653

1,459	Lumos Networks Corporation	16,895

3,454	Orbcomm, Inc., (2), (3)	25,214

923	pdvWireless Inc., (2), (3)	22,217

691	Straight Path Communications Inc., Class B Shares, (2), (3)	15,548

13,200	Vonage Holdings Corporation, (2)	67,716

7,168	Windstream Holdings Inc., (3)	41,359
	Total Diversified Telecommunication Services	829,449

	Electric Utilities – 1.4%

3,286	ALLETE Inc.	173,829

4,300	Cleco Corporation	228,502

2,872	El Paso Electric Company	117,551

3,100	Empire District Electric Company	90,954

926	Genie Energy Limited, Class B Shares	7,788

3,580	IDACORP, INC, (3)	249,132

Nuveen Investments	67

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities (continued)

2,465	MGE Energy, Inc.	$119,429

2,664	Otter Tail Power Corporation	74,166

5,663	PNM Resources Inc.	177,875

5,850	Portland General Electric Company	227,390

213	Spark Energy, Inc.	5,760
	Total Electric Utilities	1,472,376

	Electrical Equipment – 0.7%

462	Allied Motion	9,027

1,832	AZZ Inc.	94,311

1,474	Encore Wire Corporation	54,848

3,161	EnerSys	153,087

2,040	Enphase Energy Incorporated, (2), (3)	4,957

3,387	Franklin Electric Company, Inc.	92,397

1,484	Fuelcell Energy Inc., (2), (3)	7,910

4,917	Generac Holdings Inc., (2), (3)	139,741

3,615	General Cable Corporation	42,368

1,539	LSI Industries, Inc.	17,760

12,331	Plug Power Inc., (2), (3)	23,059

647	Powell Industries Inc.	16,201

330	Power Solutions International Inc., (2), (3)	3,944

1,660	PowerSecure International, Inc., (2)	18,227

214	Preformed Line Products Company	8,093

1,322	Sunrun Inc., (2)	12,585

2,260	Thermon Group Holdings Inc., (2)	38,013

1,273	Vicor Corporation	10,693
	Total Electrical Equipment	747,221

	Electronic Equipment, Instruments & Components – 2.8%

1,090	Agilysys Inc.	10,791

2,029	Anixter International Inc., (2)	100,314

3,285	AVX Group	37,712

1,030	Badger Meter Inc.	57,505

3,032	Belden Inc.	129,527

3,726	Benchmark Electronics Inc., (2)	78,246

2,991	Checkpoint Systems Inc., (2)	19,382

1,695	Coherent Inc., (2)	130,973

1,540	Control4 Corporation, (2), (3)	10,518

2,361	CTS Corporation	37,186

2,732	Daktronics Inc.	21,938

1,258	DTS, Inc., (2)	28,028

68	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components (continued)

1,273	Electro Rent Corporation	$11,126

313	ePlus, Inc., (2)	29,644

2,519	Fabrinet, (2), (3)	62,748

1,235	FARO Technologies, Inc., (2)	31,702

2,954	FEI Company, (3)	214,017

2,530	GSI Group, Inc., (2)	31,271

3,728	II VI Inc., (2)	77,542

2,755	Insight Enterprises Inc., (2)	65,101

5,513	InvenSense Incorporated, (2), (3)	45,262

2,733	Itron Inc., (2), (3)	90,080

2,027	Kimball Electronics Inc., (2)	20,351

6,205	Knowles Corporation, (2), (3)	84,388

1,604	Littelfuse Inc., (3)	163,448

2,431	Mercury Computer Systems Inc., (2)	46,408

205	Mesa Laboratories, Inc.	21,320

2,727	Methode Electronics, Inc.	71,066

1,060	MTS Systems Corporation, (3)	56,604

732	Multi Fineline Electronix, Inc., (2)	12,246

2,832	Newport Corporation, (2)	43,131

1,408	OSI Systems Inc., (2)	77,187

1,449	Park Electrochemical Corporation	23,590

777	PC Connection, Inc.	17,537

2,389	Plexus Corporation, (2)	83,496

6,203	QLogic Corporation, (2)	79,522

2,869	RealD Inc., (2)	29,809

2,174	Rofin Sinar Technologies Inc., (2)	55,415

1,324	Rogers Corporation, (2)	62,850

5,577	Sanmina-SCI Corporation, (2)	104,513

1,902	ScanSource, Inc., (2)	59,685

2,044	SYNNEX Corporation, (3)	171,594

2,605	Tech Data Corporation, (2), (3)	162,552

4,366	TTM Technologies, Inc., (2)	25,454

2,859	Universal Display Corporation, (2), (3)	140,377

9,629	Vishay Intertechnology Inc., (3)	110,348

896	Vishay Precision Group Inc., (2)	10,591
	Total Electronic Equipment, Instruments & Components	3,054,095

	Energy Equipment & Services – 0.8%

4,935	Archrock Inc.	29,610

4,596	Atwood Oceanics Inc., (3)	28,173

Nuveen Investments	69

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

3,032	Basic Energy Services, Inc., (2), (3)	$6,974

2,476	Bristow Group Inc.	57,592

4,010	C&J Energy Services Inc., (2)	9,865

1,395	Carbo Ceramics Inc., (3)	23,087

1,463	ERA Group Incorporated, (2)	13,430

2,467	Exterran Corp., (2)	40,755

4,548	Fairmount Santrol Holdings Inc., (2), (3)	11,143

4,218	Forum Energy Technologies Incorporated, (2)	47,284

934	Geospace Technologies Corporation, (2)	10,097

1,822	Gulfmark Offshore Inc., (3)	6,905

7,529	Helix Energy Solutions Group, (2)	30,342

2,275	Hornbeck Offshore Services Inc., (2)	18,496

1,225	Independence Contract Drilling Inc., (2)	4,961

10,021	ION Geophysical Corporation, (2)	4,508

10,187	Key Energy Services Inc., (2)	3,267

1,900	Matrix Service Company, (2)	36,024

16,964	McDermott International Inc., (2)	46,821

906	Natural Gas Services Group, (2)	17,142

5,979	Newpark Resources Inc., (2), (3)	29,118

1,346	Nordic American Offshore Limited	5,451

554	North Atlantic Drilling Limited	1,003

3,668	Oil States International Inc., (2)	103,548

8,693	Parker Drilling Company, (2), (3)	11,909

892	PHI Inc. Non-Voting, (2)	16,172

4,866	Pioneer Energy Services Corporation, (2)	6,666

859	RigNet, Inc., (2)	12,533

1,297	SeaCor Smit Inc., (2)	59,675

4,157	Seventy Seven Energy Inc., (2)	1,782

2,517	Tesco Corporation	17,116

5,661	TETRA Technologies, (2)	35,042

3,343	Tidewater Inc., (3)	17,751

3,583	Unit Corporation, (2), (3)	37,371

3,796	US Silica Holdings Inc., (3)	70,795
	Total Energy Equipment & Services	872,408

	Food & Staples Retailing – 0.9%

2,019	Andersons, Inc.	59,177

2,763	Casey’s General Stores, Inc.	333,605

1,489	Fairway Group Holdings Inc., (2), (3)	566

3,065	Fresh Market Inc., (2), (3)	58,725

70	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing (continued)

949	Ingles Markets, Inc., (3)	$36,404

638	Natural Grocers by Vitamin Cottage Incorporated, (2), (3)	11,490

1,185	Performance Food Group Company, (2)	27,729

1,383	PriceSmart, Inc., (3)	105,882

1,726	Smart & Final Stores, Inc., (2)	27,754

2,675	SpartanNash Co	54,891

18,611	SUPERVALU INC., (3)	84,680

1,341	The Chef’s Warehouse Inc., (2)	17,634

3,560	United Natural Foods Inc., (2), (3)	124,671

527	Village Super Market, Inc.	13,839

783	Weis Markets Inc.	31,805
	Total Food & Staples Retailing	988,852

	Food Products – 1.8%

226	Alico Inc.	6,864

1,108	Amplify Snack Brands, Inc., (2), (3)	11,966

601	Arcadia Biosciences Inc., (2)	1,773

4,121	B&G Foods Inc., (3)	150,087

1,019	Calavo Growers, Inc., (3)	52,733

2,227	Cal-Maine Foods, Inc., (3)	112,397

11,746	Darling International Inc., (2), (3)	105,597

6,708	Dean Foods Company, (3)	134,026

1,873	Diamond Foods Inc.	68,739

503	Farmer Brothers Company	14,019

2,369	Fresh Del Monte Produce Inc.	96,679

1,477	Freshpet, Inc., (2), (3)	8,773

1,171	Inventure Group, (2)	6,581

1,059	J&K Snack Foods Corporation	114,351

591	John B Sanfillippo & Son, Inc.	35,454

1,317	Lancaster Colony Corporation	133,913

1,915	Landec Corporation, (2)	23,037

338	Lifeway Foods, Inc.	4,333

834	Limoneira Company, (3)	10,492

1,544	Omega Protein Corporation, (2)	34,879

4,379	Post Holdings Inc., (2)	256,172

1,593	Sanderson Farms Inc., (3)	129,383

18	Seaboard Corporation	51,786

532	Seneca Foods Corporation, (2)	14,699

3,473	Snyders Lance Inc., (3)	109,643

1,324	Tootsie Roll Industries Inc., (3)	43,454

3,049	Treehouse Foods Inc., (2), (3)	241,969
	Total Food Products	1,973,799

Nuveen Investments	71

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Gas Utilities – 1.5%

1,083	Chesapeake Utilities Corporation	$68,197

2,993	Laclede Group Inc.	191,372

6,084	New Jersey Resources Corporation, (3)	214,278

1,943	Northwest Natural Gas Company, (3)	100,939

3,739	One Gas Inc.	211,478

5,057	Piedmont Natural Gas Company, (3)	299,577

4,864	South Jersey Industries Inc.	120,919

3,330	Southwest Gas Corporation	195,904

3,535	WGL Holdings Inc.	236,103
	Total Gas Utilities	1,638,767

	Health Care Equipment & Supplies – 3.8%

1,602	Abaxis, Inc.	69,767

2,968	Abiomed, Inc., (2)	253,259

5,616	Accuray, Inc., (2)	29,933

883	Analogic Corporation	65,404

1,794	AngioDynamics, Inc., (2)	20,308

1,039	Anika Therapeutics, Inc., (2)	39,087

9,053	Antares Pharma Inc., (2)	11,135

2,017	AtriCure, Inc., (2), (3)	35,257

101	ATRION Corporation	37,928

2,443	Cantel Medical Corporation	145,041

2,255	Cardiovascular Systems, Inc., (2)	19,055

6,780	Cerus Corporation, (2), (3)	36,815

763	ConforMIS Inc., (2), (3)	8,393

1,963	Conmed Corporation	72,513

1,664	Corindus Vascular Robotics, Inc., (2)	3,345

1,885	CryoLife Inc.	18,530

1,072	Cutera, Inc., (2)	12,049

1,597	Cynosure, Inc., (2)	57,811

485	EndoChoice Holdings Inc., (2)	2,915

4,793	Endologix, Inc., (2), (3)	34,174

409	Entellus Medical, Inc., (2)	6,814

757	Exactech, Inc., (2)	15,148

2,996	Genmark Diagnostics Inc., (2), (3)	15,849

509	Glaukos Corporation, (2)	8,307

4,879	Globus Medical Inc., Class A, (2), (3)	121,731

1,815	Greatbatch, Inc., (2)	70,077

3,675	Haemonetics Corporation, (2)	116,277

3,308	Halyard Health Inc., (2)	82,038

72	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

1,227	Heartware International Inc., (2), (3)	$49,252

1,001	ICU Medical, Inc., (2)	96,346

1,118	Inogen Inc., (2)	37,162

4,035	Insulet Corporation, (2), (3)	133,881

1,937	Integra Lifesciences Holdings Corporation, (2)	119,029

2,302	Invacare Corporation	35,474

1,889	InVivo Therapeutics Holdings Corporation, (2), (3)	8,368

339	Invuity Inc., (2)	2,604

208	iRadimed Corporation, (2)	4,046

1,252	K2M Group Holdings Inc., (2)	17,791

904	Lantheus Holdings Inc., (2)	1,962

1,717	LDR Holding Corporation, (2)	31,541

879	LeMaitre Vascular, Inc.	12,833

3,159	Livanova PLC, (2), (3)	176,841

3,109	Masimo Corporation, (2)	114,256

2,966	Meridian Bioscience, Inc.	57,096

3,131	Merit Medical Systems, Inc., (2)	51,818

2,344	Natus Medical, Inc., (2)	82,696

2,633	Neogen Corporation, (2)	137,390

1,185	Nevro Corporation, (2), (3)	73,221

600	Novocure Limited, (2)	7,488

3,438	NuVasive, Inc., (2), (3)	158,561

4,496	Nxstage Medical, Inc., (2), (3)	85,064

4,011	OraSure Technologies, Inc., (2)	21,940

1,334	Orthofix International NV, (2)	52,653

1,290	Oxford Immunotec Global PLC, (2)	14,990

327	Penumbra Inc., (2)	13,996

2,045	Quidel Corporation, (2)	34,847

3,573	Rockwell Medical Technologies, Inc., (2), (3)	22,367

4,243	RTI Biologics Inc., (2)	13,620

606	SeaSpine Holdings Corporation, (2)	8,763

875	Second Sight Medical Products, Inc., (2)	4,043

445	Sientra, Inc., (2)	3,769

3,013	Spectranetics Corporation, (2)	36,307

2,762	STAAR Surgical Company, (2)	18,036

5,845	Steris PLC, (3)	404,708

925	Surmodics Inc., (2)	18,454

1,256	Tandem Diabetes Care Inc., (2)	11,317

3,302	TransEnterix Inc., (2)	9,114

Nuveen Investments	73

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

8,565	Unilife Corporation, (2)	$7,690

275	Utah Medical Products, Inc.	15,502

1,228	Vascular Solutions, Inc., (2)	33,598

997	Veracyte Inc., (2)	6,461

5,115	West Pharmaceutical Services Inc., (3)	292,680

6,345	Wright Medical Group, Inc., (2)	126,583

2,291	Zeltiq Aesthetics Inc., (2), (3)	53,197
	Total Health Care Equipment & Supplies	4,128,315

	Health Care Providers & Services – 2.8%

565	AAC Holdings, Inc., (2), (3)	10,091

2,071	Aceto Corporation	47,322

456	Addus HomeCare Corporation, (2)	9,672

440	Adeptus Health Inc., Class A Shares, (2), (3)	20,759

2,791	Air Methods Corporation, (2), (3)	108,682

416	Alliance Imaging Inc., (2)	3,112

510	Almost Family, Inc., (2)	19,502

2,006	Amedisys, Inc., (2), (3)	71,715

3,381	AMN Healthcare Services Inc., (2)	95,243

3,837	AmSurg Corporation, (2)	280,830

4,880	Bioscrip, Inc., (2)	8,735

1,924	BioTelemetry Inc., (2)	18,163

2,096	Capital Senior Living Corporation, (2)	38,420

1,215	Chemed Corporation, (3)	170,489

831	Civitas Solutions Inc., (2)	19,994

612	Corvel Corporation, (2)	27,919

2,287	Cross Country Healthcare, Inc., (2)	32,933

2,572	Diplomat Pharmacy, Inc., (2), (3)	69,984

3,620	Ensign Group Inc.	81,269

2,939	ExamWorks Group Inc., (2)	80,705

3,338	Five Star Quality Care Inc., (2)	8,479

2,712	Genesis Healthcare Inc., (2)	4,882

2,510	Hanger Orthopedic Group Inc., (2)	33,860

2,578	HealthEquity, Inc., (2)	55,556

6,505	HealthSouth Corporation, (3)	232,814

2,207	Healthways Inc., (2)	25,954

5,934	Kindred Healthcare Inc.	57,322

681	Landauer Inc.	20,866

925	LHC Group, Inc., (2)	35,076

1,776	Magellan Health Services, Inc., (2), (3)	101,232

74	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

2,792	Molina Healthcare Inc., (2), (3)	$153,309

716	National Healthcare Corporation	45,215

817	National Research Corporation	12,329

2,364	Nobilis Health Corporation, (2), (3)	4,988

4,486	Owens and Minor Inc.	155,440

2,161	Pharmerica Corporation, (2)	64,160

973	Providence Service Corporation, (2), (3)	43,201

2,536	RadNet, Inc., (2)	15,165

7,466	Select Medical Corporation, (3)	71,151

1,125	Surgery Partners Inc., (2)	18,124

1,529	Surgical Care Affiliates Inc., (2)	65,242

5,121	Team Health Holdings Inc., (2)	209,295

674	Teladoc, Inc., (2), (3)	10,946

1,718	Triple-S Management Corporation, Class B Shares, (2)	38,294

1,208	Trupanion Inc., (2), (3)	10,038

3,201	Universal American Corporation, (2)	20,230

881	US Physical Therapy, Inc.	45,063

3,132	Wellcare Health Plans Inc., (2)	237,969
	Total Health Care Providers & Services	3,011,739

	Health Care Technology – 0.5%

2,398	Castlight Health Inc., Class B, (2)	7,937

805	Computer Programs and Systems, Inc., (3)	42,287

513	Connecture, Inc., (2)	1,211

976	Evolent Health Inc., (2)	9,633

1,795	Healthstream, Inc., (2)	39,311

6,294	HMS Holdings Corporation, (2)	75,843

666	Imprivata Inc., (2), (3)	7,759

3,930	Medidata Solutions, Inc., (2)	167,929

2,577	Omnicell, Inc., (2), (3)	72,130

757	Press Ganey Holdings, Inc., (2)	22,369

3,551	Quality Systems Inc.	46,554

1,757	Vocera Communications Incorporated, (2)	25,283
	Total Health Care Technology	518,246

	Hotels, Restaurants & Leisure – 3.4%

6,888	Belmond Limited, Class A, (2)	58,272

2	Biglari Holdings Inc., (2)	756

1,527	BJ’s Restaurants, Inc., (2)	65,493

8,813	Bloomin Brands	155,638

1,484	Bob Evans Farms	60,755

Nuveen Investments	75

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

589	Bojangles’, Inc., (2)	$8,552

5,672	Boyd Gaming Corporation, (2)	101,018

1,125	Bravo Brio Restaurant Group, (2)	9,686

1,351	Buffalo Wild Wings, Inc., (2), (3)	205,757

3,286	Caesars Acquisition Company, Class A, (2)	19,716

3,977	Caesar’s Entertainment Corporation, (2), (3)	27,561

2,524	Carrols Restaurant Group, Inc., (2)	33,721

1,364	CBRL Group Inc., (3)	178,998

3,466	Cheesecake Factory Inc.	167,408

905	Churchill Downs Inc.	125,017

1,170	Chuy’s Holdings Inc., (2), (3)	40,002

3,123	ClubCorp Holdings Inc.	37,382

1,619	Dave & Buster’s Entertainment Inc., (2)	58,721

1,678	Del Friscos Restaurant Group, (2)	26,580

5,997	Denny’s Corporation, (2)	56,192

2,961	Diamond Resorts International Inc., (2)	54,542

1,206	DineEquity Inc., (3)	102,414

956	El Pollo Loco Holdings, Inc., (2), (3)	11,587

2,085	Eldorado Resorts Inc., (2), (3)	21,517

244	Empire Resorts, Inc., (2), (3)	3,565

1,906	Fiesta Restaurant Group, (2)	69,378

817	Habit Restaurants Inc., Class A Shares, (2)	16,773

2,783	Interval Leisure Group Inc., (3)	32,784

1,985	Intl Speedway Corporation	67,768

1,042	Intrawest Resorts Holdings Inc., (2)	8,763

1,635	Isle of Capri Casinos, (2)	20,699

1,022	J Alexanders Holdings Inc., (2)	9,637

2,466	Jack in the Box Inc., Term Loan	191,460

986	Jamba, Inc., (2), (3)	12,759

625	Kona Grill, Inc., (2)	10,163

4,612	Krispy Kreme Doughnuts Inc., (2), (3)	67,612

6,657	La Quinta Holdings Inc., (2)	75,490

1,306	Marcus Corporation	24,736

1,838	Marriott Vacations World	90,779

715	Monarch Casino & Resort, Inc., (2)	14,801

2,220	Morgans Hotel Group Company, (2)	3,752

839	Noodles & Company, (2), (3)	10,102

2,058	Papa John’s International, Inc.	98,270

672	Papa Murphy’s Holdings Inc., (2), (3)	6,377

76	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

5,674	Penn National Gaming, Inc., (2)	$80,174

4,303	Pinnacle Entertainment Inc., (2)	131,414

1,103	Planet Fitness Inc., (2)	15,762

1,646	Popeye’s Louisiana Kitchen Inc., (2)	101,443

1,158	Potbelly Corporation, (2), (3)	12,391

1,005	Red Robin Gourmet Burgers, Inc., (2)	62,049

4,414	Ruby Tuesday, Inc., (2)	24,056

2,482	Ruth’s Chris Steak House, Inc.	40,333

3,570	Scientific Games Corporation, (2), (3)	21,134

4,860	Seaworld Entertainment, (3)	92,632

408	Shake Shack Inc., Class A Shares, (2), (3)	14,109

3,492	Sonic Corporation, (3)	102,595

832	Speedway Motorsports Inc.	15,700

4,826	Texas Roadhouse, Inc.	177,742

2,584	Vail Resorts, Inc.	323,000

492	Wingstop Inc., (2)	11,936

1,373	Zoe’s Kitchen Inc., (2), (3)	38,142
	Total Hotels, Restaurants & Leisure	3,727,565

	Household Durables – 1.3%

765	Bassett Furniture, Inc.	22,881

2,322	Beazer Homes USA, Inc., (2)	19,853

5,470	CalAtlantic Group Inc., (3)	177,720

631	Cavco Industries, Inc., (2)	52,916

1,125	Century Communities, Inc., (2)	16,639

706	CSS Industries Inc.	19,775

1,808	Ethan Allen Interiors Inc.	48,274

380	Flexsteel Industries, Inc.	16,576

1,598	Green Brick Partners, Inc., (2)	9,396

2,026	Helen of Troy Limited, (2)	181,064

800	Hooker Furniture Corporation	22,968

8,484	Hovnanian Enterprises Inc., (2)	13,065

1,471	Installed Building Products Inc., (2)	30,641

2,114	Irobot Corporation, (2)	71,728

5,803	KB Home, (3)	63,021

3,640	La Z Boy Inc.	78,042

994	LGI Homes Inc., (2), (3)	21,828

1,552	Libbey Inc.	24,832

809	Lifetime Brands, Inc.	9,692

1,743	M/I Homes, Inc., (2)	31,235

Nuveen Investments	77

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Household Durables (continued)

2,778	MDC Holdings Inc.	$60,449

2,820	Meritage Corporation, (2)	93,088

307	Nacco Industries Inc.	14,610

787	New Home Company Inc., (2)	7,972

1,502	Skullcandy Inc., (2)	4,776

2,311	Taylor Morrison, (2)	27,848

11,492	Tri Pointe Homes, Incorporated, (2), (3)	121,126

1,030	Univeral Electronics Inc., (2)	51,655

1,097	WCI Communities Inc., (2)	22,971

1,360	William Lyon Homes Inc., Class A Shares, (2), (3)	14,770

2,184	Zagg Inc., (2)	20,136
	Total Household Durables	1,371,547

	Household Products – 0.2%

3,006	Central Garden & Pet Company, (2)	41,543

5,590	HRG Group, Inc., (2)	67,863

349	Oil Dri Corporation	13,088

463	Orchids Paper Products Company	13,659

1,035	WD 40 Company	106,916
	Total Household Products	243,069

	Independent Power & Renewable Electricity Producers – 0.5%

3,487	Abengoa Yield PLC, (3)	59,105

9,360	Atlantic Power Corporation	17,503

8,574	Dynegy Inc., (2)	101,516

2,453	NRG Yield Inc., Class A Shares	30,417

4,463	NRG Yield, Inc., Class C Shares, (3)	59,090

2,645	Ormat Technologies Inc., (3)	93,633

3,964	Pattern Energy Group Inc., (3)	75,118

5,932	Talen Energy Corporation, (2)	42,414

3,059	TerraForm Global Inc., Class A Shares	12,940

1,468	Vivint Solar Inc., (2), (3)	12,184
	Total Independent Power & Renewable Electricity Producers	503,920

	Industrial Conglomerates – 0.0%

2,687	Raven Industries, Inc., (3)	40,332

	Insurance – 2.7%

3,199	Ambac Financial Group, Inc., (2)	44,914

5,765	American Equity Investment Life Holding Company, (3)	104,865

1,349	Amerisafe, Inc.	68,812

1,985	Argo Group International Holdings Inc.	112,808

737	Atlas Financial Holdings Inc., (2)	12,839

78	Nuveen Investments

Shares	Description (1)	Value

	Insurance (continued)

668	Baldwin & Lyons, Class B	$16,520

3,620	Citizens Inc., (2), (3)	23,458

13,602	CNO Financial Group Inc., (3)	236,675

2,188	Crawford & Co	9,955

618	Donegal Group, Inc., B	8,720

1,274	eHealth, Inc., (2)	13,364

564	EMC Insurance Group Inc.	13,119

2,268	Employers Holdings, Inc., (3)	56,496

647	Enstar Group, Limited, (2)	103,229

740	FBL Financial Group Inc.	45,184

1,008	Federated National Holding Company	24,938

800	Fidelity & Guaranty Life	20,040

7,707	First American Corporation, (3)	264,890

634	Global Indemnity PLC, (2)	19,064

2,057	Greenlight Capital Re, Ltd, (2), (3)	39,947

1,005	Hallmark Financial Services, Inc., (2)	10,955

609	HCI Group Inc., (3)	20,249

1,755	Heritage Insurance Holdings, Inc.	34,784

2,925	Horace Mann Educators Corporation	89,856

657	Independence Holding Company	10,078

816	Infinity Property and Casualty Corporation	64,782

782	James River Group Holdings, Limited	26,525

3,092	Kemper Corporation	106,860

3,597	Maiden Holdings, Ltd	46,042

9,675	MBIA Inc., (2)	64,436

2,752	National General Holdings Corporation	54,462

554	National Interstate Corporation	13,590

158	National Western Life Group Inc., (3)	36,455

754	Navigators Group, Inc., (2)	66,058

1,615	OneBeacon Insurance Group Limited, Class A	20,737

616	Patriot National Inc., (2)	4,084

3,439	Primerica Inc., (3)	154,789

3,070	RLI Corporation	182,051

1,006	Safety Insurance Group, Inc.	56,759

4,048	Selective Insurance Group Inc.	126,743

1,065	State Auto Financial Corporation	23,249

2,026	State National Companies Inc.	19,956

1,631	Stewart Information Services Corporation	57,835

5,340	Symetra Financial Corporation	170,987

Nuveen Investments	79

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)

6,000	Third Point Reinsurance Limited, (2), (3)	$69,900

1,439	United Fire Group Inc.	55,589

1,219	United Insurance Holdings Corporation	18,931

2,277	Universal Insurance Holdings Inc., (3)	42,671
	Total Insurance	2,889,250

	Internet & Catalog Retail – 0.6%

1,778	1-800-Flowers, (2), (3)	12,633

844	Blue Nile Inc., (2)	29,363

545	Duluth Holdings Inc., (2)	8,998

1,421	Etsy, Inc., (2), (3)	11,027

3,273	EVINE Live Inc., (2)	3,993

1,298	FTD Companies Inc., (2)	32,061

2,312	Hosting Site Network, Inc.	108,803

1,168	Lands’ End Inc., (2), (3)	25,439

5,317	Liberty TripAdvisor Holdings Inc., (2)	118,729

2,056	Nutri System Inc.	40,729

853	Overstock.com, Inc., (2)	10,117

1,440	PetMed Express, Inc., (3)	25,949

2,509	Shutterfly, Inc., (2), (3)	104,500

1,426	Wayfair Inc., Class A Shares, (2), (3)	64,455
	Total Internet & Catalog Retail	596,796

	Internet Software & Services – 2.3%

2,886	Actua Corporation, (2)	27,302

594	Alarm Com Holdings Inc., (2)	9,593

1,306	Amber Road Inc., (2)	5,707

3,114	Angie’s List, (2)	26,438

377	Apigee Corp., (2)	2,910

415	Appfolio Inc., Class A Shares, (2)	5,561

4,745	Bankrate Inc., (2)	54,283

3,876	Bazaarvoice Inc., (2)	14,031

560	BenefitFocus Inc., (2), (3)	16,330

2,909	Blucora Inc., (2)	25,105

918	Box, Inc., Class A Shares, (2), (3)	9,878

2,344	Brightcove Inc., (2)	12,986

1,288	Carbonite Inc., (2)	11,553

1,417	CareCom Inc., (2)	8,488

1,541	ChannelAdvisor Corporation, (2)	18,846

2,333	Cimpress NV, (2), (3)	183,187

2,447	ComScore Inc., (2), (3)	94,283

80	Nuveen Investments

Shares	Description (1)	Value

	Internet Software & Services (continued)

2,287	Constant Contact Inc., (2)	$72,292

3,835	Cornerstone OnDemand Inc., (2)	117,696

1,662	Cvent Inc., (2)	43,893

2,374	Demandware Incorporated, (2), (3)	100,729

3,005	DHI Group Inc., (2)	27,977

7,329	Earthlink Holdings Corporation	43,388

4,167	Endurance International Group Holdings Inc., (2)	38,253

2,764	Envestnet Inc., (2), (3)	64,816

1,596	Everyday Health Inc., (2)	7,342

1,686	Five9, Inc., (2)	14,044

3,994	Gogo Inc., (2), (3)	58,113

5,345	GrubHub Inc., (2), (3)	100,753

1,739	GTT Communications Inc., (2)	25,894

555	Hortonworks Inc., (2)	5,384

359	Instructure Inc., (2)	6,221

4,213	Internap Network Services Corporation, (2)	16,262

2,858	Intralinks Holdings Inc., (2)	23,035

3,428	J2 Global Inc., (3)	248,564

4,452	Limelight Networks Inc., (2)	5,565

1,778	Liquidity Services, Inc., (2)	11,575

4,057	Liveperson, Inc., (2)	22,963

1,751	LogMeIn Inc., (2)	91,472

2,316	Marchex, Inc.	8,847

2,042	Marin Software Inc., (2), (3)	6,922

2,473	Marketo Inc., (2)	47,012

506	MaxPoint Interactive, Inc., (2)	789

528	MINDBODY, Inc., Class A Shares, (2), (3)	6,241

6,469	Monster Worldwide Inc., (2)	32,280

410	New Relic, Inc., (2), (3)	11,570

4,660	NIC, Incorporated	92,221

1,858	OPOWER Inc., (2), (3)	15,793

1,384	Q2 Holdings Inc., (2)	29,977

4,340	Qoutient Technology Inc., (2), (3)	26,344

2,613	QuinStreet, Inc., (2)	9,956

1,780	RealNetworks Inc., (2)	6,444

600	Reis, Inc.	13,530

2,731	RetailMeNot Inc., (2)	24,852

1,952	Rocket Fuel Inc., (2)	6,110

1,962	SciQuest Inc., (2)	24,976

Nuveen Investments	81

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Internet Software & Services (continued)

1,395	Shutterstock Incorporated, (2), (3)	$40,302

1,176	SPS Commerce Inc., (2)	76,769

1,014	Stamps.com Inc., (2), (3)	95,133

1,286	TechTarget Inc., (2)	10,224

572	Travelzoo Inc., (2)	4,639

3,479	TrueCar Inc., (2)	22,544

1,044	United Online, Inc.	11,077

3,116	Web.com, Inc., (2)	58,674

2,687	WebMD Health Corporation, Class A, (2), (3)	137,333

1,330	Wix.com Limited, (2)	27,159

571	Xactly Corp., (2)	3,974

1,881	XO Group, Incorporated, (2)	28,027
	Total Internet Software & Services	2,552,431

	IT Services – 2.8%

1,464	6D Global Technologies Inc., (2), (3), (4)	426

5,558	Acxiom Corporation, (2)	103,935

3,860	Blackhawk Network Holdings Inc., (2)	145,483

1,719	CACI International Inc., (2)	142,797

3,191	Cardtronics Inc., (2)	98,315

815	Cass Information Systems, Inc.	41,484

6,217	Ciber, Inc., (2)	20,205

7,026	Convergys Corporation, (3)	171,715

2,328	CSG Systems International Inc.	81,340

1,527	Datalink Corporation, (2)	10,964

3,477	EPAM Systems Inc., (2), (3)	260,427

3,688	Euronet Worldwide, Inc., (2)	294,192

4,680	Everi Holdings Inc., (2)	13,151

4,677	Evertec Inc.	64,262

2,368	Exlservice Holdings, Inc., (2)	103,387

714	Forrester Research, Inc.	22,827

1,702	Hackett Group, Inc.	25,139

2,603	Heartland Payment Systems Inc.	239,684

4,853	Lionbridge Technologies, Inc., (2)	22,469

1,304	Luxoft Holding Inc., (2)	97,904

1,723	ManTech International Corporation, Class A	49,674

4,684	Maximus Inc., (3)	249,985

2,683	ModusLink Global Solutions Inc., (2)	5,768

2,081	Moneygram International Inc., (2)	11,029

3,937	NeuStar, Inc., (2), (3)	96,771

82	Nuveen Investments

Shares	Description (1)	Value

	IT Services (continued)

2,520	Perficient, Inc., (2)	$48,006

892	PFSweb, Inc., (2)	11,043

3,273	Science Applications International Corporation	139,495

4,356	ServiceSource International Inc., (2)	16,858

2,771	Sykes Enterprises Inc., (2)	81,578

2,231	Syntel Inc., (3)	105,616

1,202	TeleTech Holdings, Inc.	32,105

7,504	Travelport Worldwide Limited	81,719

3,549	Unisys Corporation, (2)	34,851

2,108	Virtusa Corporation, (2)	94,270
	Total IT Services	3,018,874

	Leisure Products – 0.3%

921	Arctic Cat, Inc., (3)	11,338

1,617	Black Diamond Group Inc., (2)	7,341

5,549	Callaway Golf Company	48,332

709	Escalade, Inc.	8,579

1,347	JAKKS Pacific Inc., (3)	10,035

360	Johnson Outdoors, Inc.	7,740

1,269	Malibu Boats Inc., Class A, (2)	16,586

877	Marine Products Corporation	6,841

515	MCBC Holdings, Inc., (2)	6,499

2,232	Nautilus Group, Inc., (2), (3)	43,479

3,224	Performance Sports Group Limited, (2), (3)	23,052

3,823	Smith & Wesson Holding Corporation, (2)	82,424

1,328	Sturm, Ruger, & Company, (3)	78,153
	Total Leisure Products	350,399

	Life Sciences Tools & Services – 0.7%

1,752	Accelerate Diagnostics Inc., (2), (3)	25,947

5,497	Affymetrix, Inc., (2)	77,123

1,775	Albany Molecular Research Inc., (2), (3)	28,968

2,227	Cambrex Corporation, (2)	77,143

2,047	Fluidigm Corporation, (2)	13,735

2,475	Harvard Bioscience, Inc., (2)	7,351

921	INC Research Holdings Inc., Class A Shares, (2)	38,802

2,909	Luminex Corporation, (2), (3)	55,824

992	NanoString Technologies, Inc., (2), (3)	13,838

3,807	NeoGenomics Inc., (2), (3)	25,964

4,306	Pacific Biosciences of California Inc., (2), (3)	46,031

3,922	Parexel International Corporation, (2)	250,851

Nuveen Investments	83

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Life Sciences Tools & Services (continued)

1,414	PRA Health Sciences, Inc., (2), (3)	$60,915

8,397	Sequenom, Inc., (2), (3)	13,519
	Total Life Sciences Tools & Services	736,011

	Machinery – 2.6%

2,985	Accuride Corporation, (2)	2,510

4,235	Actuant Corporation	98,591

553	Alamo Group Inc.	29,326

2,013	Albany International Corporation, Class A	68,281

1,878	Altra Industrial Motion, Inc., (3)	42,180

625	American Railcar Industries	28,375

1,348	Astec Industries Inc.	50,280

3,896	Barnes Group Inc.	126,659

3,458	Blount International Inc., (2)	32,159

3,171	Briggs & Stratton Corporation	62,342

2,171	Chart Industries, Inc., (2)	35,192

1,220	CIRCOR International Inc., (3)	43,298

3,567	CLARCOR, Inc., (3)	167,150

1,426	Columbus McKinnon Corporation NY	20,392

1,998	Commercial Vehicle Group Inc., (2)	6,194

1,590	Douglas Dynamics Inc.	31,577

1,623	EnPro Industries Inc., (3)	72,175

1,855	ESCO Technologies Inc.	63,868

769	ExOne Company, (2), (3)	5,860

4,446	Federal Signal Corporation	65,756

876	Freightcar America Inc.	16,688

1,527	Global Brass & Copper Holdings Inc.	31,624

1,410	Gorman-Rupp Company	35,842

720	Graham Corporation	12,456

1,876	Greenbrier Companies Inc., (3)	48,513

5,694	Harsco Corporation	36,669

4,474	Hillenbrand Inc., (3)	121,156

465	Hurco Companies, Inc.	12,555

674	Hyster-Yale Materials Handling Inc.	35,008

2,078	John Bean Technologies Corporation	95,193

779	Kadant Inc.	30,233

769	LB Foster Company	8,867

792	Lindsay Manufacturing Company, (3)	55,709

1,210	Lydall Inc., (2)	34,183

6,494	Meritor Inc., (2)	44,354

84	Nuveen Investments

Shares	Description (1)	Value

	Machinery (continued)

805	Midwest Air Group Inc.	$17,299

887	Milacron Holdings Corporation, (2)	11,309

4,051	Mueller Industries Inc.	103,098

11,439	Mueller Water Products Inc., (3)	93,914

3,626	Navistar International Corporation, (2)	26,361

1,907	NN, Incorporated, (3)	23,113

230	OmegaFlex, Inc.	6,808

1,656	Proto Labs Incorporated, (2), (3)	91,063

1,664	RBC Bearings Inc., (2)	98,725

7,239	Rexnord Corporation, (2)	118,502

908	Standex International Corporation	65,576

1,615	Sun Hydraulics Corporation	41,118

1,308	Tennant Company	70,776

3,071	Titan International Inc.	9,213

3,220	TriMas Corporation, (2)	55,674

640	Twin Disc, Inc.	7,322

4,828	Wabash National Corporation, (2), (3)	53,398

2,002	Watts Water Technologies, Inc., (3)	98,639

4,643	Woodward Governor Company, (3)	214,460

783	Xerium Technologies, (2)	7,031
	Total Machinery	2,884,614

	Marine – 0.1%

1,643	Eagle Bulk Shipping Inc., (2)	2,169

4,751	Golden Ocean Group Limited, (2), (3)	3,530

3,090	Matson Incorporated	124,867

5,786	Navios Maritime Holdings Inc., (3)	5,636

3,139	Safe Bulkers Inc.	1,376

1,991	Scorpio Bulkers Inc., (2), (3)	6,530

1,781	Ultrapetrol Limited, (2)	114
	Total Marine	144,222

	Media – 1.7%

1,507	AMC Entertainment Holdings Inc.	32,853

1,741	Carmike Cinemas, Inc., (2)	38,615

5,239	Central European Media Enterprises Limited, (2), (3)	13,517

2,888	Crown Media Holdings, Inc., (2)	12,967

10,548	Cumulus Media, Inc., (2)	2,767

77	Daily Journal Corporation, (2)	14,824

5,400	Dreamworks Animation SKG Inc., (2), (3)	138,456

4,204	E.W. Scripps Company, Class A, (3)	79,792

Nuveen Investments	85

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Media (continued)

1,993	Entercom Communications Corporation, (2)	$20,907

4,596	Entravision Communications Corporation	34,286

2,011	Eros International PLC, (2), (3)	17,677

3,295	Global Eagle Acquisition Corporation, (2)	33,280

4,489	Gray Television Inc.	59,030

3,428	Harte-Hanks Inc.	11,724

648	Hemisphere Media Group Inc., (2), (3)	9,331

4,294	Imax Corporation, (2), (3)	133,372

1,804	Journal Media Group Inc.	21,684

931	Loral Space & Communications, Inc., (2)	32,166

3,088	MDC Partners, Inc., (3)	60,340

6,813	Media General Inc., (3)	110,643

2,613	Meredith Corporation	110,556

4,370	National CineMedia, Inc.	68,347

3,175	New Media Investment Group Inc.	54,991

9,776	New York Times, Class A	129,239

2,225	Nexstar Broadcasting Group, Inc.	100,592

1,177	Reading International Inc., A, (2)	12,782

902	Rentrak Corporation, (2)	40,112

258	Saga Communications Inc. Class A Shares	10,813

1,895	Scholastic Corporation	65,055

3,426	SFX Entertainment Inc., (2), (3)	445

4,710	Sinclair Broadcast Group, Series A, (3)	155,430

1,774	Sizmek Inc., (2)	6,049

486	T2 Biosystems, Inc., (2)	4,568

7,786	Time Inc., (3)	116,790

1,945	Tribune Publishing Company	18,166

2,140	World Wrestling Entertainment Inc., (3)	38,306
	Total Media	1,810,472

	Metals & Mining – 0.7%

12,641	AK Steel Holding Corporation, (3)	25,788

3,584	Carpenter Technology Inc.	99,492

3,503	Century Aluminum Company, (2)	16,534

10,898	Cliffs Natural Resources Inc., (3)	17,546

9,667	Coeur d’Alene Mines Corporation, (2)	21,364

8,228	Commercial Metals Company	114,534

4,621	Ferroglobe PLC	39,279

194	Handy & Harman Limited, (2)	3,302

884	Haynes International Inc.	28,288

86	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining (continued)

26,330	Hecla Mining Company	$48,974

4,029	Horsehead Holding Corp., (2), (3)	1,037

1,155	Kaiser Aluminum Corporation	89,790

1,433	Materion Corporation	35,094

647	Olympic Steel Inc.	6,043

1,810	Real Industry, Inc., (2)	11,584

885	Ryerson Holding Corporation, (2)	2,991

1,882	Schnitzer Steel Industries, Inc.	25,313

8,580	Stillwater Mining Company, (2)	56,199

4,638	SunCoke Energy Inc.	17,532

2,838	TimkenSteel Corporation	25,570

3,413	Worthington Industries, Inc.	104,404
	Total Metals & Mining	790,658

	Multiline Retail – 0.2%

3,524	Big Lots, Inc., (3)	136,661

2,641	Freds Inc.	43,577

729	Ollie’s Bargain Outlet Holdings, Inc., (2), (3)	16,293

3,132	Tuesday Morning Corporation, (2), (3)	17,445
	Total Multiline Retail	213,976

	Multi-Utilities – 0.5%

4,427	Avista Corporation	163,932

3,640	Black Hills Corporation, (3)	179,379

3,350	Northwestern Corporation, (3)	187,064

992	Unitil Corp.	38,440
	Total Multi-Utilities	568,815

	Oil, Gas & Consumable Fuels – 1.7%

7,168	Abraxas Petroleum Corporation, (2)	8,172

166	Adams Resources and Energy, Incorporated	5,589

2,310	Alon USA Energy, Inc., (3)	29,060

2,673	Approach Resources Inc., (2)	3,448

1,274	Ardmore Shipping Corporation	12,931

3,558	Bill Barrett Corporation, (2)	13,165

3,534	Bonanza Creek Energy Inc., (2), (3)	10,072

5,699	Callon Petroleum Company Del, (2)	39,038

4,145	Carrizo Oil & Gas, Inc., (2)	112,454

419	Clayton Williams Energy, (2), (3)	7,198

5,063	Clean Energy Fuels Corporation, (2), (3)	13,569

4,340	Cloud Peak Energy Inc., (2)	6,510

1,350	Contango Oil & Gas Company, (2)	8,654

Nuveen Investments	87

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

4,079	Delek US Holdings Inc.	$69,425

6,602	DHT Maritime Inc.	38,160

1,851	Dorian LPG Limited, (2)	19,584

3,553	Eclipse Resources Corporation, (2)	4,299

3,232	Energy Fuels, Inc., (2)	7,563

6,714	Energy XXI Limited Bermuda, (3)	5,822

1,025	Erin Energy Corporation, (2), (3)	2,716

1,412	Evolution Petroleum Corporation	6,580

11,225	Exco Resources Inc., (3)	13,358

16,978	Frontline Limited, (3)	37,012

3,079	GasLog Limited, (3)	23,000

5,997	Gastar Exploration Inc., (2)	7,136

1,245	Gener8 Maritime Inc., (2)	8,379

2,698	Green Plains Renewable Energy, Inc.	51,127

5,222	Halcon Resources Corporation, (2)	2,872

672	Hallador Energy Company, (3)	3,347

77	Isramco, Inc., (2)	6,102

2,142	Jones Energy Inc., Class A, (2)	4,520

5,202	Matador Resources Company, (2)	83,388

5,831	Navios Maritime Acquisition Corporation	13,295

6,340	Nordic American Tanker Shipping Ltd, (3)	80,581

4,381	Northern Oil and Gas Inc., (2), (3)	14,457

9,897	Oasis Petroleum Inc., (2), (3)	52,949

2,267	Pacific Ethanol, Inc., (2)	7,912

1,160	Panhandle Oil and Gas Inc.	16,739

1,184	Par Petroleum Corporation, (2)	28,321

6,563	Parsley Energy Inc. Class A Shares, (2), (3)	126,403

2,847	PDC Energy Inc., (2), (3)	161,909

1,317	Peabody Energy Corporation	5,861

3,250	Renewable Energy Group Inc., (2)	22,523

3,420	Rex Energy Inc., (2)	2,542

413	Rex Stores Corporation, (2)	22,067

1,564	Ring Energy Inc., (2)	8,649

4,668	RSP Permian Inc., (2), (3)	109,931

3,749	Sanchez Energy Corporation, (2)	13,571

12,713	Scorpio Tankers Inc.	77,549

3,121	SemGroup Corporation, A Shares, (3)	69,099

4,216	Ship Financial International Limited	56,452

5,692	Solazyme Inc., (2), (3)	9,392

88	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

4,065	Stone Energy Corporation, (2)	$12,520

7,398	Synergy Resources Corporation, (2)	46,903

6,761	Teekay Tankers Limited, Class A Shares	30,898

1,826	TransAtlantic Petroleum Limited, (2)	1,739

3,449	Triangle Petroleum Corporation, (2)	1,565

10,892	Ultra Petroleum Corporation, (2), (3)	24,616

6,805	Uranium Energy Corporation, (2), (3)	6,503

2,488	W&T Offshore Inc.	4,852

5,058	Western Refining Inc., (3)	166,408

1,225	Westmoreland Coal Company, (2), (3)	6,836
	Total Oil, Gas & Consumable Fuels	1,867,292

	Paper & Forest Products – 0.6%

2,810	Boise Cascade Company, (2)	58,055

1,264	Clearwater Paper Corporation, (2)	49,498

781	Deltic Timber Corporation	42,893

3,075	Glatfelter	45,387

6,055	KapStone Paper and Packaging Corp.	89,493

10,128	Louisiana-Pacific Corporation, (2), (3)	159,212

1,190	Neenah Paper, Inc.	71,924

2,166	Schweitzer-Mauduit International Inc.	90,972
	Total Paper & Forest Products	607,434

	Personal Products – 0.2%

1,856	Elizabeth Arden, Inc., (2), (3)	14,848

1,207	Inter Parfums, Inc.	32,408

772	Medifast, Inc., (3)	22,411

560	Natural Health Trends Corporation, (3)	11,172

844	Nature’s Sunshine Products	7,242

596	Nutraceutical International Corporation, (2)	14,125

817	Revlon Inc., (2)	24,289

1,442	Synutra International Inc., (2)	7,152

401	USANA Health Sciences, Inc., (2)	50,887
	Total Personal Products	184,534

	Pharmaceuticals – 1.8%

408	Aclaris Therapeutics Inc., (2)	9,070

1,458	Aerie Pharmaceuticals Inc., (2)	24,115

770	Agile Therapeutics, Inc., (2)	4,697

2,034	Alimera Sciences, Inc., (2), (3)	4,699

2,349	Amphastar Pharmaceuticals, Inc., (2)	28,305

561	ANI Pharmaceuticals Inc., (2)	17,958

Nuveen Investments	89

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals (continued)

2,107	Aratana Therpaeutics Inc., (2)	$7,101

1,062	Assembly Biosciences Inc., (2)	5,437

3,246	Biodelivery Sciences, Inc., (2)	13,146

907	Carbylan Therapeutics, Inc., (2)	2,204

5,945	Catalent, Inc., (2)	139,886

2,499	Cempra Inc., (2), (3)	43,058

493	Collegium Pharmaceutical Inc., (2)	8,396

4,436	Corcept Therapeutics, Inc., (2)	16,191

642	Corium International, Inc., (2)	3,730

4,263	DepoMed, Inc., (2)	65,394

1,148	Dermira, Inc., (2)	32,144

8,315	Durect Corporation, (2)	9,978

2,669	Endocyte Inc., (2)	8,941

417	Flex Pharma Inc., (2)	3,469

1,673	Foamix Pharmaceuticals Limited, (2)	10,841

421	Heska Corporation, (2)	15,729

5,097	Impax Laboratories Inc., (2)	190,985

6,054	Innoviva, Inc., (3)	60,661

1,170	Intersect ENT, Inc., (2)	20,861

1,895	Intra-Cellular Therapies Inc., (2), (3)	70,267

1,885	Lannett Company Inc., (2), (3)	48,086

4,709	Medicines Company, (2), (3)	162,743

444	MyoKardia Inc., (2)	3,996

9,350	Nektar Therapautics, (2), (3)	127,534

407	Neos Therapeutics Inc., (2)	5,527

1,110	Ocular Therapeutix, Inc., (2), (3)	6,793

2,690	Omeros Corporation, (2), (3)	29,025

2,590	Pacira Pharmaceuticals, Inc., (2), (3)	153,898

902	Paratek Pharmaceuticals, Inc., (2)	13,187

3,220	Pernix Therapeutics Holdings, Incorporated, (2)	7,020

1,241	Phibro Animal Health Corporation, Class A Shares	41,636

2,120	Pozen Inc., (2)	13,886

3,718	Prestige Brands Holdings Inc., (2)	173,556

2,317	Relypsa Inc., (2), (3)	43,652

1,303	Revance Therapeutics Inc., (2)	27,011

1,568	Sagent Pharmaceuticals Inc., (2)	23,692

3,526	SciClone Pharmaceuticals, Inc., (2)	28,173

1,768	Sucampo Pharmaceuticals, Inc., (2)	22,365

2,443	Supernus Pharmaceuticals Incorporated, (2)	27,704

90	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals (continued)

2,940	Teligent, Inc., (2), (3)	$21,109

2,568	Tetraphase Pharmaceuticals Inc., (2), (3)	13,970

10,226	TherapeuticsMD, (2)	73,116

2,030	Theravance Biopharma Inc., (2)	33,333

6,973	Vivus, Inc., (2)	7,043

4,177	Xenoport, Inc., (2)	20,760

1,754	Zogenix Inc., (2)	16,628

254	Zynerba Pharmaceuticals Inc., (2)	1,681
	Total Pharmaceuticals	1,964,387

	Professional Services – 1.4%

3,629	Acacia Research	13,572

507	Barrett Business Services, Inc.	19,859

3,170	CBIZ Inc., (2)	32,017

1,016	CDI Corporation	5,222

2,379	CEB Inc.	140,313

677	CRA International, Inc., (2)	12,613

1,848	Exponent, Inc., (3)	94,821

758	Franklin Covey Company, (2)	13,424

2,958	FTI Consulting Inc., (2), (3)	100,247

927	GP Strategies Corporation, (2)	22,424

1,303	Heidrick & Struggles International, Inc.	34,347

2,323	Hill International, Inc., (2)	7,852

1,647	Huron Consulting Group, Inc., (2)	92,413

1,389	ICF International, Inc., (2)	47,518

1,377	Insperity Inc.	61,869

2,122	Kelly Services, Inc.	35,183

1,753	KForce Inc.	39,092

3,585	Korn Ferry International	110,454

1,192	Mistras Group Inc., (2)	26,927

3,429	Navigant Consulting Inc., (2)	54,144

3,677	On Assignment, Inc., (2)	142,116

12,699	Pendrell Corporation, (2)	6,856

2,672	Resources Connection, Inc.	40,374

3,859	RPX Corporation, (2)	44,687

3,017	The Advisory Board Company, (2)	138,088

2,926	TriNet Group Inc., (2)	43,305

2,981	TrueBlue Inc., (2)	68,086

705	Volt Information Sciences Inc., (2)	5,407

2,540	WageWorks, Incorporated, (2)	113,640
	Total Professional Services	1,566,870

Nuveen Investments	91

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust – 9.6%

4,890	Acadia Realty Trust	$166,749

2,018	AG Mortgage Investment Trust Inc.	23,671

1,465	Agree Realty Corporation, (3)	54,088

150	Alexander’s Inc.	54,750

4,066	Altisource Residential Corporation	40,457

2,643	American Assets Trust Inc.	98,822

3,637	American Capital Mortgage Investment Corporation	47,390

2,288	American Residential Properties Inc.	38,759

7,451	Anworth Mortgage Asset Corporation	31,741

4,155	Apollo Commercial Real Estate Finance, Inc.	66,065

2,281	Apollo Residential Mortgage Inc.	24,749

1,928	Ares Commercial Real Estate Corporation	20,552

1,812	Armada Hoffler Properties Inc.	19,515

3,132	Armour Residential REIT Inc.	61,043

1,946	Ashford Hospitality Prime Inc.	21,387

6,139	Ashford Hospitality Trust Inc.	34,133

1,393	Bluerock Residential Growth REIT, Inc.	14,431

4,597	Campus Crest Communities Inc.	31,811

6,812	Capstead Mortgage Corporation, (3)	63,624

3,422	CareTrust REIT Inc.	35,110

2,925	CatchMark Timber Trust Inc., Class A	31,853

6,026	Cedar Shopping Centers Inc.	42,544

2,723	Chatham Lodging Trust	51,356

4,241	Chesapeake Lodging Trust	106,534

7,942	Colony Financial Inc.	136,841

2,713	Colony Starwood Homes	58,384

1,730	Coresite Realty Corporation	110,962

15,400	Cousins Properties, Inc.	132,748

11,827	CubeSmart	370,067

4,711	CyrusOne Inc., (3)	173,600

11,243	CYS Investments Inc., (3)	77,464

6,317	DCT Industrial Trust Inc.	226,085

14,270	DiamondRock Hospitality Company	118,441

4,490	Dupont Fabros Technology Inc., (3)	148,933

3,896	Dynex Capital, Inc.	23,376

972	Easterly Government Properties, Inc.	17,321

2,297	EastGroup Properties Inc.	122,637

4,496	Education Realty Trust Inc.	175,704

4,065	Entertainment Properties Trust	243,697

92	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

5,681	Equity One Inc.	$157,477

10,186	FelCor Lodging Trust Inc., (3)	70,895

7,872	First Industrial Realty Trust, Inc.	162,084

4,176	First Potomac Realty Trust	40,883

6,394	Franklin Street Properties Corporation	62,405

5,307	Geo Group Inc.	156,981

1,817	Getty Realty Corporation	32,488

1,466	Gladstone Commercial Corporation	20,964

5,004	Government Properties Income Trust	68,705

29,831	Gramercy Property Trust, (3)	218,065

308	Great Ajax Corporation	3,394

2,720	Hannon Armstrong Sustainable Infrastructure Capital Inc.	48,824

6,882	Hatteras Financial Corp.	84,373

7,137	Healthcare Realty Trust, Inc., (3)	207,258

3,490	Hersha Hospitality Trust	61,319

6,686	Highwoods Properties, Inc., (3)	282,751

5,064	Hudson Pacific Properties Inc.	128,676

2,426	Independence Realty Trust	16,521

6,234	Inland Real Estate Corporation	66,766

8,755	Invesco Mortgage Capital Inc.	99,107

8,716	Investors Real Estate Trust, (3)	56,828

6,081	iStar Inc., (2), (3)	63,486

5,943	Kite Realty Group Trust	157,490

3,102	Ladder Capital Corporation	34,132

8,031	LaSalle Hotel Properties, (3)	177,967

14,606	Lexington Corporate Properties Trust	107,062

2,526	LTC Properties Inc.	112,483

6,336	Mack-Cali Realty Corporation	131,725

16,650	Medical Properties Trust Inc., (3)	183,150

4,338	Monmouth Real Estate Investment Corporation	44,595

11,838	Monogram Residential Trust, Inc.	103,227

2,563	National Health Investors Inc., (3)	155,523

1,693	National Storage Affiliates Trust	29,441

16,381	New Residential Investment	186,580

6,152	New Senior Investment Group Inc.	56,537

7,776	New York Mortgage Trust, Inc., (3)	37,636

11,550	New York REIT, Inc.	118,734

1,401	NexPoint Residential Trust, Inc.	16,672

978	One Liberty Properties Inc.	20,264

1,547	Orchid Island Capital Inc., (3)	13,737

Nuveen Investments	93

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

5,741	Parkway Properties Inc.	$77,331

5,118	Pebblebrook Hotel Trust	124,982

4,913	Penn Real Estate Investment Trust	96,197

5,303	PennyMac Mortgage Investment Trust	71,856

5,418	Physicians Realty Trust	92,485

2,891	Potlatch Corporation, (3)	83,376

1,644	Preferred Apartment Communities Inc.	19,810

1,385	PS Business Parks Inc., (3)	119,913

1,985	QTS Realty Trust Inc., Class A Shares	91,707

6,462	RAIT Investment Trust	16,543

5,534	Ramco-Gershenson Properties Trust	94,576

5,990	Redwood Trust Inc.	64,512

2,505	Resource Capital Corporation	26,102

7,074	Retail Opportunity Investments Corporation	130,798

3,935	Rexford Industrial Realty Inc.	64,101

9,398	RLJ Lodging Trust	171,889

2,602	Rouse Properties Inc., (3)	45,535

3,091	Ryman Hospitalities Properties, (3)	145,122

4,630	Sabra Health Care Real Estate Investment Trust Inc.	85,007

654	Saul Centers Inc.	33,269

4,455	Select Income REIT	84,200

2,584	Silver Bay Realty Trust Corporation	36,073

2,528	Sovran Self Storage Inc.	284,855

4,184	STAG Industrial Inc., (3)	70,835

2,350	STORE Capital Corporation	58,257

6,205	Summit Hotel Properties Inc.	62,981

3,602	Sun Communities Inc., (3)	239,857

15,298	Sunstone Hotel Investors Inc., (3)	181,741

3,058	Terreno Realty Corporation	68,744

1,690	UMH Properties Inc.	15,937

2,178	United Development Funding IV, (3)	21,932

889	Universal Health Realty Income Trust	45,188

6,311	Urban Edge Properties	153,357

1,935	Urstadt Biddle Properties Inc.	39,281

4,844	Washington Real Estate Investment Trust, (3)	122,214

2,980	Western Asset Mortgage Capital Corporation	29,234

1,919	Whitestone Real Estate Investment Trust	21,147

2,665	Winthrop Realty Trust, Inc.	35,125

7,939	Xenia Hotels & Resorts Inc.	116,148
	Total Real Estate Investment Trust	10,456,816

94	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Management & Development – 0.4%

3,473	Alexander & Baldwin Inc., (3)	$105,232

66	Altisource Asset Management Corporation, (2)	1,020

939	Altisource Portfolio Solutions SA, (2), (3)	27,137

787	AV Homes Inc., (2)	8,043

311	Consolidated Tomoka Land Company	14,446

2,391	Forestar Real Estate Group Inc., (2)	21,710

546	FRP Holdings Inc., (2)	16,577

6,597	Kennedy-Wilson Holdings Inc., (3)	133,787

1,005	Marcus & Millichap Inc., (2)	23,758

825	ReMax Holdings Inc.	28,727

3,918	St Joe Company, (2)	62,335

1,049	Tejon Ranch Company, (2)	20,518

496	The RMR Group Inc., (2)	10,342
	Total Real Estate Management & Development	473,632

	Road & Rail – 0.5%

1,848	ArcBest Corporation	37,939

1,622	Celadon Group, Inc.	12,879

867	Covenant Transport, Inc., (2)	16,933

3,582	Heartland Express, Inc.	61,431

4,446	Knight Transportation Inc.	108,794

1,702	Marten Transport, Ltd.	28,560

216	PAM Transportation Services, Inc., (2)	5,579

2,162	Roadrunner Transportation System Inc., (2)	17,123

1,784	Saia, Inc., (2)	38,160

6,262	Swift Transportation Company, (2), (3)	102,133

450	Universal Truckload Services, Inc.	5,810

725	USA Truck, Inc., (2)	11,723

3,154	Werner Enterprises, Inc.	76,169

2,328	YRC Worldwide Inc., (2)	24,072
	Total Road & Rail	547,305

	Semiconductors & Semiconductor Equipment – 3.3%

2,907	Advanced Energy Industries Inc., (2)	81,629

45,224	Advanced Micro Devices, Inc., (2), (3)	99,493

1,362	Alpha & Omega Semiconductor Limited, (2)	13,007

2,227	Ambarella, Incorporated, (2), (3)	88,367

6,883	Amkor Technology Inc., (2)	42,262

5,756	Applied Micro Circuits Corporation, (2)	32,003

8,072	Axcelis Technologies Inc., (2)	21,149

4,798	Brooks Automation Inc.	45,725

Nuveen Investments	95

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment (continued)

1,758	Cabot Microelectronics Corporation	$71,445

992	Cascade Microtech, Inc., (2)	15,723

3,933	Cavium Networks Inc., (2)	227,209

1,465	CEVA, Inc., (2)	33,915

4,509	Cirrus Logic Inc., (2)	156,552

1,842	Cohu Inc.	22,307

2,666	Diodes Inc., (2)	51,001

1,647	DSP Group Inc., (2)	15,762

9,971	Entegris Inc., (2)	116,262

2,797	Exar Corporation, (2)	15,384

8,278	Fairchild Semiconductor International Inc., Class A, (2)	169,616

4,094	FormFactor Inc., (2)	34,021

2,723	Inphi Corporation, (2)	75,563

10,548	Integrated Device Technology, Inc., (2)	268,763

9,373	Intersil Holding Corporation, Class A	121,849

1,836	IXYS Corporation	21,903

4,727	Kopin Corporation, (2)	9,123

8,305	Lattice Semiconductor Corporation, (2)	40,362

1,736	MA-COM Technology Solutions Holdings Incorporated, (2)	66,836

5,537	Mattson Technology, Inc., (2)	19,324

3,677	Maxlinear Inc., (2)	56,552

7,723	Microsemi Corporation, (2)	244,819

3,795	MKS Instruments Inc., (3)	134,495

2,811	Monolithic Power Systems, Inc.	175,884

1,705	Nanometrics Inc., (2)	24,092

1,986	NeoPhotonics Corporation, (2)	17,814

345	NVE Corporation	17,112

1,997	PDF Solutions, Inc., (2)	21,628

4,724	Photronics Inc., (2)	56,405

2,092	Power Integrations Inc.	98,596

8,209	Rambus Inc., (2), (3)	100,478

2,271	Rudolph Technologies, (2)	29,092

4,719	Semtech Corporation, (2), (3)	94,852

2,618	Sigma Designs, Inc., (2)	17,357

3,037	Silicon Laboratories Inc., (2)	138,487

2,619	Synaptics, Inc., (2)	191,999

3,741	Tessera Technologies Inc.	107,816

1,991	Ultra Clean Holdings, Inc., (2)	10,274

1,962	Ultratech Stepper Inc., (2)	39,574

96	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment (continued)

2,871	Veeco Instruments Inc., (2)	$53,515

3,963	Xcerra Corporation, (2)	21,717
	Total Semiconductors & Semiconductor Equipment	3,629,113

	Software – 4.6%

2,508	A10 Networks Inc., (2)	14,847

8,300	ACI Worldwide, Inc., (2), (3)	148,570

1,772	American Software, Inc.	17,242

6,070	Aspen Technology Inc., (2), (3)	196,911

2,703	AVG Technologies NV, (2)	51,006

574	Barracuda Networks Inc., (2)	6,073

3,333	Blackbaud, Inc.	204,913

2,910	Bottomline Technologies, Inc., (2), (3)	83,866

2,072	Broadsoft Inc., (2)	70,883

3,930	Callidus Software, Inc., (2)	60,640

3,216	CommVault Systems, Inc., (2)	120,664

526	Digimarc Corporation, (3)	18,820

3,602	Digital Turbine Inc., (2)	4,755

1,906	Ebix, Inc., (3)	65,033

2,091	Ellie Mae Incorporated, (2), (3)	146,015

2,096	EnerNOC, Inc., (2)	11,004

2,409	EPIQ Systems, Inc.	30,161

2,208	Fair Isaac Corporation	211,019

2,717	Fleetmatics Group Limited, (2)	117,945

1,944	Gigamon Inc., (2)	50,836

1,086	Globant S.A, (2), (3)	33,036

8,556	Glu Mobile, Inc., (2)	18,909

1,399	Guidance Software, Inc., (2)	6,715

4,989	Guidewire Software Incorporated, (2)	274,595

1,337	HubSpot, Inc., (2)	54,269

1,887	Imperva Incorporated, (2)	97,294

4,029	Infoblox, Incorporated, (2)	65,028

1,231	Interactive Intelligence Group, (2)	29,396

3,301	Jive Software Inc., (2)	11,487

5,245	Manhattan Associates Inc., (2)	302,374

7,111	Mentor Graphics Corporation	123,589

660	Microstrategy Inc., (2)	113,857

2,876	MobileIron, Inc., (2)	10,612

1,494	Model N Inc., (2)	16,285

2,847	Monotype Imaging Holdings Inc.	71,004

Nuveen Investments	97

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Software (continued)

770	Park City Group Inc., (2), (3)	$6,722

2,243	Paycom Software Inc., (2)	67,626

1,100	Paylocity Holding Corporation, (2)	34,232

2,541	Pegasystems, Inc.	59,714

3,597	Progress Software Corporation, (2)	93,126

2,803	Proofpoint, Incorporated, (2), (3)	141,159

1,700	PROS Holdings, Inc., (2)	20,876

490	QAD Inc. A	9,070

6,494	QLIK Technologies Inc., (2)	162,610

1,766	Qualys Incorporated, (2)	45,898

591	Rapid7 Inc., (2)	7,742

3,752	RealPage Inc., (2), (3)	72,376

3,809	RingCentral Inc., Class A, (2), (3)	83,112

5,878	Rovi Corporation, (2)	114,386

1,902	Sapiens International Corporation NV	19,134

2,370	SeaChange International, Inc., (2)	14,741

2,590	Silver Springs Networks Inc., (2)	29,656

2,756	Synchronoss Technologies, Inc., (2), (3)	84,444

6,015	Take-Two Interactive Software, Inc., (2), (3)	208,721

2,773	Tangoe Inc., (2)	23,210

3,571	TeleCommunication Systems, (2)	17,712

2,009	TeleNav Inc., (2)	11,572

1,407	Textura Corporation, (2)	22,217

1,825	The Rubicon Project Inc., (2)	24,619

6,903	TiVo, Inc., (2)	55,086

1,033	TubeMogul Inc., (2), (3)	11,642

2,393	Tyler Technologies Inc., (2)	375,845

662	Varonis Systems Inc., (2)	12,459

2,086	Vasco Data Security International, Inc., (2)	32,333

4,363	Verint Systems Inc., (2)	159,729

3,299	VirnetX Holding Corporation, (2), (3)	13,130

556	Workiva Inc., (2)	8,301

1,613	Xura Incorporated, (2)	34,615

3,820	Zendesk Inc., (2)	84,078

4,090	Zix Corporation, (2)	18,364
	Total Software	5,039,910

	Specialty Retail – 3.0%

4,944	Abercrombie & Fitch Co., Class A, (3)	129,731

13,893	American Eagle Outfitters, Inc., (3)	203,394

603	America’s Car-Mart, Inc., (2)	14,146

98	Nuveen Investments

Shares	Description (1)	Value

	Specialty Retail (continued)

1,806	Asbury Automotive Group, Inc., (2)	$85,026

12,203	Ascena Retail Group Inc., (2), (3)	90,058

2,280	Barnes & Noble Education, Inc., (2)	25,126

3,607	Barnes & Noble Inc.	31,633

2,432	bebe stores, Inc.	939

1,300	Big 5 Sporting Goods Corporation	15,821

849	Boot Barn Holdings, Inc., (2)	5,162

2,013	Buckle Inc., (3)	57,209

957	Build-A-Bear-Workshop, Inc., (2)	12,518

5,361	Burlington Store Inc., (2), (3)	288,047

3,114	Caleres Inc.	83,704

1,871	Cato Corporation	75,457

10,191	Chico’s FAS, Inc.	105,884

1,465	Childrens Place Retail Stores Inc., (3)	95,372

2,825	Christopher & Banks Corporation, (3)	4,887

1,107	Citi Trends, Inc.	22,871

1,726	Conn’s, Inc., (2), (3)	21,264

1,120	Container Store Group Inc., (2)	4,838

2,818	Destination XL Group Inc., (2)	12,117

6,008	Express Inc., (2), (3)	101,896

3,273	Finish Line, Inc.	61,991

3,872	Five Below, Incorporated, (2), (3)	136,411

3,009	Francescas Holdings Corporation, (2)	54,854

1,571	Genesco Inc., (2)	103,906

1,659	Group 1 Automotive Inc.	89,005

4,401	Guess Inc., (3)	81,595

1,449	Haverty Furniture Companies Inc.	27,459

1,620	Hibbett Sporting Goods, Inc., (2), (3)	52,099

1,135	Kirkland’s, Inc., (2)	13,427

1,618	Lithia Motors Inc., (3)	123,890

1,926	Lumber Liquidators Inc., (2)	24,865

1,812	Marinemax Inc., (2)	30,641

1,458	Mattress Firm Holding Corporation, (2), (3)	53,217

3,435	Mens Wearhouse Inc.	47,094

2,263	Monro Muffler Brake, Inc.	148,792

1,229	Outerwall Inc., (3)	41,540

1,788	Party City Holdco Inc., (2)	17,218

3,823	Pep Boys – Manny, Moe & Jack	70,687

5,949	Pier 1 Imports, Inc.	23,915

Nuveen Investments	99

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Specialty Retail (continued)

3,770	Rent-A-Center Inc., (3)	$51,347

2,373	Restoration Hardware Holdings Incorporated, (2), (3)	146,224

3,719	Select Comfort Corporation, (2)	78,322

1,064	Shoe Carnival, Inc.	24,674

2,339	Sonic Automotive Inc.	40,044

1,277	Sportsman’s Warehouse Holdings Inc., (2), (3)	16,741

2,362	Stage Stores Inc.	19,605

2,085	Stein Mart, Inc.	15,346

908	Systemax Inc., (2)	7,718

1,927	Tile Shop Holdings Inc., (2), (3)	29,117

819	Tilly’s Inc., Class A Shares, (2)	5,315

2,115	Vitamin Shoppe Inc., (2), (3)	64,359

1,415	West Marine, Inc., (2)	11,702

138	Winmark Corporation	13,022

1,414	Zumiez, Inc., (2)	25,608
	Total Specialty Retail	3,238,850

	Technology Hardware, Storage & Peripherals – 0.6%

2,297	Avid Technology Inc., (2)	16,309

1,225	CPI Card Group Inc., (2), (3)	10,302

2,902	Cray, Inc., (2)	114,310

4,611	Diebold Inc., (3)	127,817

1,247	Eastman Kodak Company, (2)	11,373

3,333	Electronics For Imaging, (2)	137,920

2,598	Imation Corporation	2,182

1,992	Immersion Corporation, (2)	16,892

3,601	Nimble Storage Inc., (2), (3)	23,659

2,038	Pure Storage Inc., Class A Shares, (2), (3)	26,514

15,314	Quantum Corporation, (2)	7,277

2,475	Silicon Graphics International Corporation, (2)	14,541

3,620	Stratasys, Inc., (2), (3)	59,006

2,621	Super Micro Computer Inc., (2), (3)	78,053

6,217	Violin Memory Inc., (2), (3)	5,533
	Total Technology Hardware, Storage & Peripherals	651,688

	Textiles, Apparel & Luxury Goods – 0.9%

633	Cherokee Inc.	10,369

2,039	Columbia Sportswear Company	112,512

5,474	Crocs, Inc., (2)	50,416

680	Culp Inc.	17,218

2,323	Deckers Outdoor Corporation, (2), (3)	114,896

100	Nuveen Investments

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods (continued)

2,836	G III Apparel Group, Limited, (2)	$139,985

3,394	Iconix Brand Group, Inc., (2), (3)	22,536

1,141	Movado Group Inc.	29,324

1,041	Oxford Industries Inc., (3)	72,724

869	Perry Ellis International, Inc., (2)	16,520

2,626	Sequential Brands Group Inc., (2)	16,911

4,001	Steven Madden Limited, (2), (3)	129,192

549	Superior Uniform Group Inc.	9,789

3,929	Tumi Holdings Inc., (2)	67,932

1,057	Unifi Inc., (2)	25,231

1,513	Vera Bradley Inc., (2), (3)	22,362

866	Vince Holding Company, (2)	4,477

7,338	Wolverine World Wide Inc.	124,086
	Total Textiles, Apparel & Luxury Goods	986,480

	Thrifts & Mortgage Finance – 2.0%

510	Anchor BanCorp Wisconsin Inc., (2)	21,767

6,396	Astoria Financial Corporation	96,771

3,611	Bank Mutual Corporation	28,455

1,307	BankFinancial Corporation	16,037

201	BBX Capital Corporation, (2)	2,695

985	Bear State Financial Inc., (2), (3)	8,717

5,881	Beneficial Bancorp, Inc., (2)	76,159

4,366	BofI Holdings, Inc., (2), (3)	74,921

599	BSB Bancorp Inc., (2)	13,238

10,001	Capitol Federal Financial Inc.	122,712

1,227	Charter Financial Corporation	16,491

1,920	Clifton Bancorp Inc.	27,706

2,302	Dime Community Bancshares, Inc.	39,571

3,951	Essent Group Limited, (2)	70,999

6,879	Everbank Financial Corporation	96,788

808	Federal Agricultural Mortgage Corporation	26,349

658	First Defiance Financial Corporation	25,616

1,462	Flagstar Bancorp Inc., (2)	27,266

942	Fox Chase Bancorp.	18,435

97	Hingham Institution for Savings	11,932

1,525	HomeStreet Inc.	31,232

637	Impac Mortgage Holdings Inc., (2), (3)	8,408

6,650	Kearny Financial Corporation	80,399

446	LendingTree, Inc., (2), (3)	32,866

3,907	Meridian Bancorp, Inc.	54,893

475	Meta Financial Group, Inc.	20,596

24,147	MGIC Investment Corporation, (2), (3)	159,853

2,794	Nationstar Mortgage Holdings, Incorporated, (2), (3)	28,219

Nuveen Investments	101

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Thrifts & Mortgage Finance (continued)

3,542	NMI Holdings Inc., Class A Shares, (2)	$18,596

3,335	Northfield Bancorp Inc.	51,626

6,986	Northwest Bancshares Inc.	87,814

945	OceanFirst Financial Corporation	16,745

7,638	Ocwen Financial Corporation, (2)	41,322

3,129	Oritani Financial Corporation	52,317

941	PennyMac Financial Services Inc., (2)	11,207

3,530	PHH Corporation, (2)	43,348

4,675	Provident Financial Services Inc.	91,817

13,609	Radian Group Inc., (3)	136,907

1,153	Stonegate Mortgage Corporation, (2)	4,773

606	Territorial Bancorp Inc.	16,150

6,758	TrustCo Bank Corporation NY	37,169

3,493	United Community Financial Corporation	21,412

3,659	United Financial Bancorp Inc.	41,347

1,882	Walker & Dunlop Inc., (2)	45,093

2,683	Walter Investment Management Corporation , (3)	26,535

6,742	Washington Federal Inc.	143,942

1,920	Waterstone Financial Inc.	26,592

1,962	WSFS Financial Corporation, (3)	57,016
	Total Thrifts & Mortgage Finance	2,210,819

	Tobacco – 0.2%

1,606	Universal Corporation, (3)	87,896

6,099	Vector Group Ltd., (3)	142,229
	Total Tobacco	230,125

	Trading Companies & Distributors – 0.7%

4,438	Aircastle LTD	76,200

2,856	Applied Industrial Technologies Inc.	109,785

3,529	Beacon Roofing Supply Company, (2)	142,925

2,667	BMC Stock Holdings Inc., (2)	38,325

1,271	CAI International Inc., (2)	7,944

895	DXP Enterprises, Inc., (2)	14,034

2,220	H&E Equipment Services, Inc.	25,863

1,936	Kaman Corporation	77,130

429	Lawson Products, Inc.	8,314

7,323	MRC Global Inc., (2)	73,596

811	Neff Corporation, Class A Shares, (2)	4,160

2,516	Rush Enterprises, Class A, (2)	48,056

2,365	TAL International Group Inc.	26,677

1,574	Textainer Group Holdings Limited, (3)	16,763

1,232	Titan Machinery, Inc., (2)	10,460

102	Nuveen Investments

Shares	Description (1)	Value

	Trading Companies & Distributors (continued)

2,861	Univar Inc., (2)	$36,363

602	Veritiv Corporation, (2)	18,572
	Total Trading Companies & Distributors	735,167

	Transportation Infrastructure – 0.0%

4,066	Wesco Aircraft Holdings Inc., (2)	45,905

	Water Utilities – 0.3%

2,685	American States Water Co	121,899

557	Artesian Resources Corporation	16,883

3,405	California Water Service Group	85,431

793	Connecticut Water Service, Inc.	34,043

1,089	Consolidated Water Company, Limited	12,665

1,240	Middlesex Water Company	35,960

1,126	SJW Corporation	36,708

1,003	York Water Company	26,750
	Total Water Utilities	370,339

	Wireless Telecommunication Services – 0.1%

2,604	Boingo Wireless Inc., (2)	15,884

1,235	NTELOS Holdings Corporation	11,424

3,438	Shenandoah Telecommunications Company	79,005

1,545	Spok Holdings, Inc.	27,777
	Total Wireless Telecommunication Services	134,090
	Total Common Stocks (cost $91,122,968)	108,150,280

Shares	Description (1), (5)	Value

	EXCHANGE-TRADED FUNDS – 0.0%

848	CorEnergy Infrastructure Trust Inc., (3)	$13,398
	Total Exchange-Traded Funds (cost $28,165)	13,398

Shares	Description (1)	Value

	COMMON STOCK RIGHTS – 0.0%

6,523	Chelsea Therapeutics International Limited, (4)	$—

692	Clinical Data, Inc., (3), (4)	—

1,250	Durata Therapeutics Inc., (2), (4)	—

10,356	Dyax Corporation, (4)	11,495

514	Empire Resorts Inc.	48

591	Furiex Pharmaceutical, (4)	—

1,493	Gerber Scientific Inc., (3), (4)	—

4,499	Leap Wireless International Inc. (3), (4)	11,338

424	Omthera Pharmaceuticals Inc., (3), (4)	—

2,878	Trius Therapeutics Inc., (3), (4)	—
	Total Common Stock Rights (cost $109)	22,881

Nuveen Investments	103

Nuveen Small Cap Index Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)				Value

	WARRANTS – 0.0%

106	Imperial Holdings, Inc., (4)				$20

1,328	Magnum Hunter Resources Corporation, (2), (4)				—

157	Tejon Ranch Company, (6)				—
	Total Warrants (cost $855)				20
	Total Long-Term Investments (cost $91,152,097)				108,186,579

Shares	Description (1)				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 27.7%

	Money Market Funds – 27.7%

30,181,428	Mount Vernon Securities Lending Trust Prime Portfolio, 0.518%, (7), (8)				$30,181,428
	Total Investments Purchased with Collateral from Securities Lending (cost $30,181,428)				30,181,428

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (9)	Value

	SHORT-TERM INVESTMENTS – 1.3%

	Money Market Funds – 1.0%

1,136,651	First American Treasury Obligations Fund, Class Z	0.140% (7)	N/A	N/A	$1,136,651

	U.S. Government and Agency Obligations – 0.3%

$275	U.S. Treasury Bills	0.000%	4/28/16	AAA	274,792
	Total Short-Term Investments (cost $1,411,470)				1,411,443
	Total Investments (cost $122,744,995) – 128.3%				139,779,450
	Other Assets Less Liabilities – (28.3)% (10)				(30,830,609)
	Net Assets – 100%				$108,948,841

Investments in Derivatives as of January 31, 2016

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variable Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Russell 2000® Mini Index	Long	11	3/16	$1,164,320	$37,620	$ (29,780)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

104	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$108,149,854	$-	$426	$108,150,280
Exchange-Traded Funds	13,398	-	-	13,398
Common Stock Rights	48	-	22,833	22,881
Warrants	-	-	20	20
Investments Purchased with Collateral from Securities Lending	30,181,428	-	-	30,181,428
Short-Term Investments:
Money Market Funds	1,136,651	-	-	1,136,651
U.S. Government & Agency Obligations	-	274,792	-	274,792
Investments in Derivatives:
Futures Contracts*	(29,780)	-	-	(29,780)
Total	$139,451,599	$274,792	$23,279	$139,749,670
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments (excluding investments in derivatives) was $123,080,824.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$35,144,759
Depreciation	(18,446,133)
Net unrealized appreciation (depreciation) of investments	$16,698,626

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $29,553,235.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission (“SEC”) on its website at http://www.sec.gov.

(6)	For fair value measurement disclosure purposes, investment classified as Level 2.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(9)	Ratings using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

Nuveen Investments	105

Nuveen Large Cap Select Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.0%

	COMMON STOCKS – 98.0%

	Air Freight & Logistics – 1.5%

6,272	United Parcel Service, Inc., Class B	$584,550

	Airlines – 1.6%

14,315	Delta Air Lines, Inc.	634,011

	Banks – 7.0%

60,286	Bank of America Corporation	852,444

18,787	Citigroup Inc.	799,950

18,434	JPMorgan Chase & Co., (2)	1,096,823
	Total Banks	2,749,217

	Biotechnology – 5.1%

15,038	AbbVie Inc.	825,586

2,478	Alexion Pharmaceuticals Inc., (2), (3)	361,615

1,742	Amgen Inc.	266,056

6,498	Gilead Sciences, Inc., (2)	539,334
	Total Biotechnology	1,992,591

	Capital Markets – 4.7%

5,309	Ameriprise Financial, Inc.	481,261

26,315	E*Trade Group Inc., (3)	619,981

13,231	Invesco LTD	396,004

12,884	TD Ameritrade Holding Corporation	355,341
	Total Capital Markets	1,852,587

	Chemicals – 3.2%

14,879	Dow Chemical Company	624,918

6,679	PPG Industries, Inc.	635,306
	Total Chemicals	1,260,224

	Consumer Finance – 2.0%

10,331	Discover Financial Services	473,056

46,921	SLM Corporation	300,294
	Total Consumer Finance	773,350

	Containers & Packaging – 1.0%

8,409	Crown Holdings Inc., (3)	385,805

	Diversified Financial Services – 1.4%

8,807	NASDAQ Stock Market, Inc.	546,034

	Electric Utilities – 1.7%

6,004	NextEra Energy Inc.	670,707

106	Nuveen Investments

Shares	Description (1)	Value

	Electrical Equipment – 2.6%

12,307	Eaton PLC	$621,627

4,282	Hubbell Inc.	387,221
	Total Electrical Equipment	1,008,848

	Energy Equipment & Services – 1.3%

8,062	Cooper Cameron Corporation, (3)	529,351

	Food & Staples Retailing – 1.9%

7,927	CVS Health Corporation	765,669

	Food Products – 1.4%

10,259	Tyson Foods, Inc., Class A, (2)	547,420

	Health Care Equipment & Supplies – 3.0%

28,339	Boston Scientific Corporation, (3)	496,783

9,098	Medtronic, PLC	690,720
	Total Health Care Equipment & Supplies	1,187,503

	Health Care Providers & Services – 3.0%

4,742	Aetna Inc.	482,925

5,091	CIGNA Corporation	680,158
	Total Health Care Providers & Services	1,163,083

	Hotels, Restaurants & Leisure – 1.0%

4,711	Royal Caribbean Cruises Limited	386,114

	Household Durables – 1.0%

2,311	Mohawk Industries Inc., (3)	384,574

	Insurance – 1.8%

17,419	Hartford Financial Services Group, Inc.	699,895

	Internet Software & Services – 5.1%

2,238	Alphabet Inc., Class A, (3)	1,703,901

2,567	Facebook Inc., Class A Shares, (3)	288,043
	Total Internet Software & Services	1,991,944

	IT Services – 3.4%

7,936	Fidelity National Information Services	474,017

9,812	MasterCard, Inc.	873,562
	Total IT Services	1,347,579

	Leisure Products – 2.1%

9,920	Brunswick Corporation	395,312

5,528	Hasbro, Inc.	410,620
	Total Leisure Products	805,932

	Machinery – 1.5%

6,168	Stanley Black & Decker Inc.	581,889

Nuveen Investments	107

Nuveen Large Cap Select Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Media – 3.0%

13,396	Comcast Corporation, Class A	$746,291

9,516	Viacom Inc., Class B	434,310
	Total Media	1,180,601

	Multiline Retail – 2.8%

8,722	Macy’s, Inc.	352,456

10,254	Target Corporation, (2)	742,595
	Total Multiline Retail	1,095,051

	Oil, Gas & Consumable Fuels – 6.6%

8,689	Exxon Mobil Corporation, (2)	676,439

13,946	Newfield Exploration Company, (3)	405,410

5,987	Occidental Petroleum Corporation, (2)	412,085

30,881	Parsley Energy Inc. Class A Shares, (2), (3)	594,768

4,183	Pioneer Natural Resources Company	518,483
	Total Oil, Gas & Consumable Fuels	2,607,185

	Pharmaceuticals – 3.8%

7,520	Medicines Company, (2), (3)	259,891

26,426	Pfizer Inc.	805,729

6,876	Teva Pharmaceutical Industries Limited, Sponsored ADR	422,736
	Total Pharmaceuticals	1,488,356

	Semiconductors & Semiconductor Equipment – 2.3%

28,169	Applied Materials, Inc.	497,183

12,090	Maxim Integrated Products, Inc.	403,806
	Total Semiconductors & Semiconductor Equipment	900,989

	Software – 10.9%

12,109	Activision Blizzard Inc.	421,635

5,846	Adobe Systems Incorporated, (3)	521,054

6,743	Electronic Arts Inc., (2), (3)	435,227

34,342	Microsoft Corporation	1,891,901

5,878	Red Hat, Inc., (3)	411,754

8,990	Salesforce.com, Inc., (2), (3)	611,859
	Total Software	4,293,430

	Specialty Retail – 5.4%

13,951	Best Buy Co., Inc., (2)	389,651

6,343	Foot Locker, Inc., (2)	428,533

7,869	Lowe’s Companies, Inc.	563,893

3,329	Signet Jewelers Limited	386,164

41,516	Staples, Inc.	370,323
	Total Specialty Retail	2,138,564

108	Nuveen Investments

Shares	Description (1)	Value

	Technology Hardware, Storage & Peripherals – 4.9%

19,824	Apple, Inc.	$1,929,670
	Total Long-Term Investments (cost $39,455,110)	38,482,723

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 18.2%

	Money Market Funds – 18.2%

7,135,589	Mount Vernon Securities Lending Trust Prime Portfolio, 0.518%, (4), (5)	$7,135,589
	Total Investments Purchased with Collateral from Securities Lending (cost $7,135,589)	7,135,589
	Total Investments (cost $46,590,699) – 116.2%	45,618,312
	Other Assets Less Liabilities – (16.2)%	(6,349,813)
	Net Assets – 100%	$39,268,499

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$38,482,723	$—	$—	$38,482,723
Investments Purchased with Collateral from Securities Lending	7,135,589	—	—	7,135,589
Total	$45,618,312	$—	$—	$45,618,312

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $46,595,438.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$1,855,271
Depreciation	(2,832,397)
Net unrealized appreciation (depreciation) of investments	$(977,126)

Nuveen Investments	109

Nuveen Large Cap Select Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $6,971,073.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt

110	Nuveen Investments

Nuveen Small Cap Select Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.4%

	COMMON STOCKS – 98.4%

	Auto Components – 1.0%

33,616	Tenneco Inc., (2)	$1,284,467

	Banks – 10.5%

37,160	Banner Corporation	1,542,140

77,323	Customers Bancorp Inc., (2)	1,940,807

47,693	East West Bancorp Inc.	1,546,207

64,883	Glacier Bancorp, Inc., (3)	1,530,590

35,802	Privatebancorp, Inc.	1,347,229

65,905	Renasant Corporation	2,092,484

60,587	Webster Financial Corporation	2,009,671

55,590	Western Alliance Bancorporation, (2)	1,811,122
	Total Banks	13,820,250

	Biotechnology – 3.5%

8,340	Acadia Pharmaceuticals, Inc., (2), (3)	172,555

4,452	Anacor Pharmaceuticals Inc., (2)	334,479

33,333	Cepheid, Inc., (2), (3)	981,657

28,690	Emergent BioSolutions, Inc., (2)	1,050,054

19,644	Insmed Incorporated, (2), (3)	259,301

46,598	Lion Biotechnologies Inc., (2)	279,122

10,351	Neurocrine Biosciences Inc., (2), (3)	440,435

9,152	Sage Therapeutics, Inc., (2), (3)	307,324

10,325	Tesaro Inc., (2), (3)	356,626

7,835	Ultragenyx Pharmaceutical Inc., (2)	439,935
	Total Biotechnology	4,621,488

	Building Products – 1.2%

101,530	Continental Building Products Inc., (2)	1,516,858

	Capital Markets – 1.1%

32,476	Evercore Partners Inc.	1,466,941

	Chemicals – 1.2%

59,339	PolyOne Corporation	1,605,713

	Commercial Services & Supplies – 1.4%

52,745	HNI Corporation, (3)	1,794,385

	Communications Equipment – 2.5%

42,314	Netgear, Inc., (2)	1,581,274

37,394	Plantronics Inc.	1,676,373
	Total Communications Equipment	3,257,647

Nuveen Investments	111

Nuveen Small Cap Select Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Construction & Engineering – 1.8%

149,045	MasTec Inc., (2), (3)	$2,301,255

	Construction Materials – 1.2%

99,660	Headwater Inc., (2)	1,591,570

	Containers & Packaging – 1.3%

55,224	Berry Plastics Corporation, (2), (3)	1,717,466

	Distributors – 1.2%

18,846	Pool Corporation	1,592,487

	Diversified Consumer Services – 1.0%

30,078	Capella Education Company	1,320,725

	Electric Utilities – 1.5%

64,446	PNM Resources Inc.	2,024,249

	Electrical Equipment – 3.1%

64,695	Generac Holdings Inc., (2), (3)	1,838,632

40,061	Regal-Beloit Corporation	2,251,829
	Total Electrical Equipment	4,090,461

	Electronic Equipment, Instruments & Components – 2.2%

15,780	OSI Systems Inc., (2)	865,060

174,328	Vishay Intertechnology Inc., (3)	1,997,799
	Total Electronic Equipment, Instruments & Components	2,862,859

	Energy Equipment & Services – 0.9%

63,696	Matrix Service Company, (2)	1,207,676

	Food & Staples Retailing – 1.0%

72,965	Natural Grocers by Vitamin Cottage Incorporated, (2), (3)	1,314,100

	Food Products – 1.7%

283,094	SunOpta, Inc., (2), (3)	1,675,916

7,092	Treehouse Foods Inc., (2)	562,821
	Total Food Products	2,238,737

	Gas Utilities – 1.2%

25,654	Laclede Group Inc.	1,640,317

	Health Care Equipment & Supplies – 6.8%

13,965	Abiomed, Inc., (2)	1,191,633

45,772	AtriCure, Inc., (2)	800,095

89,768	ConforMIS Inc., (2), (3)	987,448

31,329	Integra Lifesciences Holdings Corporation, (2), (3)	1,925,167

79,125	K2M Group Holdings Inc., (2)	1,124,366

87,610	Nxstage Medical, Inc., (2), (3)	1,657,581

57,189	Zeltiq Aesthetics Inc., (2), (3)	1,327,929
	Total Health Care Equipment & Supplies	9,014,219

112	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 3.2%

53,494	HealthSouth Corporation	$1,914,550

24,212	Team Health Holdings Inc., (2)	989,544

77,112	Teladoc, Inc., (2), (3)	1,252,299
	Total Health Care Providers & Services	4,156,393

	Hotels, Restaurants & Leisure – 3.7%

25,286	Jack in the Box Inc., Term Loan	1,963,205

23,999	Red Robin Gourmet Burgers, Inc., (2)	1,481,698

39,132	Texas Roadhouse, Inc., (3)	1,441,232
	Total Hotels, Restaurants & Leisure	4,886,135

	Household Durables – 1.3%

65,573	Ethan Allen Interiors Inc.	1,750,799

	Insurance – 5.8%

101,510	American Equity Investment Life Holding Company, (3)	1,846,467

35,027	Amerisafe, Inc., (3)	1,786,727

112,877	CNO Financial Group Inc., (3)	1,964,060

64,841	Horace Mann Educators Corporation	1,991,916
	Total Insurance	7,589,170

	Internet Software & Services – 2.0%

44,308	Cornerstone OnDemand Inc., (2), (3)	1,359,813

60,372	Q2 Holdings Inc., (2)	1,307,658
	Total Internet Software & Services	2,667,471

	IT Services – 1.6%

59,821	CSG Systems International Inc., (3)	2,090,146

	Leisure Products – 1.7%

56,851	Brunswick Corporation	2,265,512

	Machinery – 3.8%

49,674	ESCO Technologies Inc.	1,710,276

225,914	Mueller Water Products Inc.	1,854,754

122,119	NN, Incorporated, (3)	1,480,082
	Total Machinery	5,045,112

	Oil, Gas & Consumable Fuels – 2.0%

169,878	Callon Petroleum Company, (2)	1,163,664

20,136	Diamondback Energy, (3)	1,521,275
	Total Oil, Gas & Consumable Fuels	2,684,939

	Pharmaceuticals – 0.6%

14,040	Pacira Pharmaceuticals, Inc., (2), (3)	834,257

	Professional Services – 1.3%

53,757	Korn Ferry International	1,656,253

Nuveen Investments	113

Nuveen Small Cap Select Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust – 7.6%

32,664	Entertainment Properties Trust	$1,958,207

32,463	Highwoods Properties, Inc.	1,372,860

50,594	Kite Realty Group Trust	1,340,741

44,223	LaSalle Hotel Properties	979,982

283,101	MFA Mortgage Investments, Inc., (3)	1,797,691

10,522	Sovran Self Storage Inc.	1,185,619

84,361	STAG Industrial Inc.	1,428,232
	Total Real Estate Investment Trust	10,063,332

	Semiconductors & Semiconductor Equipment – 4.5%

216,622	Cypress Semiconductor Corporation, (3)	1,702,649

50,976	Mellanox Technologies, Limited, (2)	2,316,857

53,833	MKS Instruments Inc., (3)	1,907,842
	Total Semiconductors & Semiconductor Equipment	5,927,348

	Software – 6.0%

57,621	Broadsoft Inc., (2), (3)	1,971,214

35,628	CommVault Systems, Inc., (2)	1,336,763

23,878	Proofpoint, Incorporated, (2), (3)	1,202,496

54,092	QLIK Technologies Inc., (2)	1,354,464

67,518	Synchronoss Technologies, Inc., (2), (3)	2,068,752
	Total Software	7,933,689

	Specialty Retail – 2.2%

95,696	Express Inc., (2), (3)	1,623,004

102,982	Kirkland’s, Inc., (2)	1,218,277
	Total Specialty Retail	2,841,281

	Textiles, Apparel & Luxury Goods – 1.6%

67,104	Steven Madden Limited, (2), (3)	2,166,788

	Thrifts & Mortgage Finance – 1.1%

98,470	Everbank Financial Corporation	1,385,473

	Water Utilities – 1.1%

59,614	California Water Service Group	1,495,715
	Total Long-Term Investments (cost $127,948,593)	129,723,683

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 25.4%

	Money Market Funds – 25.4%

33,547,008	Mount Vernon Securities Lending Trust Prime Portfolio, 0.518%, (4), (5)	$33,547,008
	Total Investments Purchased with Collateral from Securities Lending (cost $33,547,008)	33,547,008

114	Nuveen Investments

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 2.2%

	Money Market Funds – 2.2%

2,964,872	First American Treasury Obligations Fund, Class Z, 0.140%, (4)	$2,964,872
	Total Short-Term Investments (cost $2,964,872)	2,964,872
	Total Investments (cost $164,460,473) – 126.0%	166,235,563
	Other Assets Less Liabilities – (26.0)%	(34,341,592)
	Net Assets – 100%	$131,893,971

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$129,723,683	$—	$—	$129,723,683
Investments Purchased with Collateral from Securities Lending	33,547,008	—	—	33,547,008
Short-Term Investments:
Money Market Funds	2,964,872	—	—	2,964,872
Total	$166,235,563	$—	$—	$166,235,563

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $166,228,333.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$14,050,119
Depreciation	(14,042,889)
Net unrealized appreciation (depreciation) of investments	$7,230

Nuveen Investments	115

Nuveen Small Cap Select Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $32,797,082.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

116	Nuveen Investments

Nuveen Large Cap Growth Opportunities Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.0%

	COMMON STOCKS – 99.0%

	Aerospace & Defense – 2.5%

25,023	Boeing Company	$3,006,013

31,969	Lockheed Martin Corporation	6,745,459
	Total Aerospace & Defense	9,751,472

	Airlines – 2.0%

118,703	Delta Air Lines, Inc.	5,257,356

70,560	Southwest Airlines Co.	2,654,467
	Total Airlines	7,911,823

	Beverages – 1.6%

41,139	Constellation Brands, Inc., Class A	6,272,875

	Biotechnology – 5.4%

102,282	AbbVie Inc.	5,615,282

24,661	Alexion Pharmaceuticals Inc., (2), (3)	3,598,780

19,007	Amgen Inc.	2,902,939

8,877	Biogen Inc., (3)	2,423,954

44,196	Gilead Sciences, Inc.	3,668,268

7,516	Regeneron Pharmaceuticals, Inc., (2), (3)	3,157,396
	Total Biotechnology	21,366,619

	Chemicals – 3.0%

48,409	Ecolab Inc.	5,221,879

25,871	Sherwin-Williams Company	6,614,439
	Total Chemicals	11,836,318

	Communications Equipment – 0.8%

20,443	Palo Alto Networks, Incorporated, (2), (3)	3,056,024

	Diversified Financial Services – 0.9%

50,254	MSCI Inc., Class A Shares	3,459,485

	Food & Staples Retailing – 5.2%

49,804	Costco Wholesale Corporation	7,526,380

68,397	CVS Health Corporation	6,606,466

162,558	Kroger Co.	6,308,876
	Total Food & Staples Retailing	20,441,722

	Health Care Equipment & Supplies – 4.1%

10,720	Abiomed, Inc., (3)	914,738

328,170	Boston Scientific Corporation, (3)	5,752,820

Nuveen Investments	117

Nuveen Large Cap Growth Opportunities Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

22,051	DexCom, Inc., (3)	$1,571,795

105,668	Medtronic, PLC	8,022,315
	Total Health Care Equipment & Supplies	16,261,668

	Health Care Providers & Services – 3.6%

74,961	Centene Corporation, (2), (3)	4,652,080

36,187	CIGNA Corporation	4,834,583

28,039	McKesson HBOC Inc.	4,513,718
	Total Health Care Providers & Services	14,000,381

	Hotels, Restaurants & Leisure – 5.2%

67,713	McDonald’s Corporation	8,381,515

41,217	Royal Caribbean Cruises Limited	3,378,145

141,475	Starbucks Corporation	8,597,436
	Total Hotels, Restaurants & Leisure	20,357,096

	Household Durables – 2.1%

78,739	Jarden Corporation	4,177,104

23,713	Mohawk Industries Inc., (2), (3)	3,946,080
	Total Household Durables	8,123,184

	Industrial Conglomerates – 2.9%

53,490	3M Co.	8,076,990

19,270	Roper Technologies, Inc., (2)	3,385,161
	Total Industrial Conglomerates	11,462,151

	Internet & Catalog Retail – 6.7%

27,913	Amazon.com, Inc., (3)	16,384,931

35,245	NetFlix.com Inc., (2), (3)	3,236,901

6,218	priceline.com Incorporated, (2), (3)	6,621,983
	Total Internet & Catalog Retail	26,243,815

	Internet Software & Services – 10.6%

32,113	Alphabet Inc., Class A, (3)	24,449,233

128,990	Facebook Inc., Class A Shares, (3)	14,473,968

12,886	LinkedIn Corporation, Class A Shares, (3)	2,550,268
	Total Internet Software & Services	41,473,469

	IT Services – 6.2%

132,863	MasterCard, Inc.	11,828,793

168,134	Visa Inc., (2)	12,524,302
	Total IT Services	24,353,095

	Machinery – 0.9%

21,122	Snap-on Incorporated	3,412,470

118	Nuveen Investments

Shares	Description (1)	Value

	Media – 4.3%

113,270	Comcast Corporation, Class A	$6,310,272

109,784	Walt Disney Company	10,519,503
	Total Media	16,829,775

	Multiline Retail – 1.3%

61,120	Dollar Tree Stores Inc., (3)	4,970,278

	Personal Products – 1.3%

60,249	Estee Lauder Companies Inc., Class A, (2)	5,136,227

	Pharmaceuticals – 3.9%

24,317	Allergan PLC, (3)	6,916,484

69,034	Bristol-Myers Squibb Company	4,291,153

69,185	Teva Pharmaceutical Industries Limited, Sponsored ADR	4,253,494
	Total Pharmaceuticals	15,461,131

	Software – 10.1%

112,199	Activision Blizzard Inc.	3,906,769

59,431	Adobe Systems Incorporated, (3)	5,297,085

120,793	Electronic Arts Inc., (2), (3)	7,796,584

226,218	Microsoft Corporation	12,462,350

49,222	Red Hat, Inc., (3)	3,448,001

67,383	Salesforce.com, Inc., (2), (3)	4,586,087

31,390	ServiceNow Inc., (2), (3)	1,952,772
	Total Software	39,449,648

	Specialty Retail – 6.0%

92,738	Home Depot, Inc., (2)	11,662,731

23,703	O’Reilly Automotive Inc., (2), (3)	6,184,113

31,764	Ulta Salon, Cosmetics & Fragrance, Inc., (3)	5,754,684
	Total Specialty Retail	23,601,528

	Technology Hardware, Storage & Peripherals – 6.0%

244,035	Apple, Inc.	23,754,367

	Textiles, Apparel & Luxury Goods – 2.4%

154,928	Nike, Inc., Class B, (2)	9,607,085
	Total Long-Term Investments (cost $279,911,257)	388,593,706

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 15.5%

	Money Market Funds – 15.5%

60,915,786	Mount Vernon Securities Lending Prime Portfolio, 0.518%, (4), (5)	$60,915,786
	Total Investments Purchased with Collateral from Securities Lending (cost $60,915,786)	60,915,786

Nuveen Investments	119

Nuveen Large Cap Growth Opportunities Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 1.0%

	Money Market Funds – 1.0%

3,760,095	First American Treasury Obligations Fund, Class Z, 0.140%, (4)	$3,760,095
	Total Short-Term Investments (cost $3,760,095)	3,760,095
	Total Investments (cost $344,587,138) – 115.5%	453,269,587
	Other Assets Less Liabilities – (15.5)%	(60,971,012)
	Net Assets – 100%	$392,298,575

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment needs credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements at the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$388,593,706	$—	$—	$388,593,706
Investments Purchased with Collateral from Securities Lending	60,915,786	—	—	60,915,786
Short-Term Investments
Money Market Funds	3,760,095	—	—	3,760,095
Total	$453,269,587	$—	$—	$453,269,587

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $349,899,259.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$117,162,761
Depreciation	(13,792,433)
Net unrealized appreciation (depreciation) of investments	$103,370,328

120	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $60,653,560.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

ADR	American Depositary Receipt.

Nuveen Investments	121

Nuveen Mid Cap Growth Opportunities Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.2%

	COMMON STOCKS – 99.2%

	Aerospace & Defense – 2.8%

163,117	Rockwell Collins, Inc., (2)	$13,192,903

64,030	TransDigm Group Inc., (2), (3)	14,389,462
	Total Aerospace & Defense	27,582,365

	Airlines – 3.0%

190,537	Alaska Air Group, Inc., (2)	13,413,805

241,858	Delta Air Lines, Inc.	10,711,891

227,109	JetBlue Airways Corporation, (3)	4,839,693
	Total Airlines	28,965,389

	Auto Components – 1.2%

177,567	Delphi Automotive PLC	11,531,201

	Banks – 1.0%

303,649	Western Alliance Bancorporation, (3)	9,892,884

	Beverages – 4.3%

126,146	Constellation Brands, Inc., Class A	19,234,742

171,513	Monster Beverage Corporation, (3)	23,159,403
	Total Beverages	42,394,145

	Biotechnology – 0.6%

90,723	Incyte Pharmaceuticals Inc., (2), (3)	6,401,415

	Building Products – 1.5%

539,748	Masco Corporation	14,243,950

	Chemicals – 4.1%

73,070	PPG Industries, Inc.	6,950,418

86,616	Sherwin-Williams Company	22,145,113

140,134	WR Grace & Company, (2), (3)	11,398,500
	Total Chemicals	40,494,031

	Commercial Services & Supplies – 1.5%

431,702	KAR Auction Services Inc.	14,427,481

	Communications Equipment – 1.6%

66,794	Harris Corporation	5,809,074

65,978	Palo Alto Networks, Incorporated, (2), (3)	9,863,051
	Total Communications Equipment	15,672,125

	Diversified Consumer Services – 0.9%

734,083	LifeLock, Incorporated, (2), (3)	8,794,314

122	Nuveen Investments

Shares	Description (1)	Value

	Diversified Financial Services – 7.2%

176,164	CBOE Holdings Inc., (2)	$11,736,046

68,658	Intercontinental Exchange Group, Inc.	18,111,980

218,886	McGraw-Hill Companies, Inc.	18,609,688

146,498	Moody’s Corporation, (2)	13,058,832

137,262	NASDAQ Stock Market, Inc.	8,510,244
	Total Diversified Financial Services	70,026,790

	Electrical Equipment – 1.5%

72,868	Acuity Brands Inc., (2)	14,750,669

	Electronic Equipment, Instruments & Components – 1.8%

314,106	Amphenol Corporation, Class A	15,570,234

140,289	Fitbit, Inc., Class A Shares, (2), (3)	2,328,797
	Total Electronic Equipment, Instruments & Components	17,899,031

	Food Products – 1.6%

143,068	Tyson Foods, Inc., Class A, (2)	7,634,108

214,848	WhiteWave Foods Company, (3)	8,110,512
	Total Food Products	15,744,620

	Health Care Equipment & Supplies – 5.6%

88,029	Abiomed, Inc., (3)	7,511,515

726,075	Boston Scientific Corporation, (3)	12,728,095

118,997	DexCom, Inc., (3)	8,482,106

255,697	Hill Rom Holdings Inc.	12,498,469

391,448	Hologic Inc., (3)	13,285,745
	Total Health Care Equipment & Supplies	54,505,930

	Health Care Providers & Services – 5.4%

172,303	Acadia Healthcare Company Inc., (2), (3)	10,515,652

171,853	AmerisourceBergen Corporation	15,391,155

274,910	Centene Corporation, (2), (3)	17,060,915

72,227	CIGNA Corporation	9,649,527
	Total Health Care Providers & Services	52,617,249

	Hotels, Restaurants & Leisure – 4.4%

19,382	Chipotle Mexican Grill, (2), (3)	8,779,465

145,519	Jack in the Box Inc., Term Loan	11,298,095

222,464	Marriott International, Inc., Class A, (2)	13,632,594

214,130	Norwegian Cruise Line Holdings Limited, (3)	9,715,078
	Total Hotels, Restaurants & Leisure	43,425,232

	Household Durables – 4.3%

401,142	D.R. Horton, Inc., (2)	11,035,416

341,864	Jarden Corporation	18,135,885

78,945	Mohawk Industries Inc., (3)	13,137,237
	Total Household Durables	42,308,538

Nuveen Investments	123

Nuveen Mid Cap Growth Opportunities Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Industrial Conglomerates – 1.4%

78,214	Roper Technologies, Inc., (2)	$13,739,853

	Internet & Catalog Retail – 2.0%

144,043	Expedia, Inc.	14,554,105

4,546	priceline.com Incorporated, (3)	4,841,354
	Total Internet & Catalog Retail	19,395,459

	Internet Software & Services – 1.2%

59,617	LinkedIn Corporation, Class A Shares, (3)	11,798,800

	IT Services – 4.9%

340,087	Fidelity National Information Services, (2)	20,313,397

190,898	Gartner Inc., (3)	16,778,025

443,300	Genpact Limited, (3)	10,603,736
	Total IT Services	47,695,158

	Life Sciences Tools & Services – 2.3%

546,214	Accelerate Diagnostics Inc., (3)	8,089,429

234,767	Quintiles Transnational Corporation, (3)	14,280,877
	Total Life Sciences Tools & Services	22,370,306

	Machinery – 2.1%

63,882	Snap-on Incorporated	10,320,776

106,505	Stanley Black & Decker Inc.	10,047,682
	Total Machinery	20,368,458

	Media – 3.6%

199,525	Liberty Broadband Corporation, Class A Shares, (3)	9,497,390

277,715	Lions Gate Entertainment Corporation, Equity, (2)	7,262,247

265,826	Live Nation Inc., (2), (3)	6,034,250

3,481,956	Sirius XM Holdings Inc., (2), (3)	12,883,237
	Total Media	35,677,124

	Multiline Retail – 1.2%

142,708	Dollar Tree Stores Inc., (3)	11,605,015

	Oil, Gas & Consumable Fuels – 0.6%

296,028	Parsley Energy Inc. Class A Shares, (2), (3)	5,701,499

	Pharmaceuticals – 1.9%

129,728	Mallinckrodt PLC, (3)	7,535,900

144,599	Medicines Company, (2), (3)	4,997,341

110,436	Pacira Pharmaceuticals, Inc., (2), (3)	6,562,107
	Total Pharmaceuticals	19,095,348

	Real Estate Investment Trust – 2.2%

246,292	Crown Castle International Corporation	21,230,370

124	Nuveen Investments

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment – 0.5%

74,883	Skyworks Solutions Inc.	$5,160,936

	Software – 8.9%

357,915	Activision Blizzard Inc.	12,462,600

181,620	Cyberark Software Limited, (2), (3)	7,915,000

312,255	Electronic Arts Inc., (2), (3)	20,154,499

128,569	Intuit, Inc.	12,279,625

138,264	Proofpoint, Incorporated, (2), (3)	6,962,975

194,556	Red Hat, Inc., (3)	13,628,648

120,306	ServiceNow Inc., (2), (3)	7,484,236

74,966	Tableau Software Inc., Class A, (3)	6,015,272
	Total Software	86,902,855

	Specialty Retail – 10.9%

126,245	Advance Auto Parts, Inc., (2)	19,195,552

211,513	Foot Locker, Inc., (2)	14,289,818

400,680	Michaels Cos Inc., (2), (3)	8,734,824

62,565	O’Reilly Automotive Inc., (2), (3)	16,323,209

343,308	Ross Stores, Inc., (2)	19,314,508

114,540	Signet Jewelers Limited	13,286,640

84,119	Ulta Salon, Cosmetics & Fragrance, Inc., (3)	15,239,839
	Total Specialty Retail	106,384,390

	Thrifts & Mortgage Finance – 1.2%

690,333	BofI Holdings, Inc., (2), (3)	11,846,114
	Total Long-Term Investments (cost $907,010,518)	970,649,044

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 23.1%

	Money Market Funds – 23.1%

225,363,180	Mount Vernon Securities Lending Prime Portfolio, 0.518%, (4), (5)	$225,363,180
	Total Investments Purchased with Collateral from Securities Lending (cost $225,363,180)	225,363,180

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.4%

	Money Market Funds – 0.4%

4,136,267	First American Treasury Obligations, Class Z, 0.140%, (4)	$4,136,267
	Total Short-Term Investments (cost $4,136,267)	4,136,267
	Total Investments (cost $1,136,509,965) – 122.7%	1,200,148,491
	Other Assets Less Liabilities – (22.7)%	(221,928,097)
	Net Assets – 100%	$978,220,394

Nuveen Investments	125

Nuveen Mid Cap Growth Opportunities Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment needs credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements at the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$970,649,044	$—	$—	$970,649,044
Investments Purchased with Collateral from Securities Lending	225,363,180	—	—	225,363,180
Short-Term Investments:
Money Market Funds	4,136,267	—	—	4,136,267
Total	$1,200,148,491	$—	$—	$1,200,148,491

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $1,143,663,645.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$122,238,562
Depreciation	(65,753,716)
Net unrealized appreciation (depreciation) of investments	$56,484,846

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $222,791,757.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

126	Nuveen Investments

Nuveen Small Cap Growth Opportunities Fund

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.2%

	COMMON STOCKS – 96.2%

	Auto Components – 1.4%

30,842	Tenneco Inc., (2)	$1,178,473

	Automobiles – 1.4%

22,617	Thor Industries, Inc.	1,185,809

	Banks – 2.5%

39,267	Cathay General Bancorp., (3)	1,099,476

29,304	Western Alliance Bancorporation, (2), (3)	954,724
	Total Banks	2,054,200

	Biotechnology – 6.2%

8,419	Anacor Pharmaceuticals Inc., (2)	632,519

37,634	Cepheid, Inc., (2), (3)	1,108,321

17,834	Emergent BioSolutions, Inc., (2)	652,724

26,201	Insmed Incorporated, (2), (3)	345,853

47,484	Lion Biotechnologies Inc., (2)	284,429

14,969	Neurocrine Biosciences Inc., (2), (3)	636,931

8,179	Prothena Corporation PLC, (2)	318,572

9,608	Sage Therapeutics, Inc., (2), (3)	322,637

9,413	Tesaro Inc., (2), (3)	325,125

8,561	Ultragenyx Pharmaceutical Inc., (2)	480,700
	Total Biotechnology	5,107,811

	Building Products – 1.2%

63,817	Continental Building Products Inc., (2)	953,426

	Capital Markets – 1.1%

20,233	Evercore Partners Inc.	913,925

	Chemicals – 1.3%

40,605	PolyOne Corporation	1,098,771

	Commercial Services & Supplies – 1.2%

28,097	HNI Corporation, (3)	955,860

	Communications Equipment – 3.1%

50,560	Arris International PLC, (2), (3)	1,287,763

29,230	Plantronics Inc.	1,310,381
	Total Communications Equipment	2,598,144

	Construction & Engineering – 1.5%

78,892	MasTec Inc., (2), (3)	1,218,092

Nuveen Investments	127

Nuveen Small Cap Growth Opportunities Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Containers & Packaging – 1.0%

26,458	Berry Plastics Corporation, (2)	$822,844

	Distributors – 2.2%

21,004	Pool Corporation	1,774,839

	Diversified Telecommunication Services – 1.1%

27,800	Cogent Communications Group, Inc.	928,798

	Electrical Equipment – 1.5%

43,583	Generac Holdings Inc., (2), (3)	1,238,629

	Electronic Equipment, Instruments & Components – 1.4%

39,859	National Instruments Corporation	1,135,982

	Food & Staples Retailing – 1.1%

48,247	Natural Grocers by Vitamin Cottage Incorporated, (2), (3)	868,928

	Food Products – 1.2%

12,738	Treehouse Foods Inc., (2)	1,010,888

	Health Care Equipment & Supplies – 9.9%

17,201	Abiomed, Inc., (2), (3)	1,467,761

64,291	AtriCure, Inc., (2), (3)	1,123,807

83,589	ConforMIS Inc., (2), (3)	919,479

15,102	DexCom, Inc., (2)	1,076,471

73,668	K2M Group Holdings Inc., (2)	1,046,822

65,313	Nxstage Medical, Inc., (2), (3)	1,235,722

57,619	Zeltiq Aesthetics Inc., (2), (3)	1,337,913
	Total Health Care Equipment & Supplies	8,207,975

	Health Care Providers & Services – 3.4%

29,989	Amedisys, Inc., (2)	1,072,107

22,690	Team Health Holdings Inc., (2)	927,340

48,678	Teladoc, Inc., (2), (3)	790,531
	Total Health Care Providers & Services	2,789,978

	Hotels, Restaurants & Leisure – 4.7%

28,533	BJ’s Restaurants, Inc., (2)	1,223,780

16,940	Jack in the Box Inc., Term Loan	1,315,222

36,649	Texas Roadhouse, Inc., (3)	1,349,783
	Total Hotels, Restaurants & Leisure	3,888,785

	Internet Software & Services – 3.5%

27,018	Cornerstone OnDemand Inc., (2)	829,182

24,113	LogMeIn Inc., (2)	1,259,663

36,994	Q2 Holdings Inc., (2)	801,290
	Total Internet Software & Services	2,890,135

128	Nuveen Investments

Shares	Description (1)	Value

	IT Services – 6.3%

24,003	CSG Systems International Inc.	$838,665

22,126	Euronet Worldwide, Inc., (2)	1,764,991

81,062	Perficient, Inc., (2)	1,544,231

38,052	WNS Holdings Limited, (2)	1,091,712
	Total IT Services	5,239,599

	Leisure Products – 1.7%

34,806	Brunswick Corporation	1,387,019

	Machinery – 4.0%

31,614	ESCO Technologies Inc.	1,088,470

150,454	Mueller Water Products Inc., (3)	1,235,227

83,216	NN, Incorporated, (3)	1,008,578
	Total Machinery	3,332,275

	Oil, Gas & Consumable Fuels – 2.5%

62,943	Parsley Energy Inc. Class A Shares, (2), (3)	1,212,282

35,183	RSP Permian Inc., (2), (3)	828,560
	Total Oil, Gas & Consumable Fuels	2,040,842

	Pharmaceuticals – 2.1%

8,654	Intra-Cellular Therapies Inc., (2), (3)	320,890

23,379	Pacira Pharmaceuticals, Inc., (2), (3)	1,389,180
	Total Pharmaceuticals	1,710,070

	Professional Services – 2.2%

39,723	Korn Ferry International	1,223,866

27,168	TrueBlue Inc., (2)	620,517
	Total Professional Services	1,844,383

	Real Estate Investment Trust – 3.5%

15,010	PS Business Parks Inc.	1,299,566

14,031	Sovran Self Storage Inc., (3)	1,581,013
	Total Real Estate Investment Trust	2,880,579

	Semiconductors & Semiconductor Equipment – 6.7%

32,924	Mellanox Technologies, Limited, (2)	1,496,396

39,277	MKS Instruments Inc., (3)	1,391,977

84,177	Semtech Corporation, (2), (3)	1,691,958

51,219	Teradyne Inc.	995,185
	Total Semiconductors & Semiconductor Equipment	5,575,516

	Software – 9.6%

26,477	Bottomline Technologies, Inc., (2)	763,067

40,593	Broadsoft Inc., (2)	1,388,687

53,874	Cadence Design Systems, Inc., (2)	1,053,775

Nuveen Investments	129

Nuveen Small Cap Growth Opportunities Fund (continued)

Portfolio of Investments	January 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Software (continued)

34,180	CommVault Systems, Inc., (2)	$1,282,434

53,534	Pegasystems, Inc.	1,258,049

16,709	Proofpoint, Incorporated, (2), (3)	841,465

8,774	Tyler Technologies Inc., (2)	1,378,044

591,081	VideoPropulsion Inc., (2), (4)	—
	Total Software	7,965,521

	Specialty Retail – 3.9%

83,885	Express Inc., (2), (3)	1,422,690

11,990	Restoration Hardware Holdings Incorporated, (2), (3)	738,824

69,817	Tile Shop Holdings Inc., (2), (3)	1,054,935
	Total Specialty Retail	3,216,449

	Textiles, Apparel & Luxury Goods – 1.8%

47,197	Steven Madden Limited, (2), (3)	1,523,991
	Total Long-Term Investments (cost $80,465,336)	79,538,536

Shares	Description (1)	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 31.3%

	Money Market Funds – 31.3%

25,850,787	Mount Vernon Lending Prime Portfolio, 0.518%, (5), (6)	$25,850,787
	Total Investments Purchased with Collateral from Securities Lending (cost $25,850,787)	25,850,787

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 2.2%

	Money Market Funds – 2.2%

1,823,622	First American Treasury Obligations Fund, Class Z, 0.140%, (5)	$1,823,622
	Total Short-Term Investments (cost $1,823,622)	1,823,622
	Total Investments (cost $108,139,745) – 129.7%	107,212,945
	Other Assets Less Liabilities – (29.7)%	(24,525,183)
	Net Assets – 100%	$82,687,762

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment needs credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

130	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements at the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$79,538,536	$—	$—	*	$79,538,536
Investments Purchased with Collateral from Securities Lending	25,850,787	—	—		25,850,787
Short-Term Investments:
Money Market Funds	1,823,622	—	—		1,823,622
Total	$107,212,945	$—	$—		$107,212,945
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $108,458,452.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$7,602,776
Depreciation	(8,848,283)
Net unrealized appreciation (depreciation) of investments	$(1,245,507)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $25,105,485.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

Nuveen Investments	131

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 31, 2016